UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter: USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Name and Address of Agent for Service:

KRISTEN MILLAN

USAA MUTUAL FUNDS TRUST 9800 FREDERICKSBURG ROAD SAN ANTONIO, TX 78288

Registrant's Telephone Number, Including Area Code: (210) 498-0226

Date of Fiscal Year End: MAY 31

Date of Reporting Period: AUGUST 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

USAA MUTUAL FUNDS TRUST – 1ST QUARTER REPORT - PERIOD ENDED AUGUST 31, 2017

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CORNERSTONE AGGRESSIVE FUND

AUGUST 31, 2017

(Form N-Q)

97458 -1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Aggressive Fund

August 31, 2017 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (34.7%)
	COMMON STOCKS (29.8%)
	Consumer Discretionary (3.9%)
	Advertising (0.1%)
3,210	Omnicom Group, Inc.(a)	$232
	Apparel Retail (0.3%)
4,790	American Eagle Outfitters, Inc.	57
5,920	Buckle, Inc.	84
2,530	Caleres, Inc.	68
5,870	Foot Locker, Inc.(a)	207
16,770	Gap, Inc.(a)	396
3,210	TJX Companies, Inc.	232
		1,044
	Auto Parts & Equipment (0.3%)
4,640	American Axle & Manufacturing Holdings, Inc.*	68
860	Cooper-Standard Holdings, Inc.*	86
6,010	Gentex Corp.	110
910	LCI Industries	90
4,420	Lear Corp.(a)	661
		1,015
	Automobile Manufacturers (0.0%)
1,010	Thor Industries, Inc.	110
	Automotive Retail (0.1%)
1,180	Asbury Automotive Group, Inc.*	64
980	Group 1 Automotive, Inc.	59
780	Lithia Motors, Inc. "A"	84
		207
	Broadcasting (0.4%)
3,810	CBS Corp. "B"(a)	244
20,790	Discovery Communications, Inc. "A"*(a)	462
7,590	Gray Television, Inc.*	109
4,640	Scripps Networks Interactive "A"	397
3,470	Sinclair Broadcast Group, Inc. "A"	105
		1,317
	Cable & Satellite (0.3%)
660	Charter Communications, Inc. "A"*	263
9,670	Comcast Corp. "A"(a)	393
3,180	DISH Network Corp. "A"*(a)	182
		838
	Computer & Electronics Retail (0.1%)
4,790	Best Buy Co., Inc.	260
2,950	GameStop Corp. "A"	54
		314

1 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Department Stores (0.2%)
7,410	Kohl's Corp.(a)	$295
12,820	Macy's, Inc.(a)	266
		561
	Education Services (0.1%)
1,860	Adtalem Global Education, Inc.	64
1,110	Capella Education Co.	75
200	Graham Holdings Co. "B"	117
		256
	General Merchandise Stores (0.1%)
1,480	Big Lots, Inc.	70
5,830	Target Corp.(a)	318
		388
	Home Improvement Retail (0.3%)
3,900	Home Depot, Inc.(a)	585
3,050	Lowe's Companies, Inc.(a)	225
		810
	Homebuilding (0.3%)
270	NVR, Inc.*	734
3,440	Toll Brothers, Inc.	134
7,370	TRI Pointe Group, Inc.*	94
		962
	Homefurnishing Retail (0.1%)
10,040	Bed Bath & Beyond, Inc.	277
	Hotels, Resorts & Cruise Lines (0.6%)
12,400	Carnival Corp.(a)	862
4,610	ILG, Inc.	122
910	Marriott Vacations Worldwide Corp.	106
5,010	Royal Caribbean Cruises Ltd.	623
		1,713
	Internet & Direct Marketing Retail (0.2%)
1,270	Netflix, Inc.*(a)	222
130	Priceline Group, Inc.*(a)	241
		463
	Movies & Entertainment (0.2%)
1,380	Time Warner, Inc.(a)	139
13,520	Viacom, Inc. "B"	387
		526
	Publishing (0.0%)
1,520	Meredith Corp.	83
	Restaurants (0.1%)
2,010	Cheesecake Factory, Inc.	83
2,240	DineEquity, Inc.	89
		172
	Specialty Stores (0.1%)
7,460	Dick's Sporting Goods, Inc.	197
8,640	Hibbett Sports, Inc.*	106
12,840	Office Depot, Inc.	55
		358
	Tires & Rubber (0.0%)
2,190	Cooper Tire & Rubber Co.	74
	Total Consumer Discretionary	11,720

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

Consumer Staples (2.4%)

Agricultural Products (0.3%)

8,610	Archer-Daniels-Midland Co.(a)	$356
2,670	Bunge Ltd.	199
3,040	Ingredion, Inc.	377
		932
	Distillers & Vintners (0.1%)
5,590	Brown-Forman Corp. "B"	297
	Drug Retail (0.1%)
4,750	CVS Health Corp.(a)	367
	Food Distributors (0.0%)
1,810	Spartannash Co.	45
	Food Retail (0.1%)
12,320	Kroger Co.(a)	269
	Household Products (0.3%)
8,650	Procter & Gamble Co.(a)	798
	Hypermarkets & Super Centers (0.3%)
2,280	Costco Wholesale Corp.	357
7,710	Wal-Mart Stores, Inc.(a)	602
		959
	Packaged Foods & Meat (0.6%)
10,650	ConAgra Brands, Inc.(a)	345
3,650	Hershey Co.	383
3,330	J.M. Smucker Co.(a)	349
910	Lancaster Colony Corp.	106
1,090	Sanderson Farms, Inc.	161
5,730	Tyson Foods, Inc. "A"	363
		1,707
	Personal Products (0.0%)
2,330	USANA Health Sciences, Inc.*	138
	Soft Drinks (0.4%)
7,610	Coca-Cola Co.(a)	347
2,660	Dr. Pepper Snapple Group, Inc.	242
5,740	PepsiCo, Inc.	664
		1,253
	Tobacco (0.2%)
2,250	Altria Group, Inc.(a)	143
3,750	Philip Morris International, Inc.(a)	438
		581
	Total Consumer Staples	7,346
	Energy (1.7%)
	Integrated Oil & Gas (0.2%)
4,100	Chevron Corp.	441
	Oil & Gas Drilling (0.0%)
9,400	Rowan Companies plc "A"*	92
	Oil & Gas Equipment & Services (0.0%)
1,290	Dril-Quip, Inc.*	48
	Oil & Gas Exploration & Production (0.3%)
11,270	California Resources Corp.*	88
37,130	Denbury Resources, Inc.*	39

3 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
15,070	Devon Energy Corp.(a)	$473
10,900	Murphy Oil Corp.(a)	247
3,070	WPX Energy, Inc.*	31
		878
	Oil & Gas Refining & Marketing (0.8%)
4,336	Andeavor	434
8,780	HollyFrontier Corp.	275
7,660	Marathon Petroleum Corp.	402
4,760	PBF Energy, Inc. "A"	113
4,750	Phillips 66	398
920	REX American Resources Corp.*	80
8,020	Valero Energy Corp.(a)	546
		2,248
	Oil & Gas Storage & Transportation (0.4%)
7,240	Cheniere Energy, Inc.*	310
16,600	Kinder Morgan, Inc.	321
14,640	Plains Group Holdings, LP "A"	329
11,270	Williams Companies, Inc.(a)	335
		1,295
	Total Energy	5,002
	Financials (4.6%)
	Asset Management & Custody Banks (0.2%)
9,700	Franklin Resources, Inc.	419
6,980	Waddell & Reed Financial, Inc. "A"	130
		549
	Consumer Finance (0.6%)
3,410	American Express Co.(a)	294
3,960	Capital One Financial Corp.	315
8,140	Discover Financial Services(a)	480
1,480	Encore Capital Group, Inc.*	60
8,370	Enova International, Inc.*	100
6,210	SLM Corp.*	63
9,494	Synchrony Financial	292
700	World Acceptance Corp.*	52
		1,656
	Diversified Banks (0.5%)
14,100	Bank of America Corp.	337
12,460	Citigroup, Inc.	847
4,390	U.S. Bancorp(a)	225
		1,409
	Insurance Brokers (0.1%)
2,740	Aon plc	381
	Investment Banking & Brokerage (0.2%)
5,690	E*Trade Financial Corp.*	233
7,110	Greenhill & Co., Inc.	107
6,350	Morgan Stanley(a)	289
1,270	Raymond James Financial, Inc.	100
		729
	Life & Health Insurance (0.4%)
5,270	Athene Holding Ltd. "A"*	282
980	Primerica, Inc.	75
4,080	Principal Financial Group, Inc.(a)	255
3,630	Prudential Financial, Inc.(a)	371
7,430	Unum Group(a)	358
		1,341

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Multi-Line Insurance (0.1%)
2,960	American Financial Group, Inc.	$301
	Multi-Sector Holdings (0.1%)
1,700	Berkshire Hathaway, Inc. "B"*	308
	Property & Casualty Insurance (0.4%)
2,560	Allstate Corp.(a)	232
2,500	Employers Holdings, Inc.	105
3,280	First American Financial Corp.	161
7,510	Old Republic International Corp.	143
7,390	Progressive Corp.(a)	344
2,480	W.R. Berkley Corp.	165
		1,150
	Regional Banks (1.3%)
1,560	Bank of Hawaii Corp.	122
7,470	BB&T Corp.	344
11,840	Citizens Financial Group, Inc.	392
2,610	Comerica, Inc.(a)	178
9,760	East West Bancorp, Inc.	541
14,850	Fifth Third Bancorp(a)	388
4,080	First Financial Bancorp	98
10,120	KeyCorp(a)	174
2,620	M&T Bank Corp.(a)	388
4,160	PNC Financial Services Group, Inc.(a)	522
24,620	Regions Financial Corp.	347
2,440	SVB Financial Group*(a)	413
6,070	TCF Financial Corp.	94
		4,001
	Reinsurance (0.3%)
1,330	Everest Re Group Ltd.	336
5,930	Maiden Holdings Ltd.	43
3,630	Reinsurance Group of America, Inc.	488
		867
	Thrifts & Mortgage Finance (0.4%)
5,340	BofI Holding, Inc.*	142
1,880	Farmer Mac "C"	128
3,710	Homestreet, Inc.*	94
1,280	Meta Financial Group, Inc.	90
6,820	Nationstar Mortgage Holdings, Inc.*	117
12,280	NMI Holdings, Inc. "A"*	133
4,850	Provident Financial Services, Inc.	121
9,260	Radian Group, Inc.	162
1,850	Walker & Dunlop, Inc.*	89
3,940	Washington Federal, Inc.	123
		1,199
	Total Financials	13,891
	Health Care (4.2%)
	Biotechnology (0.9%)
4,870	Amgen, Inc.(a)	866
1,680	Biogen, Inc.*	532
1,220	Eagle Pharmaceuticals, Inc.*	66
7,270	Gilead Sciences, Inc.(a)	609
4,040	Myriad Genetics, Inc.*	123
3,120	United Therapeutics Corp.*(a)	408
		2,604
	Health Care Distributors (0.1%)
2,300	AmerisourceBergen Corp.	184

5 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
3,270	Cardinal Health, Inc.(a)	$221
		405
	Health Care Equipment (0.6%)
4,520	Baxter International, Inc.	281
1,310	C.R. Bard, Inc.	420
3,180	Globus Medical, Inc. "A"*	96
1,740	IDEXX Laboratories, Inc.*	271
450	Intuitive Surgical, Inc.*(a)	452
1,390	Masimo Corp.*	117
2,150	Stryker Corp.	304
		1,941
	Health Care Facilities (0.3%)
2,940	HCA Healthcare, Inc.*	231
2,660	HealthSouth Corp.	122
5,470	Select Medical Holdings Corp.*	102
2,660	Universal Health Services, Inc. "B"(a)	287
		742
	Health Care Services (0.4%)
1,650	AMN Healthcare Services, Inc.*	62
700	Chemed Corp.	138
3,550	DaVita, Inc.*	208
4,100	Express Scripts Holding Co.*	258
5,430	MEDNAX, Inc.*	243
2,460	Quest Diagnostics, Inc.(a)	266
		1,175
	Health Care Supplies (0.2%)
1,800	Align Technology, Inc.*	318
1,130	Cooper Companies, Inc.	284
		602
	Health Care Technology (0.1%)
4,190	Veeva Systems, Inc. "A"*	249
	Life Sciences Tools & Services (0.2%)
1,810	Cambrex Corp.*	94
1,850	INC Research Holdings, Inc. "A"*	109
880	Mettler-Toledo International, Inc.*	532
		735
	Managed Health Care (0.7%)
2,590	Anthem, Inc.(a)	508
2,560	Centene Corp.*(a)	227
1,470	Cigna Corp.(a)	268
1,070	Humana, Inc.	276
3,490	UnitedHealth Group, Inc.(a)	694
		1,973
	Pharmaceuticals (0.7%)
7,710	Corcept Therapeutics, Inc.*	129
3,960	Johnson & Johnson(a)	524
7,080	Mallinckrodt plc*	291
8,940	Mylan N.V.*	281
18,880	Pfizer, Inc.(a)	640
2,510	Phibro Animal Health Corp. "A"	89
9,570	Sucampo Pharmaceuticals, Inc. "A"*	113
1,850	Supernus Pharmaceuticals, Inc.*	85
		2,152
	Total Health Care	12,578

Portfolio of Investments | 6

Market
Number	Value
of Shares Security	(000)

Industrials (3.2%)

Aerospace & Defense (0.6%)

2,190	Boeing Co.	$525
830	General Dynamics Corp.(a)	167
1,660	Huntington Ingalls Industries, Inc.	355
1,560	L3 Technologies, Inc.	283
420	Lockheed Martin Corp.(a)	128
1,200	Moog, Inc. "A"*	92
920	Teledyne Technologies, Inc.*	138
4,940	Textron, Inc.(a)	243
		1,931
	Agricultural & Farm Machinery (0.1%)
1,780	Deere & Co.(a)	206
	Airlines (0.2%)
6,200	Delta Air Lines, Inc.	292
4,120	JetBlue Airways Corp.*	82
1,930	SkyWest, Inc.	67
4,690	United Continental Holdings, Inc.*	291
		732
	Building Products (0.1%)
7,740	NCI Building Systems, Inc.*	130
	Commercial Printing (0.1%)
1,550	Deluxe Corp.	107
2,908	LSC Communications, Inc.	47
		154
	Construction & Engineering (0.2%)
1,770	EMCOR Group, Inc.	117
5,660	Fluor Corp.(a)	218
4,740	Jacobs Engineering Group, Inc.(a)	258
4,350	KBR, Inc.	71
		664
	Construction Machinery & Heavy Trucks (0.3%)
1,950	Cummins, Inc.(a)	311
1,280	Greenbrier Companies, Inc.	55
4,920	PACCAR, Inc.(a)	326
3,420	Wabash National Corp.	72
		764
	Diversified Support Services (0.1%)
4,640	Copart, Inc.*	151
2,270	Viad Corp.	125
		276
	Electrical Components & Equipment (0.3%)
5,500	Atkore International Group, Inc.*	92
3,640	Eaton Corp. plc	261
1,080	EnerSys	69
1,260	Regal-Beloit Corp.	95
2,090	Rockwell Automation, Inc.	343
		860
	Environmental & Facilities Services (0.2%)
7,960	Republic Services, Inc.(a)	519
	Human Resource & Employment Services (0.2%)
3,890	ManpowerGroup, Inc.(b)	434

7 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Industrial Conglomerates (0.1%)
810	3M Co.(a)	$166
850	Roper Technologies, Inc.	196
		362
	Industrial Machinery (0.4%)
2,110	Barnes Group, Inc.	132
1,420	Crane Co.	106
3,100	Illinois Tool Works, Inc.(a)	426
2,360	Ingersoll-Rand plc(a)	202
770	Nordson Corp.	84
1,960	Stanley Black & Decker, Inc.(a)	282
		1,232
	Office Services & Supplies (0.0%)
2,950	Herman Miller, Inc.	99
	Railroads (0.1%)
6,270	CSX Corp.(a)	315
	Research & Consulting Services (0.0%)
4,690	Navigant Consulting, Inc.*	72
	Trading Companies & Distributors (0.2%)
1,460	GATX Corp.	89
2,870	United Rentals, Inc.*	339
1,620	W.W. Grainger, Inc.	263
		691
	Trucking (0.0%)
1,180	Old Dominion Freight Line, Inc.	118
	Total Industrials	9,559
	Information Technology (6.5%)
	Application Software (0.5%)
2,640	Adobe Systems, Inc.*(a)	410
7,790	Citrix Systems, Inc.*(a)	609
2,310	Intuit, Inc.(a)	327
		1,346
	Communications Equipment (0.5%)
1,220	Arista Networks, Inc.*	215
14,150	Cisco Systems, Inc.(a)	456
7,040	Commscope Holding Co., Inc.*	233
2,090	F5 Networks, Inc.*(a)	249
970	InterDigital, Inc.	69
10,630	Juniper Networks, Inc.	295
1,650	Plantronics, Inc.	70
		1,587
	Data Processing & Outsourced Services (0.7%)
4,660	Automatic Data Processing, Inc.(a)	496
5,010	Convergys Corp.	118
2,520	CSG Systems International, Inc.	98
4,350	Fiserv, Inc.*(a)	538
5,900	MasterCard, Inc. "A"	786
1,480	MAXIMUS, Inc.	90
		2,126
	Electronic Components (0.3%)
6,450	Amphenol Corp. "A"	522
7,790	Corning, Inc.(a)	224
		746

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
	Electronic Equipment & Instruments (0.0%)
2,650	Keysight Technologies, Inc.*	$108
	Electronic Manufacturing Services (0.1%)
3,570	Benchmark Electronics, Inc.*	116
3,470	Jabill, Inc.	109
1,940	Sanmina Corp.*	72
		297
	Internet Software & Services (0.4%)
6,840	Akamai Technologies, Inc.*(a)	322
9,930	eBay, Inc.*(a)	359
3,960	VeriSign, Inc.*(a)	411
		1,092
	IT Consulting & Other Services (0.9%)
6,120	Accenture plc "A"	800
730	CACI International, Inc. "A"*	95
5,710	Cognizant Technology Solutions Corp. "A"(a)	404
6,870	Hackett Group, Inc.	94
3,770	International Business Machines Corp.(a)	539
10,870	Leidos Holdings, Inc.	634
1,130	Science Applications International Corp.	84
4,300	Teradata Corp.*	137
		2,787
	Semiconductor Equipment (0.5%)
1,860	Advanced Energy Industries, Inc.*	137
5,390	Applied Materials, Inc.(a)	243
1,600	Cabot Microelectronics Corp.	115
3,690	KLA-Tencor Corp.(a)	346
2,530	Lam Research Corp.(a)	420
3,660	Teradyne, Inc.	130
2,360	Xperi Corp.	64
		1,455
	Semiconductors (0.7%)
1,220	Broadcom Ltd.	307
1,670	Cirrus Logic, Inc.*	97
10,200	Intel Corp.	358
3,250	Microchip Technology, Inc.(a)	282
12,750	Micron Technology, Inc.*(a)	408
1,590	NVIDIA Corp.	269
5,090	QUALCOMM, Inc.	266
2,690	Texas Instruments, Inc.(a)	223
		2,210
	Systems Software (0.8%)
12,750	CA, Inc.(a)	423
11,040	Microsoft Corp.(a)	826
11,510	Oracle Corp.(a)	579
3,920	VMware, Inc. "A"*	424
		2,252
	Technology Distributors (0.4%)
6,130	Arrow Electronics, Inc.*	487
2,820	Avnet, Inc.	109
6,670	CDW Corp.	423
1,380	ePlus, Inc.*	115
1,670	Insight Enterprises, Inc.*	67
900	Tech Data Corp.*	99
		1,300

9 | USAA Cornerstone Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Technology Hardware, Storage, & Peripherals (0.7%)
6,575	Apple, Inc.(a)	$1,078
20,100	Hewlett Packard Enterprise Co.	363
6,710	Seagate Technology plc	212
2,410	Western Digital Corp.(a)	213
11,910	Xerox Corp.	384
		2,250
	Total Information Technology	19,556
	Materials (0.9%)
	Commodity Chemicals (0.0%)
1,880	Trinseo S.A.	126
	Diversified Chemicals (0.4%)
9,620	Dow Chemical Co.(a)	641
6,590	E.I. du Pont de Nemours & Co.(a)	553
		1,194
	Metal & Glass Containers (0.1%)
6,430	Crown Holdings, Inc.*(a)	380
	Paper Packaging (0.0%)
2,890	Sonoco Products Co.	139
	Paper Products (0.1%)
1,700	Neenah Paper, Inc.	132
2,460	Schweitzer-Mauduit International, Inc.	93
		225
	Specialty Chemicals (0.2%)
3,020	Celanese Corp. "A"	293
1,400	Innospec, Inc.	78
2,340	Kraton Corp.*	77
940	Minerals Technologies, Inc.	60
2,920	Rayonier Advanced Materials, Inc.	40
1,140	Stepan Co.	88
		636
	Steel (0.1%)
9,990	SunCoke Energy, Inc.*	93
1,520	Worthington Industries, Inc.	76
		169
	Total Materials	2,869
	Real Estate (0.8%)
	Real Estate Services (0.2%)
13,530	CBRE Group, Inc. "A"*	488
5,950	HFF, Inc. "A"	227
		715
	REITs - Health Care (0.1%)
6,910	Sabra Health Care REIT, Inc.	151
	REITs - Hotel & Resort (0.1%)
8,480	RLJ Lodging Trust	171
	REITs - Retail (0.1%)
32,640	Brixmor Property Group, Inc.	611
	REITs - Specialized (0.3%)
6,290	American Tower Corp. (a)	931
	Total Real Estate	2,579

Portfolio of Investments | 10

Market
Number	Value
of Shares Security	(000)

Telecommunication Services (0.7%)

Alternative Carriers (0.1%)

5,220	Level 3 Communications, Inc.*	$284
	Integrated Telecommunication Services (0.4%)
15,060	AT&T, Inc.(a)	564
10,630	CenturyLink, Inc.(e)	210
9,210	Verizon Communications, Inc.(a)	442
		1,216
	Wireless Telecommunication Services (0.2%)
8,120	T-Mobile US, Inc.*(a)	525
	Total Telecommunication Services	2,025
	Utilities (0.9%)
	Electric Utilities (0.1%)
4,880	Hawaiian Electric Industries, Inc.	163
8,970	Spark Energy, Inc. "A"	142
		305
	Gas Utilities (0.1%)
7,030	UGI Corp.	348
	Multi-Utilities (0.7%)
21,720	Ameren Corp.(a)	1,303
25,940	CenterPoint Energy, Inc.(a)	768
		2,071
	Total Utilities	2,724
	Total Common Stocks (cost: $85,934)	89,849
	PREFERRED STOCKS (0.4%)
	Consumer Staples (0.1%)
	Agricultural Products (0.1%)
8,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	235
2,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(f)	211
		446
	Total Consumer Staples	446
	Energy (0.1%)
	Oil & Gas Exploration & Production (0.1%)
300	Chesapeake Energy Corp., 5.75%, perpetual(f)	177
		177
	Financials (0.1%)
	Life & Health Insurance (0.1%)
12,000	Delphi Financial Group, Inc., 4.51%, cumulative redeemable	250
	Regional Banks (0.1%)
235	M&T Bank Corp., 6.38%, cumulative redeemable, perpetual	246
	Total Financials	496

11 | USAA Cornerstone Aggressive Fund

Market
Number	Value
of Shares Security	(000)

Telecommunication Services (0.1%)

Integrated Telecommunication Services (0.1%)

8,000 Qwest Corp., 6.50%	$203
Total Preferred Stocks (cost: $1,417)	1,322

EXCHANGE-TRADED FUNDS (4.5%)

4,700	Consumer Discretionary Select Sector SPDR Fund	421
7,800	Consumer Staples Select Sector SPDR(e)	427
5,400	Health Care Select Sector SPDR Fund	439
7,400	iShares Core S&P 500 ETF	1,844
22,100	iShares iBoxx $ High Yield Corporate Bond ETF(e)	1,958
7,700	Technology Select Sector SPDR	453
35,400	Vanguard S&P 500 ETF	8,046
	Total Exchange-Traded Funds (cost: $12,446)	13,588
	Total U.S. Equity Securities (cost: $99,797)	104,759
	INTERNATIONAL EQUITY SECURITIES (33.7%)
	COMMON STOCKS (0.1%)
	Consumer Staples (0.0%)
	Tobacco (0.0%)
1,125	British American Tobacco plc ADR	70
	Information Technology (0.1%)
	Electronic Manufacturing Services (0.1%)
3,510	TE Connectivity Ltd.	279
	Total Common Stocks (cost: $365)	349
	EXCHANGE-TRADED FUNDS (33.6%)
327,700	iShares Core MSCI EAFE ETF	20,537
189,300	iShares Core MSCI Emerging Markets ETF	10,224
84,900	iShares Edge MSCI Min Vol EAFE ETF	6,037
87,300	iShares Edge MSCI Min Vol Emerging Markets ETF	5,076
51,700	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	2,226
220,200	PowerShares FTSE RAFI Emerging Markets Portfolio	4,823
162,400	Schwab Fundamental Emerging Markets Large Co. Index ETF	4,680
668,300	Schwab Fundamental International Large Co. Index ETF	19,367
72,800	Schwab Fundamental International Small Co. Index ETF	2,475
14,790	SPDR S&P Emerging Markets Small Cap ETF	734
286,600	Vanguard FTSE Developed Markets ETF	12,186
92,160	Vanguard FTSE Emerging Markets ETF	4,083
67,350	Vanguard FTSE Europe ETF	3,822
16,645	WisdomTree Emerging Markets SmallCap Dividend Fund	819
55,907	WisdomTree India Earnings Fund	1,469
54,870	WisdomTree Japan Hedged Equity Fund	2,857
	Total Exchange-Traded Funds (cost: $89,864)	101,415
	Total International Equity Securities (cost: $90,229)	101,764

Portfolio of Investments | 12

				Market
Number				Value
of Shares	Security			(000)
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.8%)
	GOLD (0.0%)
	North American Gold Companies (0.0%)
8,197	Hycroft Mining Corp. *(c),(d) (cost: $258)			$4
	EXCHANGE-TRADED FUNDS (1.8%)
24,300	First Trust Global Tactical Commodity Strategy Fund*			495
28,600	PowerShares DB Commodity Index Tracking Fund*(e)			432
60,800	United States Commodity Index Fund*			2,467
63,900	VanEck Vectors Gold Miners ETF			1,579
12,000	VanEck Vectors Junior Gold Miners ETF			433
	Total Exchange-Traded Funds (cost: $5,704)			5,406
	Total Precious Metals and Commodity-Related Securities (cost: $5,962)			5,410
	GLOBAL REAL ESTATE EQUITY SECURITIES (1.3%)
	PREFERRED STOCKS (0.1%)
	REITs - Mortgage (0.1%)
8,000	Arbor Realty Trust, Inc., 7.38% (cost: $200)			202
	EXCHANGE-TRADED FUNDS (1.2%)
42,890	Vanguard REIT ETF (cost: $3,469)			3,605
	Total Global Real Estate Equity Securities (cost: $3,669)			3,807
Principal
Amount		Coupon
(000)		Rate	Maturity
	BONDS (24.1%)
	CORPORATE OBLIGATIONS (1.2%)
	Consumer Discretionary (0.1%)
	Department Stores (0.0%)
$99	Neiman Marcus Group Ltd., LLC (g)	4.48%	10/25/2020	74
	Specialty Stores (0.1%)
299	Academy Sports(g),(q)	5.24	7/01/2022	202
150	Guitar Center, Inc. (f)	6.50	4/15/2019	132
				334
	Total Consumer Discretionary			408
	Consumer Staples (0.0%)
	Food Retail (0.0%)
100	BI-LO, LLC & BI-LO Finance Corp. (f)	9.25	2/15/2019	87

13 | USAA Cornerstone Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Energy (0.2%)

Oil & Gas Drilling (0.0%)

$261	Schahin II Finance Co. SPV Ltd.(f),(h)	5.88%	9/25/2023	$29
	Oil & Gas Storage & Transportation (0.2%)
100	Enbridge Energy Partners, LP	7.38	10/15/2045	130
190	Southern Union Co., 3 mo. USD LIBOR +
	3.0175%	4.33 (i)	11/01/2066	164
150	Tallgrass Energy Partners, LP & Tallgrass
	Energy Finance Corp. (f)	5.50	9/15/2024	151
				445
	Total Energy			474
	Financials (0.7%)
	Asset Management & Custody Banks (0.1%)
100	Ares Capital Corp.	3.63	1/19/2022	101
200	Prospect Capital Corp.	5.00	7/15/2019	207
				308
	Life & Health Insurance (0.1%)
200	Prudential Financial, Inc.	5.63	6/15/2043	217
100	StanCorp Financial Group, Inc., 3 mo. USD
	LIBOR + 2.51%	3.71 (i)	6/01/2067	93
				310
	Multi-Line Insurance (0.1%)
300	Nationwide Mutual Insurance Co., 3 mo. USD
	LIBOR + 2.29%(f)	3.54 (i)	12/15/2024	301
	Property & Casualty Insurance (0.2%)
200	Allstate Corp.	5.75	8/15/2053	220
200	AmTrust Financial Services, Inc.	2.75	12/15/2044	148
200	HSB Group, Inc., 3 mo. USD LIBOR + 0.91%	2.21 (i)	7/15/2027	176
200	Oil Insurance Ltd., 3 mo. USD LIBOR +
	2.982%(f)	4.28 (i)	- (p)	192
				736
	Regional Banks (0.2%)
200	Compass Bank	3.88	4/10/2025	201
175	Cullen/Frost Capital Trust II, 3 mo. USD LIBOR +
	1.55%	2.75 (i)	3/01/2034	156
50	First Maryland Capital Trust I, 3 mo. USD LIBOR
	+ 1%	2.30 (i)	1/15/2027	47
200	SunTrust Capital I, 3 mo. USD LIBOR + 0.67%	1.99 (i)	5/15/2027	189
				593
	Total Financials			2,248
	Industrials (0.1%)
	Airlines (0.0%)
42	Continental Airlines, Inc. Pass-Through Trust	6.25	10/11/2021	44
	Electrical Components & Equipment (0.1%)
100	Artesyn Embedded Technologies, Inc. (f)	9.75	10/15/2020	99
	Total Industrials			143
	Real Estate (0.0%)
	Real Estate Development (0.0%)
100	Crescent Communities, LLC & Crescent
	Ventures, Inc. (f)	8.88	10/15/2021	106

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Utilities (0.1%)

Electric Utilities (0.0%)

$50	NextEra Energy Capital Holdings, Inc., 3 mo.
	USD LIBOR + 3.348%	7.30% (i)	9/01/2067	$50
	Multi-Utilities (0.1%)
100	WEC Energy Group, Inc., 3 mo. USD LIBOR +
	2.1125%	3.43 (i)	5/15/2067	97
	Total Utilities			147
	Total Corporate Obligations (cost: $3,673)			3,613

CONVERTIBLE SECURITIES (0.1%)

Materials (0.1%)

200	Pretium Resources, Inc. (f) (cost: $192)	2.25		3/15/2022	181
	EURODOLLAR AND YANKEE OBLIGATIONS (0.2%)
	Energy (0.1%)
	Integrated Oil & Gas (0.1%)
150	Petroleos Mexicanos Co. (f)	5.38		3/13/2022	161
	Financials (0.1%)
	Property & Casualty Insurance (0.1%)
200	QBE Capital Funding III Ltd. (f)	7.25		5/24/2041	225
	Materials (0.0%)
	Gold (0.0%)
100	Newcrest Finance Property Ltd. (f)	4.45		11/15/2021	106
	Total Eurodollar and Yankee Obligations (cost: $434)				492
	ASSET-BACKED SECURITIES (0.1%)
	Financials (0.1%)
	Asset-Backed Financing (0.1%)
125	Avis Budget Rental Car Funding AESOP, LLC (f)	2.96		7/20/2020	126
89	Avis Budget Rental Car Funding AESOP, LLC (f)	3.75		7/20/2020	90
50	Navient Student Loan Trust, 1 mo. USD LIBOR +
	1.5%	2.73	(i)	8/25/2050	49
					265
	Total Financials				265
	Total Asset-Backed Securities (cost: $258)				265
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
	Financials (0.1%)
55	Sequoia Mortgage Trust, 1 mo. USD LIBOR +
	0.9%	2.13	(i)	9/20/2033	54
239	Structured Asset Mortgage Investments, Inc., 1
	mo. USD LIBOR + 0.5%	1.73	(i)	7/19/2035	222
53	Wells Fargo Mortgage Backed Securities Trust	3.00	(i),(s)	4/25/2035	50
	Total Financials				326
	Total Collateralized Mortgage Obligations (cost: $337)				326

15 | USAA Cornerstone Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	COMMERCIAL MORTGAGE SECURITIES (0.5%)
	Financials (0.5%)
	Commercial Mortgage-Backed Securities (0.4%)
$79	Banc of America Commercial Mortgage, Inc.	5.00%	7/10/2044	$57
200	Banc of America Commercial Mortgage, Inc.	6.53	2/10/2051	201
181	Bear Stearns Commercial Mortgage Securities,
	Inc. (f)	5.66	9/11/2041	182
50	Citigroup Commercial Mortgage Trust	6.00	12/10/2049	30
51	Commercial Mortgage Trust	5.38	12/10/2046	51
230	Credit Suisse Commercial Mortgage Pass-
	Through Trust	1.42	2/15/2040	217
250	FREMF Mortgage Trust (f)	3.56	8/25/2045	256
110	GE Capital Commercial Mortgage Corp.	5.00	11/10/2045	110
50	GE Capital Commercial Mortgage Corp.	5.61	12/10/2049	50
12	GMAC Commercial Mortgage Securities, Inc.	4.97	12/10/2041	12
168	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37	5/15/2047	168
100	Morgan Stanley Capital I Trust	5.61	3/12/2044	99
				1,433
	Interest-Only Commercial Mortgage-Backed Securities (0.1%)
814	CSAIL Commercial Mortgage Trust (c)	1.00	1/15/2049	90
889	UBS Commercial Mortgage Trust (c),(f)	2.00	5/10/2045	70
	Total Interest-Only Commercial Mortgage-Backed Securities			160
	Total Financials			1,593
	Total Commercial Mortgage Securities (cost: $1,628)			1,593
	U.S. GOVERNMENT AGENCY ISSUES (4.3%)(o)
	Commercial Mortgage-Backed Securities (0.4%)
250	Fannie Mae (+)	2.15	1/25/2023	250
500	Freddie Mac (+)	3.51	4/25/2030	536
300	Freddie Mac (+)	3.33	5/25/2025	319
				1,105
	Mortgage-Backed Pass-Through Securities (3.9%)
700	Freddie Mac (+)	3.00	12/25/2025	727
524	Freddie Mac (+)	3.00	4/01/2046	530
1,557	Freddie Mac (+)	3.00	6/01/2046	1,576
564	Freddie Mac (+)	3.00	9/01/2046	571
284	Freddie Mac (+)	3.00	10/01/2046	288
955	Freddie Mac (+)	3.00	11/01/2046	967
972	Freddie Mac (+)	3.00	1/01/2047	984
927	Freddie Mac (+)	3.00	3/01/2047	939
982	Freddie Mac (+)	3.00	4/01/2047	995
295	Freddie Mac (+)	3.00	4/01/2047	298
750	Freddie Mac (+)	3.00	9/01/2047	759
3,070	Freddie Mac (+)	3.50	4/01/2046	3,185
				11,819
	Total U.S. Government Agency Issues (cost: $12,916)			12,924
	U.S. TREASURY SECURITIES (8.8%)
	Bonds (1.6%)(n)
2,250	3.13%, 8/15/2044			2,436
30	3.18%, 8/15/2044 (STRIPS Principal)(j)			14

Portfolio of Investments | 16

Principal				Market
Amount				Value
(000)	Security			(000)
$200	3.00%, 11/15/2044			$211
100	2.50%, 2/15/2045			96
3,100	3.02%, 5/15/2045 (STRIPS Principal)(j)			1,428
700	3.00%, 5/15/2047			740
				4,925
	Inflation-Indexed Notes (1.0%)
2,067	0.13%, 4/15/2021			2,077
1,022	0.13%, 7/15/2026			1,004
				3,081
	Notes (6.2%)(n)
7,500	1.13%, 2/28/2021 (k)			7,398
800	1.63%, 4/30/2023			792
250	2.38%, 8/15/2024			257
100	2.00%, 2/15/2025			100
1,000	2.25%, 11/15/2025			1,016
3,200	1.63%, 2/15/2026			3,091
600	1.63%, 5/15/2026			578
2,600	2.25%, 2/15/2027			2,629
1,500	2.38%, 5/15/2027			1,533
1,250	2.25%, 8/15/2027			1,265
				18,659
	Total U.S. Treasury Securities (cost: $26,294)			26,665
Number
of Shares
	EXCHANGE-TRADED FUNDS (8.8%)
25,100	iShares 1-3 Year Credit Bond ETF			2,650
96,587	PowerShares Fundamental High Yield Corporate Bond Portfolio(e)			1,836
101,500	Vanguard Short-Term Bond ETF			8,138
173,900	Vanguard Short-Term Corporate Bond ETF			13,977
	Total Exchange-Traded Funds (cost: $26,429)			26,601
	Total Bonds (cost: $72,161)			72,660
Principal
Amount		Coupon
(000)		Rate	Maturity
	MONEY MARKET INSTRUMENTS (4.3%)
	COMMERCIAL PAPER (2.3%)
	Energy (0.1%)
	Oil & Gas Drilling (0.1%)
$400	Nabors Industries, Inc. (f),(r)	2.00%	1/08/2018	397
	Financials (2.2%)
	Asset-Backed Financing (2.2%)
1,500	Liberty Street Funding, LLC (f),(r)	1.18	9/12/2017	1,499
621	LMA Americas, LLC (f),(r)	1.19	9/12/2017	621
1,520	LMA Americas, LLC (f),(r)	1.20	9/01/2017	1,520
1,500	Ridgefield Funding Co. (f),(r)	1.21	9/12/2017	1,499

17 | USAA Cornerstone Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,500	Victory Receivables Corp. (f),(r)	1.21%	9/06/2017	$1,500
				6,639
	Total Financials			6,639
	Total Commercial Paper (cost: $7,036)			7,036

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (2.0%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.90% (l)
5,969,049 (cost: $5,969)	5,969
Total Money Market Instruments (cost: $13,005)	13,005

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.0%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.0%)

73,575	Federated Government Obligations Fund Institutional Class, 0.88%(l)	74
943,075	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91%(l)	943
1,820,667	Invesco Government & Agency Portfolio Institutional Class, 0.93%(l)	1,821
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
28,494	0.90%(l)	28
122,921	Western Asset Institutional Government Reserves Institutional Class, 0.91%(l)	123
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $2,989)	2,989
	Total Investments (cost: $287,812)	$304,394
				Unrealized
Number of	Expiration	Notional	Contract	Appreciation/
				(Depreciation)
Contracts	Date	Amount (000)	Value (000)	(000)

FUTURES (m)

LONG FUTURES

Equity Contracts

18	Mini MSCI Emerging Markets	9/15/2017	902	USD	$978	$76
301	Euro Stoxx 50	9/15/2017	10,604	EURO	12,269	(355)
146	E-mini S&P 500	9/15/2017	17,755	USD	18,032	277
18	TOPIX Index	9/07/2017	290,869	JPY	2,654	8
					33,933	6
	Total Long Futures				$33,933	$6

Portfolio of Investments | 18

				Unrealized
Number of	Expiration	Notional	Contract	Appreciation/
				(Depreciation)
Contracts Security	Date	Amount (000)	Value (000)	(000)

SHORT FUTURES

Equity Contracts

(37)	Russell 2000 Mini	9/15/2017	(2,632) USD		$(2,598)	$34
(31) E-mini S&P Midcap 400		9/15/2017	(5,508) USD		(5,364)	144
					(7,962)	178
	Total Short Futures				$(7,962)	$178
	Total Futures				$25,971	$184
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
U.S. Equity Securities:
Common Stocks		$89,849$	— $		— $	89,849
Preferred Stocks		—	1,322		—	1,322
Exchange-Traded Funds		13,588	—		—	13,588
International Equity Securities:
Common Stocks		349	—		—	349
Exchange-Traded Funds		101,415	—		—	101,415
Precious Metals and Commodity-Related
Securities:
Common Stocks		—	—		4	4
Exchange-Traded Funds		5,406	—		—	5,406
Global Real Estate Equity Securities:
Preferred Stocks		—	202		—	202
Exchange-Traded Funds		3,605	—		—	3,605
Bonds:
Corporate Obligations		—	3,613		—	3,613
Convertible Securities		—	181		—	181
Eurodollar and Yankee Obligations		—	492		—	492
Asset-Backed Securities		—	265		—	265
Collateralized Mortgage Obligations		—	326		—	326
Commercial Mortgage Securities		—	1,593		—	1,593
U.S. Government Agency Issues		—	12,924		—	12,924
U.S. Treasury Securities		25,223	1,442		—	26,665
Exchange-Traded Funds		26,601	—		—	26,601
Money Market Instruments:
Commercial Paper		—	7,036		—	7,036
Government & U.S. Treasury Money Market
Funds		5,969	—		—	5,969
Short-Term Investments Purchased with
Cash Collateral from Securities Loaned:			—	—
Government & U.S. Treasury Money Market
Funds		2,989	—		—	2,989
Futures(1)		539	—	—		539
Total		$275,533$	29,396 $		4 $	304,933
Liabilities		LEVEL 1	LEVEL 2	LEVEL 3		Total
Futures(1)		$(355)$	—$	—		$(355)
Total		$(355)$	—$	—		$(355)

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications

19 | USAA Cornerstone Aggressive Fund

RECONCILIATION OF LEVEL 3 INVESTMENTS

Common
($ in 000s)	Stocks
Balance as of May 31, 2017	$11
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	(7)

Balance as of August 31, 2017	$4

For the period of June 1, 2017, through August 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 20

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Cornerstone Aggressive Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

21 | USAA Cornerstone Aggressive Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

Notes to Portfolio of Investments | 22

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

23 | USAA Cornerstone Aggressive Fund

The valuation of securities falling in the Level 3 category are primarily supported by last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the

Notes to Portfolio of Investments | 24

contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

F.As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2017, were

$21,305,000 and $4,723,000, respectively, resulting in net unrealized appreciation of $16,582,000.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $301,742,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 34.9% of net assets at August 31, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

H.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

25 | USAA Cornerstone Aggressive Fund

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the

Notes to Portfolio of Investments | 26

rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a)The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2017.

(b)At August 31, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(c)Security deemed illiquid by the Manager, under liquidity guidelines approved by the the Board. The aggregate market value of these securities at August 31, 2017, was $164,000, which represented 0.1% of the Fund's net assets.

(d)Security was fair valued at August 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. Security was fair valued at Level 3. The total value of all such securities was $4,000, which represented less than 0.1% of the Fund's net assets.

(e)The security, or a portion thereof, was out on loan as of August 31, 2017.

(f)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(g)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(h)At August 31, 2017, the issuer was in default with respect to interest and/or principal payments.

(i)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2017.

27 | USAA Cornerstone Aggressive Fund

(j)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(k)Securities with a value of $986,000 are segregated as collateral for initial margin requirements on open futures contracts.

(l)Rate represents the money market fund annualized seven-day yield at August 31, 2017.

(m)The contract value of futures purchased and/or sold as a percentage of net assets is 8.6%.

(n)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(o)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(p)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future

(q)At August 31, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $68,000, of which all were when-issued securities.

(r)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(s)Stated interest rates may change slightly over time as underlying mortgages pay down.

*Non-income-producing security.

Notes to Portfolio of Investments | 28

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CORNERSTONE CONSERVATIVE FUND

AUGUST 31, 2017

(Form N-Q)

97456 -1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Conservative Fund

August 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (17.6%)

23,621	USAA Aggressive Growth Fund	$1,065
172,904	USAA Emerging Markets Fund	3,318
55,642	USAA Growth Fund	1,609
140,475	USAA Income Stock Fund	2,762
382,822	USAA International Fund	12,292
56,945	USAA Precious Metals and Minerals Fund	796
145,719	USAA S&P 500 Index Fund	5,134
139,898	USAA Small Cap Stock Fund	2,487
164,378	USAA Value Fund	3,500
	Total Equity & Alternative Funds (cost: $27,291)	32,963

FIXED-INCOME FUNDS (80.9%)

1,412,859	USAA Flexible Income Fund	13,521
1,930,349	USAA Government Securities Fund	19,053
1,247,973	USAA High Income Fund	10,233
3,756,069	USAA Income Fund	49,843
4,168,890	USAA Intermediate-Term Bond Fund	44,857
1,543,065	USAA Short-Term Bond Fund	14,212
	Total Fixed-Income Funds (cost: $149,845)	151,719

MONEY MARKET INSTRUMENTS (1.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.5%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.90% (a)
2,941,906 (cost: $2,942)						2,942
Total Investments (cost: $180,078)						$187,624
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$32,963	$		— $	— $	32,963
Fixed-Income Funds	151,719			—	—	151,719
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,942			—	—	2,942
Total	$187,624	$		— $	— $	187,624

For the period of June 1, 2017, through August 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

1 | USAA Cornerstone Conservative Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Cornerstone Conservative Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and alternative and fixed-income funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2.The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant

2 | USAA Cornerstone Conservative Fund

event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2017, were

$7,706,000 and $160,000, respectively, resulting in net unrealized appreciation of $7,546,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $187,605,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

3 | USAA Cornerstone Conservative Fund

E. Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the underlying USAA funds for the three-month period ended August 31, 2017 (in thousands):

				Realized
	Purchase	Sales	Dividend	Gain	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)(b)	05/31/2017	08/31/2017
Aggressive Growth	$-	$-	$-	$-	$1,015	$1,065
Emerging Markets	-	-	-	-	3,035	3,318
Flexible Income	2,232	-	82	-	11,050	13,521
Government Securities	3,341	-	91	-	15,685	19,053
Growth	-	-	-	-	1,540	1,609
High Income	152	1,000	152	22	11,145	10,233
Income	4,140	-	390	-	45,273	49,843
Income Stock	17	-	17	-	2,714	2,762
Intermediate-Term Bond	1,239	-	389	-	43,288	44,857
International	-	-	-	-	11,894	12,292
Precious Metals and Minerals	-	-	-	-	744	796
S&P 500 Index	73	-	23	-	4,938	5,134
Short-Term Bond	569	-	69	-	13,627	14,212
Small Cap Stock	50	-	-	-	2,428	2,487
Value	100	-	-	-	3,344	3,500

(a)Includes reinvestment of distributions from dividend income and realized gains.

(b)Includes capital gain distributions received, if any.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

SPECIFIC NOTES

(a)Rate represents the money market fund annualized seven-day yield at August 31, 2017.

Notes to Portfolio of Investments | 4

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CORNERSTONE EQUITY FUND

AUGUST 31, 2017

(Form N-Q)

97459 -1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Equity Fund

August 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY & ALTERNATIVE FUNDS (98.6%)

101,886	USAA Aggressive Growth Fund	$4,592
768,064	USAA Emerging Markets Fund	14,739
396,097	USAA Growth Fund	11,455
790,588	USAA Income Stock Fund	15,543
1,631,999	USAA International Fund	52,404
121,320	USAA Precious Metals and Minerals Fund	1,696
686,678	USAA S&P 500 Index Fund	24,192
624,694	USAA Small Cap Stock Fund	11,107
910,806	USAA Value Fund	19,391
	Total Equity & Alternative Funds (cost: $131,854)	155,119

MONEY MARKET INSTRUMENTS (1.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.4%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.90%(a)
2,220,547 (cost: $2,220)						2,220
Total Investments (cost: $134,074)						$157,339
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3		Total
Equity & Alternative Funds	$155,119	$		— $	— $	155,119
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,220			—	—	2,220
Total	$157,339	$		— $	— $	157,339

For the period of June 1, 2017, through August 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

1 | USAA Cornerstone Equity Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Cornerstone Equity Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and alternative funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Fund.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

2.The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant

2 | USAA Cornerstone Equity Fund

event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Net unrealized appreciation of investments as of August 31, 2017, was $23,265,000.

D.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $157,327,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

3 | USAA Cornerstone Equity Fund

E. Transactions with affiliated funds – The following tables provide details related to the Fund's investment in the underlying USAA funds for the three-month period ended August 31, 2017 (in thousands):

				Realized
	Purchase	Sales	Dividend	Gain	Market Value
Affiliated USAA Fund	Cost(a)	Proceeds	Income	(Loss)(b)	05/31/2017	08/31/2017
Aggressive Growth	$100	$-	$-	$-	$4,279	$4,592
Emerging Markets	350	-	-	-	13,150	14,739
Growth	150	-	-	-	10,813	11,455
Income Stock	792	-	92	-	14,584	15,543
International	4,050	-	-	-	46,740	52,404
Precious Metals and Minerals	100	-	-	-	1,480	1,696
S&P 500 Index	2,104	-	104	-	21,531	24,192
Small Cap Stock	450	1,250	-	(30)	11,870	11,107
Value	1,650	-	-	-	17,456	19,391

(a)Includes reinvestment of distributions from dividend income and realized gains.

(b)Includes capital gain distributions received, if any.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

SPECIFIC NOTES

(a)Rate represents the money market fund annualized seven-day yield at August 31, 2017.

Notes to Portfolio of Investments | 4

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND AUGUST 31, 2017

(Form N-Q)

48047 -1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderately Aggressive Fund

August 31, 2017 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (22.6%)
	COMMON STOCKS (14.8%)
	Consumer Discretionary (1.9%)
	Advertising (0.0%)
13,270	Omnicom Group, Inc.(a)	$961
	Apparel Retail (0.2%)
16,390	American Eagle Outfitters, Inc.	196
18,920	Buckle, Inc.(b)	268
8,670	Caleres, Inc.	234
24,290	Foot Locker, Inc.(a)	856
69,290	Gap, Inc.(a)	1,636
13,270	TJX Companies, Inc.	959
		4,149
	Auto Parts & Equipment (0.2%)
13,830	American Axle & Manufacturing Holdings, Inc.*	202
2,940	Cooper-Standard Holdings, Inc.*	296
20,540	Gentex Corp.	375
3,120	LCI Industries	308
18,280	Lear Corp.(a)	2,734
		3,915
	Automobile Manufacturers (0.0%)
3,460	Thor Industries, Inc.	376
	Automotive Retail (0.0%)
4,050	Asbury Automotive Group, Inc.*	218
3,380	Group 1 Automotive, Inc.	203
2,670	Lithia Motors, Inc. "A"	288
		709
	Broadcasting (0.2%)
15,710	CBS Corp. "B"(a)	1,006
85,930	Discovery Communications, Inc. "A"*(a)	1,908
26,510	Gray Television, Inc.*	379
19,190	Scripps Networks Interactive "A"	1,644
12,120	Sinclair Broadcast Group, Inc. "A"(b)	367
		5,304
	Cable & Satellite (0.1%)
2,760	Charter Communications, Inc. "A"*	1,100
39,970	Comcast Corp. "A"(a)	1,623
13,140	DISH Network Corp. "A"*(a)	753
		3,476
	Computer & Electronics Retail (0.1%)
19,820	Best Buy Co., Inc.	1,075
10,090	GameStop Corp. "A"	187
		1,262

1 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Department Stores (0.1%)
30,620	Kohl's Corp.(a)	$1,218
52,980	Macy's, Inc.(a)	1,101
		2,319
	Education Services (0.0%)
6,360	Adtalem Global Education, Inc.	217
3,810	Capella Education Co.	257
710	Graham Holdings Co. "B"	417
		891
	General Merchandise Stores (0.1%)
5,080	Big Lots, Inc.	242
24,090	Target Corp.(a)	1,313
		1,555
	Home Improvement Retail (0.1%)
16,110	Home Depot, Inc.(a)	2,414
12,620	Lowe's Companies, Inc.(a)	933
		3,347
	Homebuilding (0.2%)
1,140	NVR, Inc.*	3,102
11,770	Toll Brothers, Inc.	458
25,200	TRI Pointe Group, Inc.*	321
		3,881
	Homefurnishing Retail (0.0%)
41,500	Bed Bath & Beyond, Inc.	1,145
	Hotels, Resorts & Cruise Lines (0.3%)
51,260	Carnival Corp.(a)	3,562
15,770	ILG, Inc.	416
3,120	Marriott Vacations Worldwide Corp.	363
20,720	Royal Caribbean Cruises Ltd.	2,579
		6,920
	Internet & Direct Marketing Retail (0.1%)
5,270	Netflix, Inc.*(a)	921
530	Priceline Group, Inc.*(a)	981
		1,902
	Movies & Entertainment (0.1%)
5,720	Time Warner, Inc.(a)	579
55,880	Viacom, Inc. "B"	1,598
		2,177
	Publishing (0.0%)
5,190	Meredith Corp.	282
	Restaurants (0.0%)
6,880	Cheesecake Factory, Inc.	285
7,680	DineEquity, Inc.	305
		590
	Specialty Stores (0.1%)
30,850	Dick's Sporting Goods, Inc.	813
28,760	Hibbett Sports, Inc.*	354
43,900	Office Depot, Inc.	188
		1,355
	Tires & Rubber (0.0%)
7,500	Cooper Tire & Rubber Co.	252

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)
Total Consumer Discretionary	$46,768

Consumer Staples (1.2%)

Agricultural Products (0.1%)

35,610	Archer-Daniels-Midland Co.(a)	1,471
11,000	Bunge Ltd.	821
12,590	Ingredion, Inc.(a)	1,559
		3,851
	Distillers & Vintners (0.1%)
23,100	Brown-Forman Corp. "B"	1,225
	Drug Retail (0.1%)
19,630	CVS Health Corp.(a)	1,518
	Food Distributors (0.0%)
6,190	Spartannash Co.	153
	Food Retail (0.0%)
50,920	Kroger Co.(a)	1,114
	Household Products (0.1%)
35,760	Procter & Gamble Co.(a)	3,300
	Hypermarkets & Super Centers (0.2%)
9,430	Costco Wholesale Corp.	1,478
31,820	Wal-Mart Stores, Inc.(a)	2,484
		3,962
	Packaged Foods & Meat (0.3%)
44,030	ConAgra Brands, Inc.(a)	1,429
15,120	Hershey Co.	1,586
13,760	J.M. Smucker Co.(a)	1,442
3,140	Lancaster Colony Corp.	366
3,730	Sanderson Farms, Inc.	550
23,710	Tyson Foods, Inc. "A"	1,501
		6,874
	Personal Products (0.0%)
7,910	USANA Health Sciences, Inc.*	468
	Soft Drinks (0.2%)
31,460	Coca-Cola Co.(a)	1,433
10,990	Dr. Pepper Snapple Group, Inc.	1,001
23,720	PepsiCo, Inc.	2,745
		5,179
	Tobacco (0.1%)
9,330	Altria Group, Inc.(a)	591
15,510	Philip Morris International, Inc.(a)	1,814
		2,405
	Total Consumer Staples	30,049
	Energy (0.8%)
	Integrated Oil & Gas (0.1%)
16,980	Chevron Corp.	1,827
	Oil & Gas Drilling (0.0%)
30,930	Rowan Companies plc "A"*	302
	Oil & Gas Equipment & Services (0.0%)
4,400	Dril-Quip, Inc.*	165

3 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Oil & Gas Exploration & Production (0.1%)
39,040	California Resources Corp.*(b)	$304
124,070	Denbury Resources, Inc.*	132
62,270	Devon Energy Corp.(a)	1,955
45,040	Murphy Oil Corp.(a)	1,021
10,520	WPX Energy, Inc.*	105
		3,517
	Oil & Gas Refining & Marketing (0.4%)
17,533	Andeavor	1,756
36,310	HollyFrontier Corp.	1,137
31,680	Marathon Petroleum Corp.	1,662
16,490	PBF Energy, Inc. "A"(b)	390
19,650	Phillips 66	1,647
3,120	REX American Resources Corp.*	270
33,160	Valero Energy Corp.(a)	2,258
		9,120
	Oil & Gas Storage & Transportation (0.2%)
29,930	Cheniere Energy, Inc.*	1,281
68,620	Kinder Morgan, Inc.	1,326
60,520	Plains Group Holdings, LP "A"	1,361
46,600	Williams Companies, Inc.(a)	1,385
		5,353
	Total Energy	20,284
	Financials (2.3%)
	Asset Management & Custody Banks (0.1%)
40,090	Franklin Resources, Inc.	1,733
23,820	Waddell & Reed Financial, Inc. "A"	444
		2,177
	Consumer Finance (0.3%)
14,120	American Express Co.(a)	1,216
16,390	Capital One Financial Corp.	1,305
33,650	Discover Financial Services(a)	1,984
5,090	Encore Capital Group, Inc.*	205
28,560	Enova International, Inc.*	340
21,240	SLM Corp.*	216
39,234	Synchrony Financial	1,208
2,410	World Acceptance Corp.*	180
		6,654
	Diversified Banks (0.2%)
58,250	Bank of America Corp.	1,392
51,497	Citigroup, Inc.	3,503
18,110	U.S. Bancorp(a)	928
		5,823
	Insurance Brokers (0.1%)
11,340	Aon plc	1,578
	Investment Banking & Brokerage (0.1%)
23,530	E*Trade Financial Corp.*	965
24,260	Greenhill & Co., Inc.	365
26,240	Morgan Stanley(a)	1,194
4,330	Raymond James Financial, Inc.	339
		2,863
	Life & Health Insurance (0.2%)
21,780	Athene Holding Ltd. "A"*	1,166
3,350	Primerica, Inc.	257

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
16,880	Principal Financial Group, Inc.(a)	$1,055
15,010	Prudential Financial, Inc.(a)	1,532
30,720	Unum Group(a)	1,480
		5,490
	Multi-Line Insurance (0.1%)
12,260	American Financial Group, Inc.	1,248
	Multi-Sector Holdings (0.1%)
7,040	Berkshire Hathaway, Inc. "B"*	1,275
	Property & Casualty Insurance (0.2%)
10,560	Allstate Corp.(a)	956
8,550	Employers Holdings, Inc.	360
11,230	First American Financial Corp.	551
25,680	Old Republic International Corp.	490
30,520	Progressive Corp.(a)	1,419
8,500	W.R. Berkley Corp.	566
		4,342
	Regional Banks (0.6%)
5,360	Bank of Hawaii Corp.	419
30,870	BB&T Corp.	1,423
48,940	Citizens Financial Group, Inc.	1,621
10,810	Comerica, Inc.(a)	738
39,080	East West Bancorp, Inc.	2,164
61,360	Fifth Third Bancorp(a)	1,603
13,950	First Financial Bancorp	334
41,800	KeyCorp(a)	719
10,820	M&T Bank Corp.(a)	1,600
17,170	PNC Financial Services Group, Inc.(a)	2,153
101,730	Regions Financial Corp.	1,436
10,080	SVB Financial Group*(a)	1,707
20,750	TCF Financial Corp.	322
		16,239
	Reinsurance (0.1%)
5,490	Everest Re Group Ltd.	1,386
20,280	Maiden Holdings Ltd.	147
14,110	Reinsurance Group of America, Inc.	1,897
		3,430
	Thrifts & Mortgage Finance (0.2%)
18,240	BofI Holding, Inc.*(b)	483
6,430	Farmer Mac "C"	438
12,710	Homestreet, Inc.*	321
4,390	Meta Financial Group, Inc.	309
23,270	Nationstar Mortgage Holdings, Inc.*	401
41,910	NMI Holdings, Inc. "A"*	455
16,580	Provident Financial Services, Inc.	412
31,610	Radian Group, Inc.	553
6,330	Walker & Dunlop, Inc.*	305
13,470	Washington Federal, Inc.	421
		4,098
	Total Financials	55,217
	Health Care (2.1%)
	Biotechnology (0.4%)
20,140	Amgen, Inc.(a)	3,581
6,950	Biogen, Inc.*	2,200
4,200	Eagle Pharmaceuticals, Inc.*	229
30,020	Gilead Sciences, Inc.(a)	2,513

5 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
13,840	Myriad Genetics, Inc.*	$422
12,540	United Therapeutics Corp.*(a)	1,640
		10,585
	Health Care Distributors (0.1%)
9,500	AmerisourceBergen Corp.	762
13,540	Cardinal Health, Inc.(a)	914
		1,676
	Health Care Equipment (0.3%)
18,690	Baxter International, Inc.	1,160
5,440	C.R. Bard, Inc.	1,745
10,900	Globus Medical, Inc. "A"*	329
7,220	IDEXX Laboratories, Inc.*	1,122
1,860	Intuitive Surgical, Inc.*(a)	1,869
4,750	Masimo Corp.*	401
8,890	Stryker Corp.	1,257
		7,883
	Health Care Facilities (0.1%)
12,160	HCA Healthcare, Inc.*	956
9,100	HealthSouth Corp.	416
18,700	Select Medical Holdings Corp.*	348
11,020	Universal Health Services, Inc. "B"(a)	1,192
		2,912
	Health Care Services (0.2%)
5,640	AMN Healthcare Services, Inc.*	210
2,370	Chemed Corp.	467
14,700	DaVita, Inc.*	861
16,980	Express Scripts Holding Co.*	1,067
21,220	MEDNAX, Inc.*	952
10,170	Quest Diagnostics, Inc.(a)	1,102
		4,659
	Health Care Supplies (0.1%)
7,440	Align Technology, Inc.*	1,315
4,690	Cooper Companies, Inc.	1,176
		2,491
	Health Care Technology (0.1%)
17,330	Veeva Systems, Inc. "A"*	1,031
	Life Sciences Tools & Services (0.1%)
6,210	Cambrex Corp.*	324
6,360	INC Research Holdings, Inc. "A"*	373
3,660	Mettler-Toledo International, Inc.*	2,215
		2,912
	Managed Health Care (0.3%)
10,720	Anthem, Inc.(a)	2,101
10,600	Centene Corp.*(a)	942
6,090	Cigna Corp.(a)	1,109
4,440	Humana, Inc.	1,144
14,390	UnitedHealth Group, Inc.(a)	2,862
		8,158
	Pharmaceuticals (0.4%)
26,400	Corcept Therapeutics, Inc.*	440
16,340	Johnson & Johnson(a)	2,163
29,280	Mallinckrodt plc*	1,203
36,960	Mylan N.V.*	1,163
78,030	Pfizer, Inc.(a)	2,647
8,600	Phibro Animal Health Corp. "A"	305

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
32,770	Sucampo Pharmaceuticals, Inc. "A"*	$385
6,350	Supernus Pharmaceuticals, Inc.*	291
		8,597
	Total Health Care	50,904

Industrials (1.6%)

Aerospace & Defense (0.3%)

9,060	Boeing Co.	2,171
3,430	General Dynamics Corp.(a)	691
6,860	Huntington Ingalls Industries, Inc.	1,468
6,440	L3 Technologies, Inc.	1,169
1,740	Lockheed Martin Corp.(a)	531
4,120	Moog, Inc. "A"*	316
3,170	Teledyne Technologies, Inc.*	476
20,440	Textron, Inc.(a)	1,003
		7,825
	Agricultural & Farm Machinery (0.0%)
7,380	Deere & Co.(a)	856
	Airlines (0.1%)
25,640	Delta Air Lines, Inc.	1,210
14,090	JetBlue Airways Corp.*	279
6,620	SkyWest, Inc.	230
19,390	United Continental Holdings, Inc.*	1,201
		2,920
	Building Products (0.0%)
26,280	NCI Building Systems, Inc.*	441
	Commercial Printing (0.0%)
5,310	Deluxe Corp.	368
9,200	LSC Communications, Inc.	148
		516
	Construction & Engineering (0.1%)
6,080	EMCOR Group, Inc.	402
23,420	Fluor Corp.(a)	903
19,590	Jacobs Engineering Group, Inc.(a)	1,068
14,900	KBR, Inc.	242
		2,615
	Construction Machinery & Heavy Trucks (0.1%)
8,090	Cummins, Inc.(a)	1,289
4,380	Greenbrier Companies, Inc.	188
20,330	PACCAR, Inc.(a)	1,349
11,720	Wabash National Corp.	246
		3,072
	Diversified Support Services (0.1%)
15,880	Copart, Inc.*	519
7,780	Viad Corp.	428
		947
	Electrical Components & Equipment (0.2%)
18,670	Atkore International Group, Inc.*	311
15,050	Eaton Corp. plc	1,080
3,680	EnerSys	236
4,330	Regal-Beloit Corp.	327
8,670	Rockwell Automation, Inc.	1,422
		3,376

7 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
	Environmental & Facilities Services (0.1%)
32,910	Republic Services, Inc.(a)	$2,147
	Human Resource & Employment Services (0.1%)
15,330	ManpowerGroup, Inc.(a)	1,709
	Industrial Conglomerates (0.1%)
3,350	3M Co.(a)	684
3,520	Roper Technologies, Inc.	812
		1,496
	Industrial Machinery (0.2%)
7,220	Barnes Group, Inc.	452
4,880	Crane Co.	362
12,830	Illinois Tool Works, Inc.(a)	1,764
9,770	Ingersoll-Rand plc(a)	834
2,610	Nordson Corp.	285
8,130	Stanley Black & Decker, Inc.(c)	1,171
		4,868
	Office Services & Supplies (0.0%)
10,090	Herman Miller, Inc.	340
	Railroads (0.1%)
25,930	CSX Corp.(a)	1,302
	Research & Consulting Services (0.0%)
16,030	Navigant Consulting, Inc.*	246
	Trading Companies & Distributors (0.1%)
5,000	GATX Corp.(b)	303
11,890	United Rentals, Inc.*	1,404
6,690	W.W. Grainger, Inc.	1,087
		2,794
	Trucking (0.0%)
4,040	Old Dominion Freight Line, Inc.	404
	Total Industrials	37,874
	Information Technology (3.2%)
	Application Software (0.2%)
10,910	Adobe Systems, Inc.*(a)	1,693
32,200	Citrix Systems, Inc.*(a)	2,518
9,570	Intuit, Inc.(a)	1,354
		5,565
	Communications Equipment (0.3%)
5,060	Arista Networks, Inc.*	891
58,457	Cisco Systems, Inc.(a)	1,883
29,110	Commscope Holding Co., Inc.*	962
8,650	F5 Networks, Inc.*(a)	1,033
3,340	InterDigital, Inc.	238
43,950	Juniper Networks, Inc.	1,219
5,650	Plantronics, Inc.	241
		6,467
	Data Processing & Outsourced Services (0.3%)
19,260	Automatic Data Processing, Inc.(a)	2,051
17,140	Convergys Corp.	403
8,620	CSG Systems International, Inc.	334
17,970	Fiserv, Inc.*(a)	2,223
24,410	MasterCard, Inc. "A"	3,254

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
5,060	MAXIMUS, Inc.	$307
		8,572
	Electronic Components (0.1%)
26,660	Amphenol Corp. "A"	2,158
32,220	Corning, Inc.(a)	926
		3,084
	Electronic Equipment & Instruments (0.0%)
9,060	Keysight Technologies, Inc.*	370
	Electronic Manufacturing Services (0.0%)
12,200	Benchmark Electronics, Inc.*	397
11,870	Jabil, Inc.	372
6,630	Sanmina Corp.*	248
		1,017
	Internet Software & Services (0.2%)
28,270	Akamai Technologies, Inc.*(a)	1,333
41,040	eBay, Inc.*(a)	1,483
16,370	VeriSign, Inc.*(a)	1,698
		4,514
	IT Consulting & Other Services (0.5%)
25,290	Accenture plc "A"	3,307
2,520	CACI International, Inc. "A"*	327
23,630	Cognizant Technology Solutions Corp. "A"(a)	1,672
23,180	Hackett Group, Inc.	317
15,580	International Business Machines Corp.(a)	2,228
44,950	Leidos Holdings, Inc.	2,622
3,870	Science Applications International Corp.	286
14,520	Teradata Corp.*	463
		11,222
	Semiconductor Equipment (0.2%)
6,380	Advanced Energy Industries, Inc.*	469
22,290	Applied Materials, Inc.(a)	1,006
5,490	Cabot Microelectronics Corp.	393
15,280	KLA-Tencor Corp.(a)	1,431
10,460	Lam Research Corp.(a)	1,736
12,520	Teradyne, Inc.	446
8,100	Xperi Corp.	221
		5,702
	Semiconductors (0.4%)
5,040	Broadcom Ltd.	1,270
5,630	Cirrus Logic, Inc.*	326
42,160	Intel Corp.	1,479
13,440	Microchip Technology, Inc.(a)	1,167
52,680	Micron Technology, Inc.*(a)	1,684
6,600	NVIDIA Corp.	1,118
21,040	QUALCOMM, Inc.	1,100
11,150	Texas Instruments, Inc.(a)	924
		9,068
	Systems Software (0.4%)
52,690	CA, Inc.(a)	1,748
45,590	Microsoft Corp.(a)	3,409
47,550	Oracle Corp.(a)	2,393
16,220	VMware, Inc. "A"*(b)	1,754
		9,304
	Technology Distributors (0.2%)
24,250	Arrow Electronics, Inc.*	1,926

9 | USAA Cornerstone Moderately Aggressive Fund

		Market
Number		Value
of Shares	Security	(000)
9,670	Avnet, Inc.	$373
27,570	CDW Corp.	1,748
4,720	ePlus, Inc.*	395
5,730	Insight Enterprises, Inc.*	230
3,100	Tech Data Corp.*	342
		5,014
	Technology Hardware, Storage, & Peripherals (0.4%)
27,150	Apple, Inc.(a)	4,453
83,080	Hewlett Packard Enterprise Co.	1,500
27,730	Seagate Technology plc	874
9,930	Western Digital Corp.(a)	877
49,230	Xerox Corp.	1,589
		9,293
	Total Information Technology	79,192
	Materials (0.5%)
	Commodity Chemicals (0.0%)
6,450	Trinseo S.A.	431
	Diversified Chemicals (0.2%)
39,760	Dow Chemical Co.(a)	2,650
27,260	E.I. du Pont de Nemours & Co.(a)	2,288
		4,938
	Metal & Glass Containers (0.1%)
26,580	Crown Holdings, Inc.*(a)	1,569
	Paper Packaging (0.0%)
9,900	Sonoco Products Co.	478
	Paper Products (0.1%)
5,820	Neenah Paper, Inc.	450
8,420	Schweitzer-Mauduit International, Inc.	319
		769
	Specialty Chemicals (0.1%)
12,510	Celanese Corp. "A"	1,214
4,780	Innospec, Inc.	265
8,000	Kraton Corp.*	263
3,220	Minerals Technologies, Inc.	206
9,980	Rayonier Advanced Materials, Inc.(b)	137
3,880	Stepan Co.	300
		2,385
	Steel (0.0%)
34,180	SunCoke Energy, Inc.*	319
5,190	Worthington Industries, Inc.	259
		578
	Total Materials	11,148
	Real Estate (0.4%)
	Real Estate Services (0.1%)
55,910	CBRE Group, Inc. "A"*	2,017
20,360	HFF, Inc. "A"	777
		2,794
	REITs - Health Care (0.0%)
23,630	Sabra Health Care REIT, Inc.	516

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)
	REITs - Hotel & Resort (0.0%)
29,000	RLJ Lodging Trust	$585
	REITs - Retail (0.1%)
134,900	Brixmor Property Group, Inc.	2,526
	REITs - Specialized (0.2%)
26,000	American Tower Corp. (a)	3,849
	Total Real Estate	10,270
	Telecommunication Services (0.3%)
	Alternative Carriers (0.0%)
21,570	Level 3 Communications, Inc.*	1,174
	Integrated Telecommunication Services (0.2%)
62,260	AT&T, Inc.(a)	2,332
43,950	CenturyLink, Inc.(b)	867
38,060	Verizon Communications, Inc.(a)	1,826
		5,025
	Wireless Telecommunication Services (0.1%)
33,560	T-Mobile US, Inc.*(a)	2,171
	Total Telecommunication Services	8,370
	Utilities (0.5%)
	Electric Utilities (0.0%)
16,690	Hawaiian Electric Industries, Inc.	558
30,660	Spark Energy, Inc. "A"(b)	486
		1,044
	Gas Utilities (0.1%)
28,944	UGI Corp.	1,430
	Multi-Utilities (0.4%)
89,760	Ameren Corp.(a)	5,385
107,200	CenterPoint Energy, Inc.(a)	3,175
		8,560
	Total Utilities	11,034
	Total Common Stocks (cost: $342,455)	361,110
	PREFERRED STOCKS (0.9%)
	Consumer Staples (0.2%)
	Agricultural Products (0.2%)
40,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(d)	4,216
	Energy (0.2%)
	Oil & Gas Exploration & Production (0.2%)
8,600	Chesapeake Energy Corp., 5.75%, perpetual(d)	5,058
	Financials (0.3%)
	Life & Health Insurance (0.3%)
381,253	Delphi Financial Group, Inc., 4.51%, cumulative redeemable	7,935
	Reinsurance (0.0%)
3,000	American Overseas Group Ltd., 4.80%, non-cumulative*(e),(f)	750

11 | USAA Cornerstone Moderately Aggressive Fund

Market
Number	Value
of Shares Security	(000)
Total Financials	$8,685

Telecommunication Services (0.2%)

Integrated Telecommunication Services (0.2%)

200,000 Qwest Corp., 6.50%	5,075
Total Preferred Stocks (cost: $27,034)	23,034

EXCHANGE-TRADED FUNDS (6.9%)

186,200	Consumer Discretionary Select Sector SPDR Fund	16,695
305,600	Consumer Staples Select Sector SPDR(b)	16,719
212,500	Health Care Select Sector SPDR Fund	17,274
69,900	iShares Core S&P 500 ETF	17,415
17,200	SPDR S&P 500 ETF Trust	4,257
291,800	Technology Select Sector SPDR	17,166
209,440	Vanguard S&P 500 ETF(a)	47,606
132,100	Vanguard Small-Cap Value ETF	16,162
114,110	Vanguard Total Stock Market ETF(a)	14,490
	Total Exchange-Traded Funds (cost: $155,181)	167,784
	Total U.S. Equity Securities (cost: $524,670)	551,928
	INTERNATIONAL EQUITY SECURITIES (26.4%)
	COMMON STOCKS (0.1%)
	Consumer Staples (0.0%)
	Tobacco (0.0%)
4,655	British American Tobacco plc ADR	289
	Information Technology (0.1%)
	Electronic Manufacturing Services (0.1%)
14,500	TE Connectivity Ltd.	1,155
	Total Common Stocks (cost: $1,508)	1,444
	EXCHANGE-TRADED FUNDS (26.3%)
1,408,975	iShares Core MSCI EAFE ETF	88,300
1,529,386	iShares Core MSCI Emerging Markets ETF	82,602
415,000	iShares Currency Hedged MSCI EAFE ETF	11,666
468,200	iShares Edge MSCI Min Vol EAFE ETF	33,294
390,800	iShares Edge MSCI Min Vol Emerging Markets ETF	22,721
350,100	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	15,075
1,116,600	PowerShares FTSE RAFI Emerging Markets Portfolio	24,453
481,900	Schwab Fundamental Emerging Markets Large Co. Index ETF	13,888
2,324,900	Schwab Fundamental International Large Co. Index ETF	67,376
509,600	Schwab Fundamental International Small Co. Index ETF	17,326
107,983	SPDR S&P Emerging Markets Small Cap ETF	5,360
185,190	Vanguard FTSE All-World ex-US ETF(a)	9,639
3,267,000	Vanguard FTSE Developed Markets ETF	138,913
677,670	Vanguard FTSE Emerging Markets ETF(a)	30,021
543,600	Vanguard FTSE Europe ETF(a)	30,844
182,288	WisdomTree Emerging Markets SmallCap Dividend Fund	8,967
693,900	WisdomTree India Earnings Fund(b)	18,236
469,930	WisdomTree Japan Hedged Equity Fund(a)	24,465
	Total Exchange-Traded Funds (cost: $550,277)	643,146
	Total International Equity Securities (cost: $551,785)	644,590

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (2.0%)
	GOLD (0.5%)
	African Gold Companies (0.1%)
30,000	AngloGold Ashanti Ltd. ADR	$304
25,000	Endeavour Mining Corp.*	497
74,000	Gold Fields Ltd. ADR	330
		1,131
	Australian Gold Companies (0.0%)
25,000	Newcrest Mining Ltd.	454
	European Gold Companies (0.0%)
6,700	Randgold Resources Ltd. ADR	687
	North American Gold Companies (0.4%)
12,200	Agnico-Eagle Mines Ltd.	625
80,395	Alamos Gold, Inc. "A"	670
35,351	AuRico Metals, Inc.*	39
180,000	B2Gold Corp.*	494
23,000	Barrick Gold Corp.	414
88,000	Centerra Gold, Inc.	529
227,400	Dundee Precious Metals, Inc.*	526
151,000	Eldorado Gold Corp.	311
36,000	Goldcorp, Inc.	495
196,721	Hycroft Mining Corp.*(e),(f)	98
125,000	IAMGOLD Corp.*	830
120,000	Kinross Gold Corp.*	547
55,000	Kirkland Lake Gold Ltd.	717
110,000	New Gold, Inc.*	414
20,000	Newmont Mining Corp.	767
161,400	Primero Mining Corp.*(b)	14
8,800	Royal Gold, Inc.	821
77,884	SEMAFO, Inc.*	220
45,000	Tahoe Resources, Inc.	215
113,000	Yamana Gold, Inc.	334
		9,080
	South American Gold Companies (0.0%)
44,000	Compania de Minas Buenaventura S.A. ADR	591
	Total Gold (cost: $18,309)	11,943
	SILVER (0.1%)
27,500	MAG Silver Corp.*	345
25,000	Pan American Silver Corp.	467
25,000	Wheaton Precious Metals Corp.	519
	Total Silver (cost: $1,112)	1,331
	EXCHANGE-TRADED FUNDS (1.4%)
74,000	First Trust Global Tactical Commodity Strategy Fund*	1,507
297,334	iShares Silver Trust*	4,951
256,100	PowerShares DB Commodity Index Tracking Fund*	3,867

13 | USAA Cornerstone Moderately Aggressive Fund

				Market
Number				Value
of Shares	Security			(000)
492,000	United States Commodity Index Fund*			$19,965
27,000	VanEck Vectors Gold Miners ETF			667
101,000	VanEck Vectors Junior Gold Miners ETF			3,644
	Total Exchange-Traded Funds (cost: $38,341)			34,601
	Total Precious Metals and Commodity-Related Securities (cost: $57,762)			47,875
	GLOBAL REAL ESTATE EQUITY SECURITIES (0.7%)
	PREFERRED STOCKS (0.1%)
	REITs - Mortgage (0.1%)
60,000	Arbor Realty Trust, Inc., 7.38% (cost: $1,500)			1,519
	EXCHANGE-TRADED FUNDS (0.6%)
182,920	Vanguard REIT ETF (cost: $14,776)			15,373
	Total Global Real Estate Equity Securities (cost: $16,276)			16,892
Principal
Amount		Coupon
(000)		Rate	Maturity
	BONDS (43.6%)
	CORPORATE OBLIGATIONS (4.4%)
	Consumer Discretionary (0.3%)
	Department Stores (0.1%)
$2,487	Neiman Marcus Group Ltd., LLC(g)	4.48%	10/25/2020	1,844
	Specialty Stores (0.2%)
4,791	Academy Sports(g),(t)	5.24	7/01/2022	3,244
3,000	Guitar Center, Inc. (b),(d)	6.50	4/15/2019	2,640
				5,884
	Total Consumer Discretionary			7,728
	Consumer Staples (0.1%)
	Food Retail (0.1%)
2,100	BI-LO, LLC & BI-LO Finance Corp. (d)	9.25	2/15/2019	1,822
	Energy (0.4%)
	Oil & Gas Drilling (0.0%)
3,683	Schahin II Finance Co. SPV Ltd.(d),(h)	5.88	9/25/2023	405
	Oil & Gas Storage & Transportation (0.4%)
1,300	Enbridge Energy Partners, LP	7.38	10/15/2045	1,690
3,030	Energy Transfer, LP, 3 mo. USD LIBOR +
	3.0175%	4.33 (i)	11/01/2066	2,742
2,352	Southern Union Co., 3 mo. USD LIBOR +
	3.0175%	4.33 (i)	11/01/2066	2,034
2,300	Tallgrass Energy Partners, LP & Tallgrass
	Energy Finance Corp. (d)	5.50	9/15/2024	2,312
				8,778
	Total Energy			9,183

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Financials (3.4%)

Asset Management & Custody Banks (0.5%)

$2,600	Ares Capital Corp.	3.63%	1/19/2022	$2,640
9,200	Prospect Capital Corp.	5.00	7/15/2019	9,502
				12,142
	Life & Health Insurance (0.3%)
4,800	Prudential Financial, Inc.	5.63	6/15/2043	5,202
3,000	StanCorp Financial Group, Inc., 3 mo. USD
	LIBOR + 2.51%	3.71 (i)	6/01/2067	2,798
				8,000
	Multi-Line Insurance (0.4%)
10,510	Nationwide Mutual Insurance Co., 3 mo. USD
	LIBOR + 2.29%(d)	3.54 (i)	12/15/2024	10,526
	Multi-Sector Holdings (0.3%)
5,325	BNSF Funding Trust I	6.61	12/15/2055	6,137
	Property & Casualty Insurance (0.9%)
5,200	Allstate Corp.	5.75	8/15/2053	5,720
10,000	AmTrust Financial Services, Inc. (b)	6.13	8/15/2023	10,125
4,050	HSB Group, Inc., 3 mo. USD LIBOR + 0.91%	2.21 (i)	7/15/2027	3,567
2,900	Oil Insurance Ltd., 3 mo. USD LIBOR +
	2.982%(d)	4.28 (i)	-(j)	2,791
				22,203
	Regional Banks (1.0%)
1,000	Allfirst Preferred Capital Trust, 3 mo. USD
	LIBOR + 1.5%	2.80 (i)	7/15/2029	978
2,000	Compass Bank	6.40	10/01/2017	2,006
2,200	Compass Bank	3.88	4/10/2025	2,213
8,000	Cullen/Frost Capital Trust II, 3 mo. USD LIBOR	2.75 (i)	3/01/2034	7,125
	+ 1.55%
4,000	First Maryland Capital Trust I, 3 mo. USD
	LIBOR + 1%	2.30 (i)	1/15/2027	3,775
2,000	Huntington Capital Trust II "B", 3 mo. USD
	LIBOR + 0.625%	1.87 (i)	6/15/2028	1,789
5,039	Manufacturers & Traders Trust Co., 3 mo. USD
	LIBOR + 0.64%	1.84 (i)	12/01/2021	5,000
				22,886
	Total Financials			81,894
	Industrials (0.0%)
	Airlines (0.0%)
402	America West Airlines, Inc. Pass-Through Trust
	(INS)	7.93	7/02/2020	419
	Electrical Components & Equipment (0.0%)
800	Artesyn Embedded Technologies, Inc. (d)	9.75	10/15/2020	790
	Total Industrials			1,209
	Real Estate (0.1%)
	Real Estate Development (0.1%)
1,000	Crescent Communities, LLC & Crescent
	Ventures, Inc. (d)	8.88	10/15/2021	1,060
	REITs - Health Care (0.0%)
1,000	Sabra Health Care, LP	5.13	8/15/2026	1,029
	Total Real Estate			2,089

15 | USAA Cornerstone Moderately Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Utilities (0.1%)

Electric Utilities (0.0%)

$500	NextEra Energy Capital Holdings, Inc., 3 mo.
	USD LIBOR + 3.348%	7.30%(i)		9/01/2067	$504
	Multi-Utilities (0.1%)
2,300	WEC Energy Group, Inc., 3 mo. USD LIBOR +
	2.1125%	3.43	(i)	5/15/2067	2,237
	Total Utilities				2,741
	Total Corporate Obligations (cost: $101,140)				106,666
	CONVERTIBLE SECURITIES (0.2%)
	Materials (0.2%)
	Gold (0.2%)
873	Hycroft Mining Corp.(e),(f),(k)	15.00	(r)	10/22/2020	1,642
3,750	Pretium Resources, Inc. (b),(d)	2.25		3/15/2022	3,398
					5,040
	Total Materials				5,040
	Total Convertible Securities (cost: $4,470)				5,040
	EURODOLLAR AND YANKEE OBLIGATIONS (0.6%)
	Energy (0.2%)
	Integrated Oil & Gas (0.1%)
2,850	Petroleos Mexicanos Co. (d)	5.38		3/13/2022	3,062
	Oil & Gas Storage & Transportation (0.1%)
1,400	TransCanada Trust	5.63		5/20/2075	1,487
	Total Energy				4,549
	Financials (0.3%)
	Property & Casualty Insurance (0.3%)
5,650	QBE Capital Funding III Ltd. (d)	7.25		5/24/2041	6,349
	Materials (0.1%)
	Gold (0.1%)
3,000	Newcrest Finance Property Ltd. (d)	4.45		11/15/2021	3,188
	Total Eurodollar and Yankee Obligations (cost: $12,686)				14,086
	ASSET-BACKED SECURITIES (0.5%)
	Financials (0.5%)
	Asset-Backed Financing (0.5%)
2,700	Avis Budget Rental Car Funding AESOP, LLC
1,700	(d)	2.96		7/20/2020	2,718
	Avis Budget Rental Car Funding AESOP, LLC
	(d)	3.75		7/20/2020	1,713
1,600	Navient Student Loan Trust, 1 mo. USD LIBOR
	+ 1.5%	2.73	(i)	8/25/2050	1,565
3,000	SLC Student Loan Trust, 3 mo. USD LIBOR +
	0.45%	1.75	(i)	7/15/2036	2,739

Portfolio of Investments | 16

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
$2,358	SLM Student Loan Trust, 3 mo. USD LIBOR +
	0.22%	1.53%(i)		1/25/2041	$2,131
920	SLM Student Loan Trust, 3 mo. USD LIBOR +
	0.55%	1.86	(i)	10/25/2065	880
					11,746
	Total Financials				11,746
	Total Asset-Backed Securities (cost: $10,941)				11,746
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)
	Financials (0.1%)
776	Sequoia Mortgage Trust, 1 mo. USD LIBOR +
	0.9%	2.13	(i)	9/20/2033	754
790	Wells Fargo Mortgage Backed Securities Trust	3.00	(i),(u)	4/25/2035	746
	Total Financials				1,500
	Total Collateralized Mortgage Obligations (cost: $1,528)				1,500
	COMMERCIAL MORTGAGE SECURITIES (2.4%)
	Financials (2.4%)
	Commercial Mortgage-Backed Securities (2.2%)
126	Banc of America Commercial Mortgage, Inc. (d)	5.60		12/10/2042	122
7,865	Banc of America Commercial Mortgage, Inc.	5.00		7/10/2044	5,682
3,500	Banc of America Commercial Mortgage, Inc.	6.53		2/10/2051	3,516
2,716	Bear Stearns Commercial Mortgage Securities,
	Inc. (d)	5.66		9/11/2041	2,735
1,000	Citigroup Commercial Mortgage Trust	6.00		12/10/2049	600
10,000	Commercial Mortgage Loan Trust	5.96		7/10/2038	9,404
5,636	Commercial Mortgage Loan Trust	6.37		12/10/2049	3,557
682	Commercial Mortgage Trust	5.38		12/10/2046	691
10,770	Credit Suisse Commercial Mortgage Pass-
	Through Trust	1.42		2/15/2040	10,145
6,900	FREMF Mortgage Trust (d)	3.56		8/25/2045	7,068
743	GE Capital Commercial Mortgage Corp.	5.00		11/10/2045	742
2,030	GE Capital Commercial Mortgage Corp.	5.61		12/10/2049	2,044
412	GMAC Commercial Mortgage Securities, Inc.	4.97		12/10/2041	417
1,000	GMAC Commercial Mortgage Securities, Inc.	4.98		12/10/2041	1,024
2,808	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37		5/15/2047	2,805
3,000	ML-CFC Commercial Mortgage Trust	6.03		8/12/2049	2,996
1,000	Morgan Stanley Capital I Trust	5.61		3/12/2044	993
					54,541
	Interest-Only Commercial Mortgage-Backed Securities (0.2%)
25,777	CSAIL Commercial Mortgage Trust (e)	1.00		1/15/2049	2,849
21,291	UBS Commercial Mortgage Trust (d),(e)	2.00		5/10/2045	1,671
					4,520
	Total Financials				59,061
	Total Commercial Mortgage Securities (cost: $61,709)				59,061
	U.S. GOVERNMENT AGENCY ISSUES (9.0%)(l)
	Commercial Mortgage-Backed Securities (1.4%)
3,750	Fannie Mae (+)	2.15		1/25/2023	3,747
8,000	Freddie Mac (+)	3.51		4/25/2030	8,572
8,400	Freddie Mac (+)	3.33		5/25/2025	8,948

17 | USAA Cornerstone Moderately Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$14,000	Freddie Mac (+)	3.00%	12/25/2025	$14,544
				35,811
	Mortgage-Backed Pass-Through Securities (7.6%)
7,307	Fannie Mae (+)	4.00	11/01/2045	7,725
13,712	Freddie Mac (+)	3.00	4/01/2046	13,881
32,962	Freddie Mac (+)	3.00	6/01/2046	33,369
4,660	Freddie Mac (+)	3.00	8/01/2046	4,717
13,607	Freddie Mac (+)	3.00	1/01/2047	13,775
38,748	Freddie Mac (+)	3.00	3/01/2047	39,226
8,982	Freddie Mac (+)	3.00	4/01/2047	9,092
27,496	Freddie Mac (+)	3.00	4/01/2047	27,835
14,877	Freddie Mac (+)	3.00	6/01/2047	15,061
19,367	Freddie Mac (+)	3.50	4/01/2046	20,092
8	Government National Mortgage Assn. I	6.50	4/15/2024	9
				184,782
	Total U.S. Government Agency Issues (cost: $218,418)			220,593

U.S. TREASURY SECURITIES (13.2%)

Bonds (6.6%)(q)

11,520	3.18%, 8/15/2044 (STRIPS Principal)(m)	5,448
72,700	3.13%, 8/15/2044	78,706
13,000	3.00%, 11/15/2044	13,750
55,500	3.00%, 5/15/2045	58,642
5,000	3.00%, 5/15/2047	5,283
		161,829
	Inflation-Indexed Notes (1.0%)
24,804	0.13%, 4/15/2021	24,924
	Notes (5.6%)(q)
58,000	1.13%, 2/28/2021 (s)	57,213
19,000	1.63%, 4/30/2023	18,809
1,000	2.38%, 8/15/2024	1,028
5,000	2.25%, 11/15/2025	5,078
48,000	1.63%, 2/15/2026	46,366
6,500	2.38%, 5/15/2027	6,642
		135,136
	Total U.S. Treasury Securities (cost: $311,392)	321,889
Number
of Shares
	EXCHANGE-TRADED FUNDS (13.2%)
134,100	iShares 1-3 Year Credit Bond ETF	14,157
142,950	iShares Core U.S. Aggregate Bond ETF(a)	15,789
45,700	iShares iBoxx $ Investment Grade Corporate Bond ETF	5,558
377,500	PowerShares Fundamental High Yield Corporate Bond Portfolio(b)	7,176
860,900	Vanguard Mortgage-Backed Securities ETF	45,662
739,700	Vanguard Short-Term Bond ETF	59,309
1,841,100	Vanguard Short-Term Corporate Bond ETF	147,969

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)
327,200 Vanguard Total Bond Market ETF		$27,001
	Total Exchange-Traded Funds (cost: $320,635)	322,621
	Total Bonds (cost: $1,042,919)	1,063,202
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (4.1%)

COMMERCIAL PAPER (3.5%)

Consumer Discretionary (0.3%)

Automobile Manufacturers (0.3%)

$ 7,000 Hyundai Capital America(d),(n)1.36% 9/05/20176,999

Energy (0.4%)

Oil & Gas Drilling (0.3%)

7,200	Nabors Industries, Inc.(d),(n)	2.45	1/08/2018	7,136
	Oil & Gas Storage & Transportation (0.1%)
2,901	Spectra Energy Partners(d),(n)	1.48	9/26/2017	2,898
	Total Energy			10,034
	Financials (0.9%)
	Asset-Backed Financing (0.9%)
4,000	LMA Americas, LLC(d),(n)	1.17	9/05/2017	4,000
4,493	LMA Americas, LLC(d),(n)	1.18	9/06/2017	4,492
2,089	LMA Americas, LLC(d),(n)	1.23	9/27/2017	2,087
5,000	Manhattan Asset Funding Co.(d),(n)	1.22	9/19/2017	4,997
2,000	Victory Receivables Corp.(d),(n)	1.18	9/11/2017	1,999
3,750	Victory Receivables Corp.(d),(n)	1.22	9/12/2017	3,749
				21,324
	Total Financials			21,324
	Information Technology (0.3%)
	Electronic Components (0.3%)
7,000	Amphenol Corp.(d),(n)	1.40	9/14/2017	6,997
	Materials (0.5%)
	Commodity Chemicals (0.2%)
4,840	Cabot Corp.(d),(n)	1.40	9/08/2017	4,839
	Diversified Chemicals (0.3%)
6,812	E.I. du Pont de Nemours & Co.(d),(n)	1.31	9/15/2017	6,808
	Total Materials			11,647
	Utilities (1.1%)
	Electric Utilities (0.7%)
4,879	Arizona Public Service	1.22	9/06/2017	4,878
5,350	Eversource Energy(d),(n)	1.31	9/01/2017	5,350
7,461	Pacific Gas & Electric(d),(n)	1.15	9/07/2017	7,460
				17,688

19 | USAA Cornerstone Moderately Aggressive Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Multi-Utilities (0.4%)
$3,267	Centerpoint Energy Resources Corp.(d),(n)	1.34%	9/06/2017	$3,266
6,901	Sempra Global(d),(n)	1.33	9/08/2017	6,899
				10,165
	Total Utilities			27,853
	Total Commercial Paper (cost: $84,855)			84,854

Number of

Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.6%)

	State Street Institutional Treasury Money Market Fund Premier Class, 0.90% (a),(o)
14,088,417	(cost: $14,088)	14,088
	Total Money Market Instruments (cost: $98,943)	98,942

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.4%)

65,220	Federated Government Obligations Fund Institutional Class, 0.88%(o)	65
422,176	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91%(o)	422
33,296,168	Invesco Government & Agency Portfolio Institutional Class, 0.93%(o)	33,296
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
106,321	0.90%(o)	107
493,094	Western Asset Institutional Government Reserves Institutional Class, 0.91%(o)	493
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $34,383)	34,383
	Total Investments (cost: $2,326,738)	$2,457,812

Portfolio of Investments | 20

				Unrealized
				Appreciation/
Number of	Expiration	Notional	Contract	(Depreciation)
Contracts Security	Date	Amount (000)	Value (000)	(000)

FUTURES (p)

LONG FUTURES

Equity Contracts

2,377	Euro Stoxx 50	9/15/2017	83,734	EURO	$96,889	$(2,792)
132	TOPIX Index	9/07/2017	2,133,095	JPY	19,464	60
182	Mini MSCI Emerging Markets	9/15/2017	9,119	USD	9,884	765
1,170	E-mini S&P 500	9/15/2017	142,284	USD	144,501	2,217
					270,738	250
	Total Long Futures				$270,738	$250
	SHORT FUTURES
	Interest Rate Contracts
(260)	U.S. Treasury Bond	12/19/2017	(40,329)	USD	$(40,584)	$(255)
	Equity Contracts
(127)	Russell 2000 Mini	9/15/2017	(9,033)	USD	(8,918)	115
(63)	E-mini S&P Midcap 400	9/15/2017	(11,233)	USD	(10,902)	331
					(19,820)	446
	Total Short Futures				$(60,404)	$191
	Total Futures				$210,334	$441

21 | USAA Cornerstone Moderately Aggressive Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3	Total
U.S. Equity Securities:
Common Stocks	$361,110	$	— $	— $	361,110
Preferred Stocks	—		22,284	750	23,034
Exchange-Traded Funds	167,784		—	—	167,784
International Equity Securities:
Common Stocks	1,444		—	—	1,444
Exchange-Traded Funds	643,146		—	—	643,146
Precious Metals and Commodity-Related
Securities:
Common Stocks	13,176		—	98	13,274
Exchange-Traded Funds	34,601		—	—	34,601
Global Real Estate Equity Securities:
Preferred Stocks	—		1,519	—	1,519
Exchange-Traded Funds	15,373		—	—	15,373
Bonds:
Corporate Obligations	—		106,666	—	106,666
Convertible Securities	—		3,398	1,642	5,040
Eurodollar and Yankee Obligations	—		14,086	—	14,086
Asset-Backed Securities	—		11,746	—	11,746
Collateralized Mortgage Obligations	—		1,500	—	1,500
Commercial Mortgage Securities	—		59,061	—	59,061
U.S. Government Agency Issues	—		220,593	—	220,593
U.S. Treasury Securities	316,441		5,448	—	321,889
Exchange-Traded Funds	322,621		—	—	322,621
Money Market Instruments:
Commercial Paper	—		84,854	—	84,854
Government & U.S. Treasury Money
Market Funds	14,088		—	—	14,088
Short-Term Investments Purchased with
Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	34,383		—	—	34,383
Futures(1)	3,488		—	—	3,488
Total	$1,927,655		$531,155 $	2,490	$2,461,300
Liabilities	LEVEL 1		LEVEL 2	LEVEL 3	Total
Futures(1)	$(3,047)	$	— $	— $	(3,047)
Total	$(3,047)	$	— $	— $	(3,047)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

			Convertible
($ in 000s)	Common Stocks	Preferred Stocks	Securities
Balance as of May 31, 2017	$256	$600	$1,642
Purchases	-	-	32
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Net realized gain (loss) on investments	-	-	-
Change in net unrealized appreciation/(depreciation) of	(158)	150	(32)
investments

Balance as of August 31, 2017	$98	$750	$1,642

Portfolio of Investments | 22

For the period of June 1, 2017, through August 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**

	Fair Value at		Significant
	August 31, 2017	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range
Bonds:
Convertible Securities	$1,642	Market	Average	$71.49
		Comparables	Value
			Per
			Recoverable
			Ounce(a)
			Comparable	40%
			Discount
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

**Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, average value per recoverable ounce, or earnings per share will increase the value of the security while an increase in the discount adjustment or a discount for the lack of marketability will decrease the value of the security.

23 | USAA Cornerstone Moderately Aggressive Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Cornerstone Moderately Aggressive Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

24 | USAA Cornerstone Moderately Aggressive Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

25 | USAA Cornerstone Moderately Aggressive Fund

8Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments | 26

The valuation of securities falling in the Level 3 category are primarily supported by a prior tender offer and last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use

27 | USAA Cornerstone Moderately Aggressive Fund

futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

F.As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2017, were $175,428,000 and $44,354,000, respectively, resulting in net unrealized appreciation of $131,074,000.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,439,193,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 28.1% of net assets at August 31, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

H.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

Notes to Portfolio of Investments | 28

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the

29 | USAA Cornerstone Moderately Aggressive Fund

estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2017.

(b)The security, or a portion thereof, was out on loan as of August 31, 2017.

(c)At August 31, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

Notes to Portfolio of Investments | 30

(d)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(e)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2017, was $7,010,000, which represented 0.3% of the Fund's net assets.

(f)Security was fair valued at August 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. Security was fair valued at Level 3. The total value of all such securities was $2,490,000, which represented 0.1% of the Fund's net assets.

(g)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(h)At August 31, 2017, the issuer was in default with respect to interest and/or principal payments.

(i)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2017.

(j)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(k)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(l)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(m)Zero-coupon security. Rate represents the effective yield at the date of purchase.

31 | USAA Cornerstone Moderately Aggressive Fund

(n)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(o)Rate represents the money market fund annualized seven-day yield at August 31, 2017.

(p)The contract value of futures purchased and/or sold as a percentage of net assets is 8.6%.

(q)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(r)All of the coupon is PIK.

(s)Securities with a value of $2,071,000 are segregated as collateral for initial margin requirements on open futures contracts.

(t)At August 31, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $1,016,000.

(u)Stated interest rates may change slightly over time as underlying mortgages pay down.

*Non-income-producing security.

Notes to Portfolio of Investments | 32

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND AUGUST 31, 2017

(Form N-Q)

97457 -1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderately Conservative Fund

August 31, 2017 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (17.9%)
	COMMON STOCKS (9.9%)
	Consumer Discretionary (1.3%)
	Advertising (0.0%)
950	Omnicom Group, Inc.	$69
	Apparel Retail (0.1%)
1,720	Foot Locker, Inc.	61
4,930	Gap, Inc.	116
950	TJX Companies, Inc.	69
		246
	Auto Parts & Equipment (0.1%)
1,300	Lear Corp.	194
	Broadcasting (0.2%)
1,120	CBS Corp. "B"	72
6,110	Discovery Communications, Inc. "A"*	136
1,360	Scripps Networks Interactive "A"	116
		324
	Cable & Satellite (0.1%)
190	Charter Communications, Inc. "A"*	76
2,840	Comcast Corp. "A"	115
930	DISH Network Corp. "A"*	53
		244
	Computer & Electronics Retail (0.0%)
1,410	Best Buy Co., Inc.	77
	Department Stores (0.1%)
2,170	Kohl's Corp.	87
3,770	Macy's, Inc.	78
		165
	General Merchandise Stores (0.1%)
1,710	Target Corp.	93
	Home Improvement Retail (0.1%)
1,150	Home Depot, Inc.	172
890	Lowe's Companies, Inc.	66
		238
	Homebuilding (0.1%)
80	NVR, Inc.*	218
	Homefurnishing Retail (0.0%)
2,950	Bed Bath & Beyond, Inc.	81
	Hotels, Resorts & Cruise Lines (0.2%)
3,640	Carnival Corp.	253

1 | USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)
1,470	Royal Caribbean Cruises Ltd.	$183
		436
	Internet & Direct Marketing Retail (0.1%)
370	Netflix, Inc.*	65
30	Priceline Group, Inc.*	55
		120
	Movies & Entertainment (0.1%)
400	Time Warner, Inc.	40
3,970	Viacom, Inc. "B"	114
		154
	Specialty Stores (0.0%)
2,190	Dick's Sporting Goods, Inc.	58
	Total Consumer Discretionary	2,717
	Consumer Staples (0.9%)
	Agricultural Products (0.1%)
2,530	Archer-Daniels-Midland Co.	105
790	Bunge Ltd.	59
890	Ingredion, Inc.	110
		274
	Distillers & Vintners (0.0%)
1,640	Brown-Forman Corp. "B"	87
	Drug Retail (0.1%)
1,400	CVS Health Corp.	108
	Food Retail (0.0%)
3,620	Kroger Co.	79
	Household Products (0.1%)
2,540	Procter & Gamble Co.	234
	Hypermarkets & Super Centers (0.1%)
670	Costco Wholesale Corp.	105
2,270	Wal-Mart Stores, Inc.	177
		282
	Packaged Foods & Meat (0.2%)
3,130	ConAgra Brands, Inc.	102
1,070	Hershey Co.	112
980	J.M. Smucker Co.	103
1,680	Tyson Foods, Inc. "A"	106
		423
	Soft Drinks (0.2%)
2,230	Coca-Cola Co.	101
780	Dr. Pepper Snapple Group, Inc.	71
1,690	PepsiCo, Inc.	196
		368
	Tobacco (0.1%)
660	Altria Group, Inc.	42
1,100	Philip Morris International, Inc.	129
		171
	Total Consumer Staples	2,026
	Energy (0.6%)
	Integrated Oil & Gas (0.1%)
1,200	Chevron Corp.	129

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Oil & Gas Exploration & Production (0.1%)
4,430	Devon Energy Corp.	$139
3,200	Murphy Oil Corp.	73
		212
1,110	Oil & Gas Refining & Marketing (0.2%)	111
	Andeavor
2,580	HollyFrontier Corp.	81
2,250	Marathon Petroleum Corp.	118
1,390	Phillips 66	116
2,360	Valero Energy Corp.	161
		587
	Oil & Gas Storage & Transportation (0.2%)
2,130	Cheniere Energy, Inc.*	91
4,880	Kinder Morgan, Inc.	94
4,300	Plains Group Holdings, LP "A"	97
3,310	Williams Companies, Inc.	99
		381
	Total Energy	1,309
	Financials (1.5%)
	Asset Management & Custody Banks (0.1%)
2,850	Franklin Resources, Inc.	123
	Consumer Finance (0.2%)
1,000	American Express Co.	86
1,160	Capital One Financial Corp.	93
2,390	Discover Financial Services	141
2,797	Synchrony Financial	86
		406
	Diversified Banks (0.2%)
4,150	Bank of America Corp.	99
3,660	Citigroup, Inc.	249
1,290	U.S. Bancorp	66
		414
	Insurance Brokers (0.1%)
800	Aon plc	111
	Investment Banking & Brokerage (0.1%)
1,670	E*Trade Financial Corp.*	68
1,860	Morgan Stanley	85
		153
	Life & Health Insurance (0.1%)
1,550	Athene Holding Ltd. "A"*	83
1,200	Principal Financial Group, Inc.	75
1,060	Prudential Financial, Inc.	108
2,180	Unum Group	105
		371
	Multi-Line Insurance (0.0%)
870	American Financial Group, Inc.	89
	Multi-Sector Holdings (0.0%)
500	Berkshire Hathaway, Inc. "B"*	91
	Property & Casualty Insurance (0.1%)
760	Allstate Corp.	69
2,180	Progressive Corp.	101
		170

3 | USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)
	Regional Banks (0.5%)
2,190	BB&T Corp.	$101
3,480	Citizens Financial Group, Inc.	115
760	Comerica, Inc.	52
2,340	East West Bancorp, Inc.	130
4,360	Fifth Third Bancorp	114
2,980	KeyCorp	51
770	M&T Bank Corp.	114
1,230	PNC Financial Services Group, Inc.	154
7,240	Regions Financial Corp.	102
710	SVB Financial Group*	120
		1,053
	Reinsurance (0.1%)
390	Everest Re Group Ltd.	99
680	Reinsurance Group of America, Inc.	91
		190
	Total Financials	3,171
	Health Care (1.5%)
	Biotechnology (0.3%)
1,430	Amgen, Inc.	254
490	Biogen, Inc.*	155
2,140	Gilead Sciences, Inc.	179
770	United Therapeutics Corp.*	101
		689
	Health Care Distributors (0.1%)
670	AmerisourceBergen Corp.	54
960	Cardinal Health, Inc.	65
		119
	Health Care Equipment (0.2%)
1,330	Baxter International, Inc.	82
380	C.R. Bard, Inc.	122
510	IDEXX Laboratories, Inc.*	79
130	Intuitive Surgical, Inc.*	131
630	Stryker Corp.	89
		503
	Health Care Facilities (0.1%)
860	HCA Healthcare, Inc.*	68
780	Universal Health Services, Inc. "B"	84
		152
	Health Care Services (0.1%)
1,040	DaVita, Inc.*	61
1,200	Express Scripts Holding Co.*	75
1,080	MEDNAX, Inc.*	49
720	Quest Diagnostics, Inc.	78
		263
	Health Care Supplies (0.1%)
530	Align Technology, Inc.*	94
330	Cooper Companies, Inc.	83
		177
	Health Care Technology (0.0%)
1,230	Veeva Systems, Inc. "A"*	73
	Life Sciences Tools & Services (0.1%)
260	Mettler-Toledo International, Inc.*	157

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
	Managed Health Care (0.3%)
760	Anthem, Inc.	$149
750	Centene Corp.*	67
430	Cigna Corp.	78
310	Humana, Inc.	80
1,030	UnitedHealth Group, Inc.	205
		579
	Pharmaceuticals (0.2%)
1,170	Johnson & Johnson	155
2,080	Mallinckrodt plc*	85
2,630	Mylan N.V.*	83
5,550	Pfizer, Inc.	188
		511
	Total Health Care	3,223
	Industrials (1.0%)
	Aerospace & Defense (0.2%)
640	Boeing Co.	153
240	General Dynamics Corp.	48
480	Huntington Ingalls Industries, Inc.	103
450	L3 Technologies, Inc.	82
130	Lockheed Martin Corp.	40
1,450	Textron, Inc.	71
		497
	Agricultural & Farm Machinery (0.0%)
520	Deere & Co.	60
	Airlines (0.1%)
1,820	Delta Air Lines, Inc.	86
1,380	United Continental Holdings, Inc.*	85
		171
	Construction & Engineering (0.1%)
1,660	Fluor Corp.	64
1,390	Jacobs Engineering Group, Inc.	76
		140
	Construction Machinery & Heavy Trucks (0.1%)
570	Cummins, Inc.	91
1,440	PACCAR, Inc.	95
		186
	Electrical Components & Equipment (0.1%)
1,070	Eaton Corp. plc	77
610	Rockwell Automation, Inc.	100
		177
	Environmental & Facilities Services (0.1%)
2,340	Republic Services, Inc.	153
	Human Resource & Employment Services (0.0%)
820	ManpowerGroup, Inc.	91
	Industrial Conglomerates (0.1%)
230	3M Co.	47
250	Roper Technologies, Inc.	58
		105
	Industrial Machinery (0.1%)
910	Illinois Tool Works, Inc.	125
690	Ingersoll-Rand plc	59

5 | USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)
570	Stanley Black & Decker, Inc.	$82
		266
	Railroads (0.0%)
1,840	CSX Corp.	92
	Trading Companies & Distributors (0.1%)
840	United Rentals, Inc.*	99
470	W.W. Grainger, Inc.	77
		176
	Total Industrials	2,114
	Information Technology (2.3%)
	Application Software (0.2%)
770	Adobe Systems, Inc.*	120
2,290	Citrix Systems, Inc.*	179
680	Intuit, Inc.	96
		395
	Communications Equipment (0.2%)
360	Arista Networks, Inc.*	63
4,163	Cisco Systems, Inc.	134
2,070	Commscope Holding Co., Inc.*	68
610	F5 Networks, Inc.*	73
3,120	Juniper Networks, Inc.	87
		425
	Data Processing & Outsourced Services (0.2%)
1,370	Automatic Data Processing, Inc.	146
1,270	Fiserv, Inc.*	157
1,730	MasterCard, Inc. "A"	230
		533
	Electronic Components (0.1%)
1,890	Amphenol Corp. "A"	153
2,290	Corning, Inc.	66
		219
	Internet Software & Services (0.2%)
2,010	Akamai Technologies, Inc.*	95
2,920	eBay, Inc.*	106
1,160	VeriSign, Inc.*	120
		321
	IT Consulting & Other Services (0.3%)
1,800	Accenture plc "A"	236
1,680	Cognizant Technology Solutions Corp. "A"	119
1,100	International Business Machines Corp.	157
3,190	Leidos Holdings, Inc.	186
		698
	Semiconductor Equipment (0.1%)
1,580	Applied Materials, Inc.	71
1,080	KLA-Tencor Corp.	101
750	Lam Research Corp.	125
		297
	Semiconductors (0.3%)
360	Broadcom Ltd.	91
3,000	Intel Corp.	105
950	Microchip Technology, Inc.	82
3,750	Micron Technology, Inc.*	120
470	NVIDIA Corp.	80
1,490	QUALCOMM, Inc.	78

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
790	Texas Instruments, Inc.	$65
		621
	Systems Software (0.3%)
3,750	CA, Inc.	124
3,250	Microsoft Corp.	243
3,390	Oracle Corp.	171
1,150	VMware, Inc. "A"*	124
		662
	Technology Distributors (0.1%)
1,350	Arrow Electronics, Inc.*	107
1,960	CDW Corp.	124
		231
	Technology Hardware, Storage, & Peripherals (0.3%)
1,940	Apple, Inc.	318
5,910	Hewlett Packard Enterprise Co.	107
1,970	Seagate Technology plc	62
710	Western Digital Corp.	63
3,500	Xerox Corp.	113
		663
	Total Information Technology	5,065
	Materials (0.2%)
	Diversified Chemicals (0.1%)
2,830	Dow Chemical Co.	188
1,940	E.I. du Pont de Nemours & Co.	163
		351
	Metal & Glass Containers (0.1%)
1,890	Crown Holdings, Inc.*	112
	Specialty Chemicals (0.0%)
890	Celanese Corp. "A"	86
	Total Materials	549
	Telecommunication Services (0.3%)
	Alternative Carriers (0.0%)
1,530	Level 3 Communications, Inc.*	83
	Integrated Telecommunication Services (0.2%)
4,430	AT&T, Inc.	166
3,120	CenturyLink, Inc.(a)	62
2,700	Verizon Communications, Inc.	129
		357
	Wireless Telecommunication Services (0.1%)
2,380	T-Mobile US, Inc.*	154
	Total Telecommunication Services	594
	Utilities (0.3%)
	Gas Utilities (0.0%)
2,080	UGI Corp.	103
	Multi-Utilities (0.3%)
6,380	Ameren Corp.	383
7,630	CenterPoint Energy, Inc.	226
		609
	Total Utilities	712
	Total Common Stocks (cost: $20,350)	21,480

7 | USAA Cornerstone Moderately Conservative Fund

		Market
Number		Value
of Shares	Security	(000)
	PREFERRED STOCKS (2.0%)
	Consumer Staples (0.7%)
	Agricultural Products (0.7%)
32,000	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual	$942
5,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)	527
		1,469
	Total Consumer Staples	1,469
	Energy (0.3%)
	Oil & Gas Exploration & Production (0.3%)
1,120	Chesapeake Energy Corp., 5.75%, perpetual(b)	659
	Financials (0.8%)
	Life & Health Insurance (0.3%)
27,414	Delphi Financial Group, Inc., 4.51%, cumulative redeemable	570
	Regional Banks (0.5%)
1,035	M&T Bank Corp., 6.38%, cumulative redeemable, perpetual	1,082
	Total Financials	1,652
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
20,000	Qwest Corp., 6.50%	508
	Total Preferred Stocks (cost: $4,438)	4,288
	EXCHANGE-TRADED FUNDS (6.0%)
2,200	Consumer Discretionary Select Sector SPDR Fund	197
3,600	Consumer Staples Select Sector SPDR(a)	197
2,500	Health Care Select Sector SPDR Fund	203
19,200	iShares Core S&P 500 ETF(c)	4,783
3,400	Technology Select Sector SPDR	200
10,330	Vanguard S&P 500 ETF	2,348
28,400	Vanguard Small-Cap Value ETF	3,475
11,740	Vanguard Total Stock Market ETF	1,491
	Total Exchange-Traded Funds (cost: $11,129)	12,894
	Total U.S. Equity Securities (cost: $35,917)	38,662
	INTERNATIONAL EQUITY SECURITIES (16.4%)
	COMMON STOCKS (0.0%)
	Consumer Staples (0.0%)
	Tobacco (0.0%)
331	British American Tobacco plc ADR	21
	Information Technology (0.0%)
	Electronic Manufacturing Services (0.0%)
1,030	TE Connectivity Ltd.	82
	Total Common Stocks (cost: $107)	103
	EXCHANGE-TRADED FUNDS (16.4%)
64,265	iShares Core MSCI EAFE ETF	4,028

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
96,338	iShares Core MSCI Emerging Markets ETF	$5,203
35,600	iShares Edge MSCI Minimum Volatility EAFE ETF	2,532
29,900	iShares Edge MSCI Minimum Volatility Emerging Markets ETF	1,738
31,400	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	1,352
87,600	PowerShares FTSE RAFI Emerging Markets Portfolio	1,918
33,700	Schwab Fundamental Emerging Markets Large Co. Index ETF	971
203,800	Schwab Fundamental International Large Co. Index ETF	5,906
43,100	Schwab Fundamental International Small Co. Index ETF	1,465
7,496	SPDR S&P Emerging Markets Small Cap ETF	372
19,050	Vanguard FTSE All-World ex-US ETF	992
65,200	Vanguard FTSE Developed Markets ETF	2,772
38,520	Vanguard FTSE Emerging Markets ETF(c)	1,706
31,950	Vanguard FTSE Europe ETF	1,813
5,259	WisdomTree Emerging Markets SmallCap Dividend Fund	259
29,552	WisdomTree India Earnings Fund	777
32,670	WisdomTree Japan Hedged Equity Fund	1,701
	Total Exchange-Traded Funds (cost: $31,264)	35,505
	Total International Equity Securities (cost: $31,371)	35,608
	PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.2%)
	GOLD (0.0%)
	North American Gold Companies (0.0%)
24,262	Hycroft Mining Corp., acquired 9/22/2014 - 6/09/2015; cost $849*(d),(e)(cost: $849)	12
	EXCHANGE-TRADED FUNDS (1.2%)
11,700	First Trust Global Tactical Commodity Strategy Fund*	238
35,900	PowerShares DB Commodity Index Tracking Fund*	542
22,900	United States Commodity Index Fund*	929
24,800	VanEck Vectors Gold Miners ETF	613
8,800	VanEck Vectors Junior Gold Miners ETF	318
	Total Exchange-Traded Funds (cost: $2,890)	2,640
	Total Precious Metals and Commodity-Related Securities (cost: $3,739)	2,652
	GLOBAL REAL ESTATE EQUITY SECURITIES (0.6%)
	COMMON STOCKS (0.3%)
	Real Estate Services (0.1%)
3,980	CBRE Group, Inc. "A"*	143
	REITs - Retail (0.1%)
9,600	Brixmor Property Group, Inc.	180
	REITs - Specialized (0.1%)
1,850	American Tower Corp.	274
	Total Common Stocks (cost: $579)	597
	PREFERRED STOCKS (0.1%)
	REITs - Mortgage (0.1%)
8,000	Arbor Realty Trust, Inc., 7.38% (cost: $200)	203
	EXCHANGE-TRADED FUNDS (0.2%)
5,000	Vanguard REIT ETF (cost: $397)	420
	Total Global Real Estate Equity Securities (cost: $1,176)	1,220

9 | USAA Cornerstone Moderately Conservative Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

BONDS (58.1%)

CORPORATE OBLIGATIONS (6.0%)

Consumer Discretionary (0.5%)

Department Stores (0.1%)

$398	Neiman Marcus Group Ltd., LLC (f)	4.48%	10/25/2020	$295
	Specialty Stores (0.4%)
599	Academy Sports (f),(g)	5.12	7/01/2022	406
400	Guitar Center, Inc. (b)	6.50	4/15/2019	352
				758
	Total Consumer Discretionary			1,053
	Consumer Staples (0.1%)
	Food Retail (0.1%)
300	BI-LO, LLC & BI-LO Finance Corp. (b)	9.25	2/15/2019	260
	Energy (0.9%)
	Oil & Gas Drilling (0.0%)
912	Schahin II Finance Co. SPV Ltd. (b),(h)	5.88	9/25/2023	100
	Oil & Gas Storage & Transportation (0.9%)
650	Enbridge Energy Partners, LP	7.38	10/15/2045	845
400	Energy Transfer, LP, 3 mo. USD LIBOR +
	3.0175%	4.33 (i)	11/01/2066	362
200	Martin Midstream Partners, LP & Martin
	Midstream Finance Corp.	7.25	2/15/2021	205
200	Southern Union Co., 3 mo. USD LIBOR +
	3.0175%	4.33 (i)	11/01/2066	173
300	Tallgrass Energy Partners, LP & Tallgrass
	Energy Finance Corp. (b)	5.50	9/15/2024	302
				1,887
	Total Energy			1,987
	Financials (4.0%)
	Asset Management & Custody Banks (0.6%)
350	Ares Capital Corp.	3.63	1/19/2022	355
900	Prospect Capital Corp.	5.00	7/15/2019	930
				1,285
	Life & Health Insurance (0.5%)
600	Prudential Financial, Inc.	5.63	6/15/2043	650
400	StanCorp Financial Group, Inc., 3 mo. USD
	LIBOR + 2.51%	3.71 (i)	6/01/2067	373
				1,023
	Multi-Line Insurance (0.5%)
1,100	Nationwide Mutual Insurance Co., 3 mo. USD
	LIBOR + 2.29%(b)	3.54 (i)	12/15/2024	1,102
	Property & Casualty Insurance (1.3%)
700	Allstate Corp.	5.75	8/15/2053	770
1,000	AmTrust Financial Services, Inc. (a)	6.13	8/15/2023	1,013
550	HSB Group, Inc., 3 mo. USD LIBOR + 0.91%	2.21 (i)	7/15/2027	484

Portfolio of Investments | 10

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
$500	Oil Insurance Ltd., 3 mo. USD LIBOR +
	2.982%(b)	4.28% (i)		-(j)	$481
					2,748
	Regional Banks (1.1%)
400	Compass Bank	6.40		10/01/2017	401
100	Compass Bank	3.88		4/10/2025	101
1,000	Cullen/Frost Capital Trust II, 3 mo. USD LIBOR
	+ 1.55%	2.75	(i)	3/01/2034	891
100	First Maryland Capital Trust I, 3 mo. USD LIBOR	2.30	(i)	1/15/2027	94
	+ 1%
1,000	SunTrust Capital I, 3 mo. USD LIBOR + 0.67%	1.99	(i)	5/15/2027	942
					2,429
	Total Financials				8,587
	Industrials (0.1%)
	Airlines (0.1%)
178	Continental Airlines, Inc. Pass-Through Trust	6.25		10/11/2021	189
	Electrical Components & Equipment (0.0%)
100	Artesyn Embedded Technologies, Inc. (b)	9.75		10/15/2020	99
	Total Industrials				288
	Real Estate (0.1%)
	Real Estate Development (0.1%)
300	Crescent Communities, LLC & Crescent
	Ventures, Inc. (b)	8.88		10/15/2021	318
	Utilities (0.3%)
	Electric Utilities (0.2%)
300	NextEra Energy Capital Holdings, Inc., 3 mo.
	USD LIBOR + 3.348%	7.30	(i)	9/01/2067	302
	Multi-Utilities (0.1%)
300	WEC Energy Group, Inc., 3 mo. USD LIBOR +
	2.1125%	3.43	(i)	5/15/2067	292
	Total Utilities				594
	Total Corporate Obligations (cost: $13,268)				13,087
	CONVERTIBLE SECURITIES (0.7%)
	Materials (0.7%)
	Gold (0.7%)
582	Hycroft Mining Corp., acquired 10/21/2015 -
	6/30/2017; cost $562(d),(e),(k)	15.00	(l)	10/22/2020	1,094
500	Pretium Resources, Inc. (b)	2.25		3/15/2022	453
					1,547
	Total Materials				1,547
	Total Convertible Securities (cost: $1,050)				1,547

EURODOLLAR AND YANKEE OBLIGATIONS (0.3%)

Financials (0.1%)

Property & Casualty Insurance (0.1%)

250 QBE Capital Funding III Ltd. (b)	7.25	5/24/2041	281

11 | USAA Cornerstone Moderately Conservative Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Materials (0.2%)

Gold (0.2%)

$300	Newcrest Finance Property Ltd. (b)	4.45%		11/15/2021	$319
	Total Eurodollar and Yankee Obligations (cost: $502)				600
	ASSET-BACKED SECURITIES (0.4%)
	Financials (0.4%)
	Asset-Backed Financing (0.4%)
375	Avis Budget Rental Car Funding AESOP, LLC
	(b)	2.96		7/20/2020	377
233	Avis Budget Rental Car Funding AESOP, LLC
	(b)	3.75		7/20/2020	235
200	Navient Student Loan Trust, 1 mo. USD LIBOR
	+ 1.5%	2.73	(i)	8/25/2050	196
					808
	Total Financials				808
	Total Asset-Backed Securities (cost: $784)				808
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)
	Financials (0.4%)
	Asset-Backed Financing (0.4%)
55	Sequoia Mortgage Trust, 1 mo. USD LIBOR +
	0.9%	2.13	(i)	9/20/2033	54
877	Structured Asset Mortgage Investments, Inc., 1
	mo. USD LIBOR + 0.5%	1.73	(i)	7/19/2035	814
53	Wells Fargo Mortgage Backed Securities Trust	3.00	(i),(u)	4/25/2035	50
					918
	Total Financials				918
	Total Collateralized Mortgage Obligations (cost: $951)				918
	COMMERCIAL MORTGAGE SECURITIES (2.7%)
	Financials (2.7%)
	Commercial Mortgage-Backed Securities (2.4%)
315	Banc of America Commercial Mortgage, Inc.	5.00		7/10/2044	227
800	Banc of America Commercial Mortgage, Inc.	6.53		2/10/2051	804
1,086	Bear Stearns Commercial Mortgage Securities,
	Inc. (b)	5.66		9/11/2041	1,094
50	Citigroup Commercial Mortgage Trust	6.00		12/10/2049	30
202	Commercial Mortgage Trust	5.38		12/10/2046	205
558	Credit Suisse Commercial Mortgage Pass-
	Through Trust	1.42		2/15/2040	526
830	FREMF Mortgage Trust (b)	3.56		8/25/2045	850
413	GE Capital Commercial Mortgage Corp.	5.00		11/10/2045	412
225	GE Capital Commercial Mortgage Corp.	5.61		12/10/2049	227
47	GMAC Commercial Mortgage Securities, Inc.	4.97		12/10/2041	48
674	J.P. Morgan Chase Commercial Mortgage
	Securities Corp.	5.37		5/15/2047	673
100	Morgan Stanley Capital I Trust	5.61		3/12/2044	99
					5,195
	Interest-Only Commercial Mortgage-Backed Securities (0.3%)
3,235	CSAIL Commercial Mortgage Trust, acquired
	5/18/2016; cost $399(d)	1.00		1/15/2049	357

Portfolio of Investments | 12

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$2,805	UBS Commercial Mortgage Trust, acquired
	11/01/2016; cost $260(b),(d)	2.00%	5/10/2045	$220
	Total Interest-Only Commercial Mortgage-Backed Securities			577
	Total Financials			5,772
	Total Commercial Mortgage Securities (cost: $5,846)			5,772

U.S. GOVERNMENT AGENCY ISSUES (12.7%)(m)

Commercial Mortgage-Backed Securities (1.3%)

500	Fannie Mae (+)	2.15	1/25/2023	500
1,000	Freddie Mac (+)	3.51	4/25/2030	1,071
1,100	Freddie Mac (+)	3.33	5/25/2025	1,172
				2,743
	Mortgage-Backed Pass-Through Securities (11.4%)
1,747	Freddie Mac (+)	3.00	4/01/2046	1,768
4,120	Freddie Mac (+)	3.00	6/01/2046	4,171
1,880	Freddie Mac (+)	3.00	9/01/2046	1,904
948	Freddie Mac (+)	3.00	10/01/2046	960
1,910	Freddie Mac (+)	3.00	11/01/2046	1,934
2,916	Freddie Mac (+)	3.00	1/01/2047	2,952
5,222	Freddie Mac (+)	3.00	3/01/2047	5,286
5,552	Freddie Mac (+)	3.50	4/01/2046	5,759
				24,734
	Total U.S. Government Agency Issues (cost: $27,475)			27,477

U.S. TREASURY SECURITIES (20.9%)(n)

Bonds (8.4%)

8,700	3.13%, 8/15/2044	9,419
4,000	3.17%, 8/15/2044 (STRIPS Principal)(o)	1,891
2,285	3.00%, 11/15/2044	2,417
300	2.50%, 2/15/2045	287
3,000	3.00%, 5/15/2045	3,170
1,000	3.00%, 5/15/2047	1,057
		18,241
	Notes (12.5%)
7,600	1.13%, 2/28/2021 (p)	7,497
618	2.00%, 2/15/2023	624
3,800	1.63%, 4/30/2023	3,762
1,500	2.50%, 5/15/2024	1,555
1,500	2.38%, 8/15/2024	1,542
800	2.25%, 11/15/2024	815
6,200	2.25%, 11/15/2025	6,297
2,000	1.63%, 2/15/2026	1,932
1,000	2.25%, 2/15/2027	1,011
2,000	2.38%, 5/15/2027	2,044
		27,079
	Total U.S. Treasury Securities (cost: $43,950)	45,320
Number
of Shares
	EXCHANGE-TRADED FUNDS (14.0%)
7,100	iShares 1-3 Year Credit Bond ETF(c)	750

13 | USAA Cornerstone Moderately Conservative Fund

			Market
Number			Value
of Shares	Security		(000)
33,440	iShares Core U.S. Aggregate Bond ETF		$3,693
8,300	iShares iBoxx $ High Yield Corporate Bond ETF(a)		735
3,900	iShares iBoxx $ Investment Grade Corporate Bond ETF(q)		474
27,600	PowerShares Fundamental High Yield Corporate Bond Portfolio		525
53,300	Vanguard Mortgage-Backed Securities ETF		2,827
47,500	Vanguard Short-Term Bond ETF(c)		3,809
120,800	Vanguard Short-Term Corporate Bond ETF(c)		9,709
94,100	Vanguard Total Bond Market ETF(c)		7,765
	Total Exchange-Traded Funds (cost: $29,955)		30,287
	Total Bonds (cost: $123,781)		125,816
Principal
Amount	Coupon
(000)	Rate	Maturity

MONEY MARKET INSTRUMENTS (5.6%)

COMMERCIAL PAPER (0.5%)

Energy (0.5%)

Oil & Gas Drilling (0.5%)

$1,000 Nabors Industries, Inc. (b),(r) (cost $991)	2.00%	1/08/2018	991

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (5.1%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.90% (s)
11,087,266 (cost $11,087)	11,087
Total Money Market Instruments (cost: $12,078)	12,078

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.5%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

23,245	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91%(s)	23
992,896	Invesco Government & Agency Portfolio Institutional Class, 0.93%(s)	993
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $1,016)	1,016
	Total Investments (cost: $209,078)	$217,052

Portfolio of Investments | 14

				Unrealized
				Appreciation/
Number of	Expiration	Notional	Contract	(Depreciation)
Contracts Security	Date	Amount (000)	Value (000)	(000)

FUTURES (t)

LONG FUTURES

Equity Contracts

186	Euro Stoxx 50	9/15/2017	6,549	EURO	$7,582	$(215)
12	TOPIX Index	9/07/2017	193,949	JPY	1,769	5
58	E-mini S&P 500	9/15/2017	7,043	USD	7,163	120
					16,514	(90)
	Total Long Futures				$16,514	$(90)
	SHORT FUTURES
	Interest Rate Contracts
(17)	U.S. Treasury Bond	12/19/2017	(2,637)	USD	$(2,653)	$(17)
	Equity Contracts
(12)	Russell 2000 Mini	9/15/2017	(854)	USD	(843)	11
(3)	E-mini S&P Midcap 400	9/15/2017	(535)	USD	(519)	16
					(1,362)	27
	Total Short Futures				$(4,015)	$10
	Total Futures				$12,499	$(80)

15 | USAA Cornerstone Moderately Conservative Fund

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3	Total
U.S. Equity Securities:
Common Stocks	$21,480	$	— $	— $	21,480
Preferred Stocks	—		4,288	—	4,288
Exchange-Traded Funds	12,894		—	—	12,894
International Equity Securities:
Common Stocks	103		—	—	103
Exchange-Traded Funds	35,505		—	—	35,505
Precious Metals and Commodity-Related
Securities:
Common Stocks	—		—	12	12
Exchange-Traded Funds	2,640		—	—	2,640
Global Real Estate Equity Securities:
Common Stocks	597		—	—	597
Preferred Stocks	—		203	—	203
Exchange-Traded Funds	420		—	—	420
Bonds:
Corporate Obligations	—		13,087	—	13,087
Convertible Securities	—		453	1,094	1,547
Eurodollar and Yankee Obligations	—		600	—	600
Asset-Backed Securities	—		808	—	808
Collateralized Mortgage Obligations	—		918	—	918
Commercial Mortgage Securities	—		5,772	—	5,772
U.S. Government Agency Issues	—		27,477	—	27,477
U.S. Treasury Securities	43,429		1,891	—	45,320
Exchange-Traded Funds	30,287		—	—	30,287
Money Market Instruments:
Commercial Paper	—		991	—	991
Government & U.S. Treasury Money
Market Funds	11,087		—	—	11,087
Short-Term Investments Purchased with
Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money
Market Funds	1,016		—	—	1,016
Futures(1)	152		—	—	152
Total	$159,610		$56,488 $	1,106 $	217,204
Liabilities	LEVEL 1		LEVEL 2	LEVEL 3	Total
Futures(1)	$(232)	$	— $	— $	(232)
Total	$(232)	$	— $	— $	(232)

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

		Convertible
($ in 000s)	Common Stocks	Securities
Balance as of May 31, 2017	$31	$1,094
Purchases	-	21
Sales	-	-
Transfers into Level 3	-	-
Transfers out of Level 3	-	-
Net realized gain (loss) on investments	-	-
Change in net unrealized appreciation/(depreciation) of	(19)	(21)
investments

Balance as of August 31, 2017	$12	$1,094

For the period of June 1, 2017, through August 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 16

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**

	Fair Value at		Significant
	August 31, 2017	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range
Bonds:
Convertible Securities	$1,094	Market	Average	$71.49
		Comparables	Value
			Per
			Recoverable
			Ounce(a)
			Comparable	40%
			Discount
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

**Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, average value per recoverable ounce, or earnings per share will increase the value of the security while an increase in the discount adjustment or a discount for the lack of marketability will decrease the value of the security.

17 | USAA Cornerstone Moderately Conservative Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Cornerstone Moderately Conservative Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

18 | USAA Cornerstone Moderately Conservative Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

19 | USAA Cornerstone Moderately Conservative Fund

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments | 20

The valuation of securities falling in the Level 3 category are primarily supported by last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending – The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates,

21 | USAA Cornerstone Moderately Conservative Fund

or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

F.As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2017, were

$11,523,000 and $3,549,000, respectively, resulting in net unrealized appreciation of $7,974,000.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $216,494,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.7% of net assets at August 31, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

H.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

Notes to Portfolio of Investments | 22

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to

23 | USAA Cornerstone Moderately Conservative Fund

period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of August 31, 2017.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c)The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2017.

(d)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2017, was $1,683,000, which represented 0.8% of the Fund's net assets.

(e)Security was fair valued at August 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. Security was fair valued at Level 3. The total value of all such securities was $1,106,000, which represented 0.5% of the Fund's net assets.

Notes to Portfolio of Investments | 24

(f)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility and includes commitment fees on unfunded loan commitments. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(g)At August 31, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $203,000.

(h)At August 31, 2017, the issuer was in default with respect to interest and/or principal payments.

(i)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2017.

(j)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(k)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(l)All of the coupon is PIK.

(m)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(n)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(o)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(p)Securities with a value of $493,000 are segregated as collateral for initial margin requirements on open futures contracts.

(q)At August 31, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

25 | USAA Cornerstone Moderately Conservative Fund

(r)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(s)Rate represents the money market fund annualized seven-day yield at August 31, 2017.

(t)The contract value of futures purchased and/or sold as a percentage of net assets is 5.8%.

(u)Stated interest rates may change slightly over time as underlying mortgages pay down.

*Non-income-producing security.

Notes to Portfolio of Investments | 26

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA CORNERSTONE MODERATE FUND

AUGUST 31, 2017

(Form N-Q)

48048 -1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Cornerstone Moderate Fund

August 31, 2017 (unaudited)

		Market
Number		Value
of Shares	Security	(000)
	U.S. EQUITY SECURITIES (19.2%)
	COMMON STOCKS (10.8%)
	Consumer Discretionary (1.5%)
	Advertising (0.0%)
4,090	Omnicom Group, Inc.	$296
	Apparel Retail (0.1%)
9,230	American Eagle Outfitters, Inc.	110
11,280	Buckle, Inc.(a)	160
4,880	Caleres, Inc.	132
7,480	Foot Locker, Inc.	263
21,340	Gap, Inc.	504
4,090	TJX Companies, Inc.	296
		1,465
	Auto Parts & Equipment (0.1%)
8,810	American Axle & Manufacturing Holdings, Inc.*	129
1,650	Cooper-Standard Holdings, Inc.*	166
11,570	Gentex Corp.	211
1,760	LCI Industries	174
5,630	Lear Corp.	842
		1,522
	Automobile Manufacturers (0.0%)
1,950	Thor Industries, Inc.	212
	Automotive Retail (0.0%)
2,280	Asbury Automotive Group, Inc.*	123
1,900	Group 1 Automotive, Inc.	114
1,500	Lithia Motors, Inc. "A"	162
		399
	Broadcasting (0.2%)
4,840	CBS Corp. "B"	310
26,470	Discovery Communications, Inc. "A"*	588
14,470	Gray Television, Inc.*	207
5,910	Scripps Networks Interactive "A"	506
6,610	Sinclair Broadcast Group, Inc. "A"	200
		1,811
	Cable & Satellite (0.1%)
850	Charter Communications, Inc. "A"*	339
12,310	Comcast Corp. "A"	500
4,040	DISH Network Corp. "A"*	231
		1,070
	Computer & Electronics Retail (0.0%)
6,100	Best Buy Co., Inc.	331
5,680	GameStop Corp. "A"	105
		436

1 | USAA Cornerstone Moderate Fund

Number		Market
		Value
of Shares	Security	(000)
	Department Stores (0.1%)
9,430	Kohl's Corp.	$375
16,320	Macy's, Inc.	339
		714
	Education Services (0.1%)
3,580	Adtalem Global Education, Inc.	122
2,140	Capella Education Co.	144
400	Graham Holdings Co. "B"	235
		501
	General Merchandise Stores (0.1%)
2,860	Big Lots, Inc.	136
7,420	Target Corp.	405
		541
	Home Improvement Retail (0.1%)
4,960	Home Depot, Inc.	743
3,880	Lowe's Companies, Inc.	287
		1,030
	Homebuilding (0.1%)
350	NVR, Inc.*	952
6,630	Toll Brothers, Inc.	259
14,200	TRI Pointe Group, Inc.*	181
		1,392
	Homefurnishing Retail (0.0%)
12,780	Bed Bath & Beyond, Inc.	353
	Hotels, Resorts & Cruise Lines (0.2%)
15,790	Carnival Corp.	1,097
8,880	ILG, Inc.	234
1,760	Marriott Vacations Worldwide Corp.	205
6,380	Royal Caribbean Cruises Ltd.	794
		2,330
	Internet & Direct Marketing Retail (0.1%)
1,620	Netflix, Inc.*	283
160	Priceline Group, Inc.*	296
		579
	Movies & Entertainment (0.1%)
1,760	Time Warner, Inc.	178
17,210	Viacom, Inc. "B"	492
		670
	Publishing (0.0%)
2,920	Meredith Corp.	159
	Restaurants (0.0%)
3,880	Cheesecake Factory, Inc.	161
4,320	DineEquity, Inc.	171
		332
	Specialty Stores (0.1%)
9,500	Dick's Sporting Goods, Inc.	251
16,610	Hibbett Sports, Inc.*	204
24,730	Office Depot, Inc.	106
		561
	Tires & Rubber (0.0%)
4,220	Cooper Tire & Rubber Co.	142
	Total Consumer Discretionary	16,515

Portfolio of Investments | 2

Number	Market
Value
of Shares Security	(000)

Consumer Staples (0.8%)

Agricultural Products (0.1%)

10,960	Archer-Daniels-Midland Co.	$453
3,390	Bunge Ltd.	253
3,870	Ingredion, Inc.	479
		1,185
	Distillers & Vintners (0.0%)
7,110	Brown-Forman Corp. "B"	377
	Drug Retail (0.1%)
6,050	CVS Health Corp.	468
	Food Distributors (0.0%)
3,480	Spartannash Co.	86
	Food Retail (0.0%)
15,680	Kroger Co.	343
	Household Products (0.1%)
11,010	Procter & Gamble Co.	1,016
	Hypermarkets & Super Centers (0.1%)
2,900	Costco Wholesale Corp.	454
9,810	Wal-Mart Stores, Inc.	766
		1,220
	Packaged Foods & Meat (0.2%)
13,560	ConAgra Foods, Inc.	440
4,650	Hershey Co.	488
4,240	J.M. Smucker Co.	444
1,770	Lancaster Colony Corp.	206
2,100	Sanderson Farms, Inc.	310
7,300	Tyson Foods, Inc. "A"	462
		2,350
	Personal Products (0.0%)
4,470	USANA Health Sciences, Inc.*	265
	Soft Drinks (0.1%)
9,690	Coca-Cola Co.	441
3,380	Dr. Pepper Snapple Group, Inc.	308
7,310	PepsiCo, Inc.	846
		1,595
	Tobacco (0.1%)
2,870	Altria Group, Inc.	182
4,770	Philip Morris International, Inc.	558
		740
	Total Consumer Staples	9,645
	Energy (0.6%)
	Integrated Oil & Gas (0.1%)
5,630	Chevron Corp.	606
	Oil & Gas Drilling (0.0%)
18,020	Rowan Companies plc "A"*	176
	Oil & Gas Equipment & Services (0.0%)
2,480	Dril-Quip, Inc.*	93
	Oil & Gas Exploration & Production (0.1%)
21,800	California Resources Corp.*(a)	170
71,150	Denbury Resources, Inc.*	75

3 | USAA Cornerstone Moderate Fund

Number		Market
		Value
of Shares	Security	(000)
19,030	Devon Energy Corp.	$598
13,760	Murphy Oil Corp.	312
5,920	WPX Energy, Inc.*	59
		1,214
	Oil & Gas Refining & Marketing (0.3%)
5,840	Andeavor	585
11,090	HollyFrontier Corp.	347
9,680	Marathon Petroleum Corp.	508
9,210	PBF Energy, Inc. "A"(a)	218
6,000	Phillips 66	503
1,760	REX American Resources Corp.*	152
10,130	Valero Energy Corp.	690
		3,003
	Oil & Gas Storage & Transportation (0.1%)
9,140	Cheniere Energy, Inc.*	391
20,970	Kinder Morgan, Inc.	405
18,490	Plains Group Holdings, LP "A"	416
14,240	Williams Companies, Inc.	423
		1,635
	Total Energy	6,727
	Financials (1.7%)
	Asset Management & Custody Banks (0.1%)
12,350	Franklin Resources, Inc.	534
13,450	Waddell & Reed Financial, Inc. "A"	250
		784
	Consumer Finance (0.2%)
4,350	American Express Co.	374
5,050	Capital One Financial Corp.	402
10,360	Discover Financial Services	611
2,860	Encore Capital Group, Inc.*	115
16,120	Enova International, Inc.*	192
11,970	SLM Corp.*	122
12,092	Synchrony Financial	372
1,360	World Acceptance Corp.*	102
		2,290
	Diversified Banks (0.2%)
17,950	Bank of America Corp.	429
15,863	Citigroup, Inc.	1,079
5,580	U.S. Bancorp	286
		1,794
	Insurance Brokers (0.0%)
3,490	Aon plc	486
	Investment Banking & Brokerage (0.1%)
7,240	E*Trade Financial Corp.*	297
13,700	Greenhill & Co., Inc.	206
8,080	Morgan Stanley	368
2,440	Raymond James Financial, Inc.	191
		1,062
	Life & Health Insurance (0.1%)
6,700	Athene Holding Ltd. "A"*	358
1,880	Primerica, Inc.	144
5,200	Principal Financial Group, Inc.	325
4,620	Prudential Financial, Inc.	472
9,460	Unum Group	456
		1,755

Portfolio of Investments | 4

Number		Market
		Value
of Shares	Security	(000)
	Multi-Line Insurance (0.0%)
3,770	American Financial Group, Inc.	$384
	Multi-Sector Holdings (0.0%)
2,160	Berkshire Hathaway, Inc. "B"*	391
	Property & Casualty Insurance (0.2%)
3,260	Allstate Corp.	295
4,820	Employers Holdings, Inc.	203
6,320	First American Financial Corp.	310
14,460	Old Republic International Corp.	276
9,410	Progressive Corp.	438
4,790	W.R. Berkley Corp.	319
		1,841
	Regional Banks (0.5%)
3,020	Bank of Hawaii Corp.	236
9,510	BB&T Corp.	438
15,070	Citizens Financial Group, Inc.	499
3,330	Comerica, Inc.	227
13,610	East West Bancorp, Inc.	754
18,900	Fifth Third Bancorp	494
7,860	First Financial Bancorp	188
12,880	KeyCorp	222
3,330	M&T Bank Corp.	492
5,290	PNC Financial Services Group, Inc.	664
31,330	Regions Financial Corp.	442
3,100	SVB Financial Group*	525
11,700	TCF Financial Corp.	182
		5,363
	Reinsurance (0.1%)
1,690	Everest Re Group Ltd.	427
11,430	Maiden Holdings Ltd.	83
5,470	Reinsurance Group of America, Inc.	735
		1,245
	Thrifts & Mortgage Finance (0.2%)
10,290	BofI Holding, Inc.*(a)	273
3,630	Farmer Mac "C"	247
7,160	Homestreet, Inc.*	181
2,480	Meta Financial Group, Inc.	174
13,140	Nationstar Mortgage Holdings, Inc.*	226
23,660	NMI Holdings, Inc. "A"*	257
9,340	Provident Financial Services, Inc.	232
17,850	Radian Group, Inc.	312
3,560	Walker & Dunlop, Inc.*	172
7,590	Washington Federal, Inc.	237
		2,311
	Total Financials	19,706
	Health Care (1.5%)
	Biotechnology (0.3%)
6,200	Amgen, Inc.	1,102
2,140	Biogen, Inc.*	677
2,360	Eagle Pharmaceuticals, Inc.*	129
9,250	Gilead Sciences, Inc.	774
7,790	Myriad Genetics, Inc.*	238
4,270	United Therapeutics Corp.*	559
		3,479
	Health Care Distributors (0.0%)
2,920	AmerisourceBergen Corp.	235

5 | USAA Cornerstone Moderate Fund

Number		Market
		Value
of Shares	Security	(000)
4,170	Cardinal Health, Inc.	$281
		516
	Health Care Equipment (0.2%)
5,750	Baxter International, Inc.	357
1,670	C.R. Bard, Inc.	536
6,140	Globus Medical, Inc. "A"*	185
2,220	IDEXX Laboratories, Inc.*	345
570	Intuitive Surgical, Inc.*	573
2,680	Masimo Corp.*	226
2,740	Stryker Corp.	387
		2,609
	Health Care Facilities (0.1%)
3,740	HCA Healthcare, Inc.*	294
5,130	HealthSouth Corp.	235
10,540	Select Medical Holdings Corp.*	196
3,390	Universal Health Services, Inc. "B"	366
		1,091
	Health Care Services (0.2%)
3,180	AMN Healthcare Services, Inc.*	119
1,340	Chemed Corp.	264
4,520	DaVita, Inc.*	265
5,230	Express Scripts Holding Co.*	329
8,080	MEDNAX, Inc.*	362
3,130	Quest Diagnostics, Inc.	339
		1,678
	Health Care Supplies (0.1%)
2,290	Align Technology, Inc.*	405
1,440	Cooper Companies, Inc.	361
		766
	Health Care Technology (0.0%)
5,330	Veeva Systems, Inc. "A"*	317
	Life Sciences Tools & Services (0.1%)
3,490	Cambrex Corp.*	182
3,580	INC Research Holdings, Inc. "A"*	210
1,120	Mettler-Toledo International, Inc.*	678
		1,070
	Managed Health Care (0.2%)
3,300	Anthem, Inc.	647
3,260	Centene Corp.*	290
1,870	Cigna Corp.	340
1,360	Humana, Inc.	350
4,440	UnitedHealth Group, Inc.	883
		2,510
	Pharmaceuticals (0.3%)
14,870	Corcept Therapeutics, Inc.*	248
5,040	Johnson & Johnson	667
9,020	Mallinckrodt plc*	371
11,380	Mylan N.V.*	358
24,030	Pfizer, Inc.	815
4,840	Phibro Animal Health Corp. "A"	172
18,460	Sucampo Pharmaceuticals, Inc. "A"*(a)	217
3,580	Supernus Pharmaceuticals, Inc.*	164
		3,012
	Total Health Care	17,048

Portfolio of Investments | 6

Number	Market
Value
of Shares Security	(000)

Industrials (1.2%)

Aerospace & Defense (0.2%)

2,790	Boeing Co.	$669
1,050	General Dynamics Corp.	211
2,110	Huntington Ingalls Industries, Inc.	452
1,980	L3 Technologies, Inc.	359
540	Lockheed Martin Corp.	165
2,320	Moog, Inc. "A"*	178
1,780	Teledyne Technologies, Inc.*	267
6,290	Textron, Inc.	309
		2,610
	Agricultural & Farm Machinery (0.0%)
2,270	Deere & Co.	263
	Airlines (0.1%)
7,890	Delta Air Lines, Inc.	372
7,940	JetBlue Airways Corp.*	157
3,730	SkyWest, Inc.	130
5,970	United Continental Holdings, Inc.*	370
		1,029
	Building Products (0.0%)
14,850	NCI Building Systems, Inc.*	249
	Commercial Printing (0.0%)
3,000	Deluxe Corp.	208
5,548	LSC Communications, Inc.	89
		297
	Construction & Engineering (0.1%)
3,420	EMCOR Group, Inc.	226
7,210	Fluor Corp.	278
6,030	Jacobs Engineering Group, Inc.	329
8,390	KBR, Inc.	136
		969
	Construction Machinery & Heavy Trucks (0.1%)
2,490	Cummins, Inc.	397
2,470	Greenbrier Companies, Inc.	106
6,260	PACCAR, Inc.	415
6,600	Wabash National Corp.	139
		1,057
	Diversified Support Services (0.1%)
8,940	Copart, Inc.*	292
4,380	Viad Corp.	241
		533
	Electrical Components & Equipment (0.1%)
10,550	Atkore International Group, Inc.*	176
4,630	Eaton Corp. plc	332
2,070	EnerSys	133
2,440	Regal-Beloit Corp.	184
2,670	Rockwell Automation, Inc.	438
		1,263
	Environmental & Facilities Services (0.1%)
10,130	Republic Services, Inc.	661
	Human Resource & Employment Services (0.1%)
5,660	ManpowerGroup, Inc.	631

7 | USAA Cornerstone Moderate Fund

Number		Market
		Value
of Shares	Security	(000)
	Industrial Conglomerates (0.0%)
1,030	3M Co.	$211
1,080	Roper Technologies, Inc.	249
		460
	Industrial Machinery (0.2%)
4,070	Barnes Group, Inc.	254
2,750	Crane Co.	204
3,950	Illinois Tool Works, Inc.	543
3,010	Ingersoll-Rand plc	257
1,470	Nordson Corp.	161
2,500	Stanley Black & Decker, Inc.	360
		1,779
	Office Services & Supplies (0.0%)
5,680	Herman Miller, Inc.	191
	Railroads (0.0%)
7,980	CSX Corp.	401
	Research & Consulting Services (0.0%)
9,030	Navigant Consulting, Inc.*	138
	Trading Companies & Distributors (0.1%)
2,820	GATX Corp.	171
3,660	United Rentals, Inc.*	432
2,060	W.W. Grainger, Inc.	335
		938
	Trucking (0.0%)
2,270	Old Dominion Freight Line, Inc.	227
	Total Industrials	13,696
	Information Technology (2.3%)
	Application Software (0.1%)
3,360	Adobe Systems, Inc.*	521
9,910	Citrix Systems, Inc.*	775
2,940	Intuit, Inc.	416
		1,712
	Communications Equipment (0.2%)
1,550	Arista Networks, Inc.*	273
18,016	Cisco Systems, Inc.	580
8,960	Commscope Holding Co., Inc.*	296
2,660	F5 Networks, Inc.*	318
1,880	InterDigital, Inc.	134
13,530	Juniper Networks, Inc.	375
3,180	Plantronics, Inc.	136
		2,112
	Data Processing & Outsourced Services (0.3%)
5,930	Automatic Data Processing, Inc.	631
9,650	Convergys Corp.	227
4,850	CSG Systems International, Inc.	188
5,530	Fiserv, Inc.*	684
7,520	MasterCard, Inc. "A"	1,003
2,850	MAXIMUS, Inc.	173
		2,906
	Electronic Components (0.1%)
8,210	Amphenol Corp. "A"	665
9,920	Corning, Inc.	285
		950

Portfolio of Investments | 8

Number		Market
		Value
of Shares	Security	(000)
	Electronic Equipment & Instruments (0.0%)
5,100	Keysight Technologies, Inc.*	$208
	Electronic Manufacturing Services (0.1%)
6,870	Benchmark Electronics, Inc.*	223
6,690	Jabil Circuit, Inc.	210
3,730	Sanmina Corp.*	140
		573
	Internet Software & Services (0.1%)
8,710	Akamai Technologies, Inc.*	410
12,640	eBay, Inc.*	457
5,040	VeriSign, Inc.*	523
		1,390
	IT Consulting & Other Services (0.3%)
7,790	Accenture plc "A"	1,019
1,420	CACI International, Inc. "A"*	184
7,270	Cognizant Technology Solutions Corp. "A"	514
13,190	Hackett Group, Inc.	180
4,800	International Business Machines Corp.	687
13,840	Leidos Holdings, Inc.	807
2,180	Science Applications International Corp.	161
8,260	Teradata Corp.*	264
		3,816
	Semiconductor Equipment (0.2%)
3,590	Advanced Energy Industries, Inc.*	264
6,860	Applied Materials, Inc.	310
3,090	Cabot Microelectronics Corp.	221
4,700	KLA-Tencor Corp.	440
3,220	Lam Research Corp.	535
7,050	Teradyne, Inc.	251
4,560	Xperi Corp.	124
		2,145
	Semiconductors (0.3%)
1,550	Broadcom Ltd.	391
3,200	Cirrus Logic, Inc.*	185
12,980	Intel Corp.	455
4,140	Microchip Technology, Inc.	359
16,220	Micron Technology, Inc.*	519
2,030	NVIDIA Corp.	344
6,480	QUALCOMM, Inc.	339
3,430	Texas Instruments, Inc.	284
		2,876
	Systems Software (0.2%)
16,230	CA, Inc.	539
14,050	Microsoft Corp.	1,051
14,650	Oracle Corp.	737
4,990	VMware, Inc. "A"*(a)	539
		2,866
	Technology Distributors (0.2%)
8,790	Arrow Electronics, Inc.*	698
5,450	Avnet, Inc.	210
8,490	CDW Corp.	539
2,660	ePlus, Inc.*	223
3,220	Insight Enterprises, Inc.*	129
1,740	Tech Data Corp.*	192
		1,991

9 | USAA Cornerstone Moderate Fund

Number		Market
		Value
of Shares	Security	(000)
	Technology Hardware, Storage, & Peripherals (0.2%)
8,370	Apple, Inc.	$1,373
25,590	Hewlett Packard Enterprise Co.	462
8,540	Seagate Technology plc	269
3,060	Western Digital Corp.	270
15,160	Xerox Corp.	489
		2,863
	Total Information Technology	26,408
	Materials (0.4%)
	Commodity Chemicals (0.0%)
3,650	Trinseo S.A.	244
	Diversified Chemicals (0.1%)
11,600	Dow Chemical Co.	773
8,620	E.I. du Pont de Nemours & Co.	724
		1,497
	Metal & Glass Containers (0.1%)
8,410	Crown Holdings, Inc.*	496
	Paper Packaging (0.0%)
5,570	Sonoco Products Co.	269
	Paper Products (0.1%)
3,280	Neenah Paper, Inc.	253
4,740	Schweitzer-Mauduit International, Inc.	180
		433
	Specialty Chemicals (0.1%)
3,950	Celanese Corp. "A"	383
2,690	Innospec, Inc.	149
4,500	Kraton Corp.*	148
1,810	Minerals Technologies, Inc.	116
5,620	Rayonier Advanced Materials, Inc.(a)	77
2,190	Stepan Co.	170
		1,043
	Steel (0.0%)
19,360	SunCoke Energy, Inc.*	180
2,920	Worthington Industries, Inc.	146
		326
	Total Materials	4,308
	Real Estate (0.3%)
	Real Estate Services (0.1%)
17,220	CBRE Group, Inc. "A"*	621
11,470	HFF, Inc. "A"	437
		1,058
	REITs - Health Care (0.0%)
13,320	Sabra Health Care REIT, Inc.	291
	REITs - Hotel & Resort (0.0%)
16,350	RLJ Lodging Trust	330
	REITs - Retail (0.1%)
41,550	Brixmor Property Group, Inc.	778
	REITs - Specialized (0.1%)
8,010	American Tower Corp.	1,186
	Total Real Estate	3,643

Portfolio of Investments | 10

Number	Market
Value
of Shares Security	(000)

Telecommunication Services (0.2%)

Alternative Carriers (0.0%)

6,640	Level 3 Communications, Inc.*	$361
	Integrated Telecommunication Services (0.1%)
19,170	AT&T, Inc.	718
13,530	CenturyLink, Inc.(a)	267
11,720	Verizon Communications, Inc.	562
		1,547
	Wireless Telecommunication Services (0.1%)
10,340	T-Mobile US, Inc.*	669
	Total Telecommunication Services	2,577
	Utilities (0.3%)
	Electric Utilities (0.1%)
9,400	Hawaiian Electric Industries, Inc.	314
17,300	Spark Energy, Inc. "A"(a)	274
		588
	Gas Utilities (0.0%)
8,940	UGI Corp.	442
	Multi-Utilities (0.2%)
27,650	Ameren Corp.	1,659
33,020	CenterPoint Energy, Inc.	978
		2,637
	Total Utilities	3,667
	Total Common Stocks (cost: $117,358)	123,940
	PREFERRED STOCKS (1.5%)
	Consumer Staples (0.7%)
	Agricultural Products (0.7%)
161,682	CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual(b)	4,760
28,000	Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b),(c)	2,951
		7,711
	Total Consumer Staples	7,711
	Energy (0.3%)
	Oil & Gas Exploration & Production (0.3%)
4,900	Chesapeake Energy Corp., 5.75%, perpetual(b),(c)	2,882
	Financials (0.3%)
	Life & Health Insurance (0.3%)
167,198	Delphi Financial Group, Inc., 4.51%, cumulative redeemable(b)	3,480
	Reinsurance (0.0%)
1,500	American Overseas Group Ltd., 4.80%, non-cumulative*(d),(e)	375
	Total Financials	3,855
	Telecommunication Services (0.2%)
	Integrated Telecommunication Services (0.2%)
112,000	Qwest Corp., 6.50%	2,842
	Total Preferred Stocks (cost: $18,548)	17,290

11 | USAA Cornerstone Moderate Fund

Number	Market
Value
of Shares Security	(000)

EXCHANGE-TRADED FUNDS (6.9%)

90,500	Consumer Discretionary Select Sector SPDR Fund	$8,114
148,800	Consumer Staples Select Sector SPDR(a)	8,141
103,500	Health Care Select Sector SPDR Fund	8,414
78,700	iShares Core S&P 500 ETF	19,607
142,200	Technology Select Sector SPDR	8,366
78,260	Vanguard S&P 500 ETF	17,788
71,680	Vanguard Total Stock Market ETF	9,102
	Total Exchange-Traded Funds (cost: $73,218)	79,532
	Total U.S. Equity Securities (cost: $209,124)	220,762
	INTERNATIONAL EQUITY SECURITIES (22.3%)
	COMMON STOCKS (0.1%)
	Consumer Staples (0.0%)
	Tobacco (0.0%)
1,430	British American Tobacco plc ADR	89
	Information Technology (0.1%)
	Electronic Manufacturing Services (0.1%)
4,460	TE Connectivity Ltd.	355
	Total Common Stocks (cost: $463)	444
	EXCHANGE-TRADED FUNDS (22.2%)
457,860	iShares Core MSCI EAFE ETF	28,694
612,500	iShares Core MSCI Emerging Markets ETF	33,081
58,100	iShares Currency Hedged MSCI EAFE ETF(a)	1,633
274,500	iShares Edge MSCI Min Vol EAFE ETF	19,520
167,400	iShares Edge MSCI Min Vol Emerging Markets ETF	9,733
224,400	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	9,663
597,600	PowerShares FTSE RAFI Emerging Markets Portfolio	13,087
179,200	Schwab Fundamental Emerging Markets Large Co. Index ETF	5,164
1,317,900	Schwab Fundamental International Large Co. Index ETF	38,193
231,700	Schwab Fundamental International Small Co. Index ETF(a)	7,878
34,497	SPDR S&P Emerging Markets Small Cap ETF	1,712
116,850	Vanguard FTSE All-World ex-US ETF	6,082
813,000	Vanguard FTSE Developed Markets ETF	34,569
290,830	Vanguard FTSE Emerging Markets ETF	12,884
224,100	Vanguard FTSE Europe ETF	12,715
59,797	WisdomTree Emerging Markets SmallCap Dividend Fund(a)	2,941
223,351	WisdomTree India Earnings Fund	5,870
211,760	WisdomTree Japan Hedged Equity Fund	11,024
	Total Exchange-Traded Funds (cost: $225,552)	254,443
	Total International Equity Securities (cost: $226,015)	254,887

PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.1%)

GOLD (0.0%)

North American Gold Companies (0.0%)

110,164 Hycroft Mining Corp.*(d),(e) (cost: $3,919)	55

Portfolio of Investments | 12

Number	Market
Value
of Shares Security	(000)

EXCHANGE-TRADED FUNDS (1.1%)

65,300	First Trust Global Tactical Commodity Strategy Fund*(a)	$1,330
69,416	iShares Silver Trust*	1,156
114,500	PowerShares DB Commodity Index Tracking Fund*	1,729
114,300	United States Commodity Index Fund*	4,638
81,400	VanEck Vectors Gold Miners ETF	2,012
47,200	VanEck Vectors Junior Gold Miners ETF	1,703
	Total Exchange-Traded Funds (cost: $13,571)	12,568
	Total Precious Metals and Commodity-Related Securities (cost: $17,490)	12,623

GLOBAL REAL ESTATE EQUITY SECURITIES (0.6%)

PREFERRED STOCKS (0.1%)

REITs - Mortgage (0.1%)

24,000 Arbor Realty Trust, Inc., 7.38%(b) (cost: $600)	608

EXCHANGE-TRADED FUNDS (0.5%)

69,100	Vanguard REIT ETF (cost: $5,672)	5,807
	Total Global Real Estate Equity Securities (cost: $6,272)	6,415
Principal
Amount	Coupon
(000)	Rate	Maturity

BONDS (51.7%)

CORPORATE OBLIGATIONS (6.8%)

Consumer Discretionary (0.4%)

Department Stores (0.1%)

$1,592	Neiman Marcus Group Ltd., LLC (f)	4.48%	10/25/2020	1,180
	Specialty Stores (0.3%)
2,895	Academy Sports (g),(f)	5.24	7/01/2022	1,960
2,050	Guitar Center, Inc. (a),(c)	6.50	4/15/2019	1,804
				3,764
	Total Consumer Discretionary			4,944
	Consumer Staples (0.1%)
	Food Retail (0.1%)
1,200	BI-LO, LLC & BI-LO Finance Corp. (a),(c)	9.25	2/15/2019	1,041
	Energy (1.0%)
	Oil & Gas Drilling (0.0%)
1,407	Schahin II Finance Co. SPV Ltd. (c),(h)	5.88	9/25/2023	155
	Oil & Gas Storage & Transportation (1.0%)
2,950	Enbridge Energy Partners, LP	7.38	10/15/2045	3,835
1,900	Energy Transfer Partners, LP, 3 mo. USD LIBOR
	+ 3.0175%(b)	4.33 (i)	11/01/2066	1,720
2,500	Enterprise TE Partners, 3 mo. USD LIBOR +
	2.7775%(b)	3.98 (i)	6/01/2067	2,462
800	Martin Midstream Partners, LP & Martin
	Midstream Finance Corp. (b)	7.25	2/15/2021	820

13 | USAA Cornerstone Moderate Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,000	Southern Union Co., 3 mo. USD LIBOR +
	3.0175%(j)	4.33%(i)	11/01/2066	$865
1,400	Tallgrass Energy Partners, LP & Tallgrass Energy
	Finance Corp. (c)	5.50	9/15/2024	1,407
				11,109
	Total Energy			11,264

Financials (4.8%)

Asset Management & Custody Banks (0.7%)

1,600	Ares Capital Corp.	3.63	1/19/2022	1,625
6,000	Prospect Capital Corp. (b)	5.00	7/15/2019	6,197
				7,822
	Life & Health Insurance (0.4%)
2,800	Prudential Financial, Inc. (b)	5.63	6/15/2043	3,034
1,885	StanCorp Financial Group, Inc., 3 mo. USD
	LIBOR + 2.51%(b)	3.71 (i)	6/01/2067	1,758
				4,792
	Multi-Line Insurance (0.5%)
5,670	Nationwide Mutual Insurance Co., 3 mo. USD
	LIBOR + 2.29%(b),(c)	3.54 (i)	12/15/2024	5,679
	Multi-Sector Holdings (0.3%)
3,000	BNSF Funding Trust I (b)	6.61	12/15/2055	3,457
	Property & Casualty Insurance (1.2%)
3,200	Allstate Corp. (b)	5.75	8/15/2053	3,520
5,800	AmTrust Financial Services, Inc. (a)	6.13	8/15/2023	5,872
2,575	HSB Group, Inc., 3 mo. USD LIBOR + 0.91%(b)	2.21 (i)	7/15/2027	2,268
2,200	Oil Insurance Ltd., 3 mo. USD LIBOR +
	2.982%(b),(c)	4.28 (i)	-(k)	2,118
				13,778
	Regional Banks (1.7%)
1,000	Allfirst Preferred Capital Trust, 3 mo. USD
	LIBOR + 1.5%(b)	2.80 (i)	7/15/2029	978
600	Compass Bank (b)	6.40	10/01/2017	602
2,000	Compass Bank	3.88	4/10/2025	2,012
4,000	Cullen/Frost Capital Trust II, 3 mo. USD
	LIBOR + 1.55%(b)	2.75 (i)	3/01/2034	3,562
2,850	First Maryland Capital Trust I, 3 mo. USD
	LIBOR + 1%(b)	2.30 (i)	1/15/2027	2,690
2,000	Huntington Capital Trust II "B", 3 mo. USD
	LIBOR + 0.625%(b)	1.87 (i)	6/15/2028	1,789
2,000	Manufacturers & Traders Trust Co., 3 mo. USD
	LIBOR + 0.64%(b)	1.84 (i)	12/01/2021	1,985
6,000	SunTrust Capital I, 3 mo. USD LIBOR +
	0.67%(b)	1.99 (i)	5/15/2027	5,655
				19,273
	Total Financials			54,801
	Industrials (0.1%)
	Airlines (0.0%)
322	America West Airlines, Inc. Pass-Through Trust
	(INS)(b)	7.93	7/02/2020	335
	Electrical Components & Equipment (0.1%)
500	Artesyn Embedded Technologies, Inc. (b),(c)	9.75	10/15/2020	494
	Total Industrials			829

Portfolio of Investments | 14

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Real Estate (0.1%)

Real Estate Development (0.0%)

$630	Crescent Communities, LLC & Crescent
	Ventures, Inc. (c)	8.88%	10/15/2021	$668
	REITs - Health Care (0.1%)
1,000	Sabra Health Care, LP	5.13	8/15/2026	1,029
	Total Real Estate			1,697
	Utilities (0.3%)
	Electric Utilities (0.2%)
2,150	NextEra Energy Capital Holdings, Inc., 3 mo.
	USD LIBOR + 3.348%(b)	7.30 (i)	9/01/2067	2,166
	Multi-Utilities (0.1%)
1,300	WEC Energy Group, Inc., 3 mo. USD LIBOR +
	2.1125%(b)	3.43 (i)	5/15/2067	1,264
	Total Utilities			3,430
	Total Corporate Obligations (cost: $74,157)			78,006
	CONVERTIBLE SECURITIES (0.2%)
	Materials (0.2%)
	Gold (0.2%)
306	Hycroft Mining Corp. (d),(e),(l)	15.00(s)	10/22/2020	574
2,500	Pretium Resources, Inc. (c)	2.25	3/15/2022	2,266
				2,840
	Total Materials			2,840
	Total Convertible Securities (cost: $2,711)			2,840
	EURODOLLAR AND YANKEE OBLIGATIONS (0.6%)
	Energy (0.1%)
	Oil & Gas Storage & Transportation (0.1%)
600	TransCanada Trust	5.63	5/20/2075	638
	Financials (0.3%)
	Property & Casualty Insurance (0.3%)
3,430	QBE Capital Funding III Ltd. (b),(c)	7.25	5/24/2041	3,854
	Materials (0.2%)
	Gold (0.2%)
2,285	Newcrest Finance Property Ltd. (b),(c)	4.45	11/15/2021	2,428
	Total Eurodollar and Yankee Obligations (cost: $6,158)			6,920
	ASSET-BACKED SECURITIES (0.5%)
	Financials (0.5%)
	Asset-Backed Financing (0.5%)
1,700	Avis Budget Rental Car Funding AESOP, LLC (c)	2.96	7/20/2020	1,712
933	Avis Budget Rental Car Funding AESOP, LLC (c)	3.75	7/20/2020	940
950	Navient Student Loan Trust, 1 mo. USD LIBOR +
	1.5%	2.73 (i)	8/25/2050	929

15 | USAA Cornerstone Moderate Fund

Principal					Market
Amount		Coupon			Value
(000)	Security		Rate	Maturity	(000)
$2,000	SLC Student Loan Trust, 3 mo. USD LIBOR +
	0.45%(b)	1.75%(i)		7/15/2036	$1,826
460	SLM Student Loan Trust, 3 mo. USD LIBOR +
	0.55%(b)	1.86(i)		10/25/2065	440
					5,847
	Total Financials				5,847
	Total Asset-Backed Securities (cost: $5,372)				5,847
	COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)
	Financials (0.3%)
277	Sequoia Mortgage Trust, 1 mo. USD LIBOR +
	0.9%(b)	2.13	(i)	9/20/2033	269
2,543	Structured Asset Mortgage Investments, Inc., 1
	mo. USD LIBOR + 0.5%(b)	1.73	(i)	7/19/2035	2,359
311	Wells Fargo Mortgage Backed Securities Trust
	(b)	3.00	(i), (u)	4/25/2035	294
	Total Financials				2,922
	Total Collateralized Mortgage Obligations (cost: $3,023)				2,922
	COMMERCIAL MORTGAGE SECURITIES (2.7%)
	Financials (2.7%)
	Commercial Mortgage-Backed Securities (2.4%)
878	Banc of America Commercial Mortgage, Inc. (b)	5.00		11/10/2042	882
2,547	Banc of America Commercial Mortgage, Inc. (b)	5.00		7/10/2044	1,840
4,000	Banc of America Commercial Mortgage, Inc. (b)	6.53		2/10/2051	4,018
3,652	Bear Stearns Commercial Mortgage Securities,
	Inc. (b),(c)	5.66		9/11/2041	3,677
400	Citigroup Commercial Mortgage Trust (b)	6.00		12/10/2049	240
2,818	Commercial Mortgage Loan Trust (b)	6.37		12/10/2049	1,778
505	Commercial Mortgage Trust (b)	5.38		12/10/2046	512
4,860	Credit Suisse Commercial Mortgage Pass-
	Through Trust (b)	1.42		2/15/2040	4,577
4,200	FREMF Mortgage Trust (c)	3.56		8/25/2045	4,302
275	GE Capital Commercial Mortgage Corp. (b)	5.61		12/10/2049	277
236	GMAC Commercial Mortgage Securities, Inc. (b)	4.97		12/10/2041	238
500	GMAC Commercial Mortgage Securities, Inc. (b)	4.98		12/10/2041	512
399	GMAC Commercial Mortgage Securities, Inc. (b)	4.81		5/10/2043	331
1,685	J.P. Morgan Chase Commercial Mortgage
	Securities Corp. (b)	5.37		5/15/2047	1,683
1,500	ML-CFC Commercial Mortgage Trust (b)	6.03		8/12/2049	1,498
460	ML-CFC Commercial Mortgage Trust (b)	5.86		9/12/2049	460
800	Morgan Stanley Capital I Trust (b)	5.61		3/12/2044	795
					27,620
	Interest-Only Commercial Mortgage-Backed Securities (0.3%)
15,327	CSAIL Commercial Mortgage Trust (d)	1.00		1/15/2049	1,694
13,048	UBS Commercial Mortgage Trust (c),(d)	2.00		5/10/2045	1,024
					2,718
	Total Financials				30,338
	Total Commercial Mortgage Securities (cost: $31,938)				30,338
	U.S. GOVERNMENT AGENCY ISSUES (11.6%)(m)
	Commercial Mortgage-Backed Securities (1.1%)
2,250	Fannie Mae (+)	2.15		1/25/2023	2,248
5,000	Freddie Mac (+)	3.51		4/25/2030	5,358

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$5,200	Freddie Mac (+)	3.33%	5/25/2025	$5,539
				13,145
	Mortgage-Backed Pass-Through Securities (10.5%)
3,654	Fannie Mae (+)	4.00	11/01/2045	3,863
8,300	Freddie Mac (+)	3.00	12/25/2025	8,622
8,472	Freddie Mac (+)	3.00	4/01/2046	8,576
11,903	Freddie Mac (+)	3.00	6/01/2046	12,050
9,320	Freddie Mac (+)	3.00	8/01/2046	9,435
16,523	Freddie Mac (+)	3.00	1/01/2047	16,727
17,568	Freddie Mac (+)	3.00	3/01/2047	17,785
22,586	Freddie Mac (+)	3.00	4/01/2047	22,865
9,972	Freddie Mac (+)	3.00	8/01/2047	10,095
9,673	Freddie Mac (+)	3.50	4/01/2046	10,035
				120,053
	Total U.S. Government Agency Issues (cost: $131,823)			133,198

U.S. TREASURY SECURITIES (16.7%)

Bonds (8.6%)(t)

250	3.18%, 8/15/2044 (STRIPS Principal) (n)	118
44,100	3.13%, 8/15/2044 (b)	47,743
6,000	3.00%, 11/15/2044	6,346
38,200	3.00%, 5/15/2045	40,362
4,000	3.00%, 5/15/2047	4,227
		98,796
	Inflation-Indexed Notes (1.0%)
11,369	0.13%, 4/15/2021	11,424
	Notes (7.1%)(t)
28,500	1.13%, 2/28/2021 (o)	28,113
17,000	1.63%, 4/30/2023	16,830
2,000	2.25%, 11/15/2024	2,038
5,000	2.25%, 11/15/2025	5,078
25,000	1.63%, 2/15/2026	24,149
5,000	2.25%, 2/15/2027	5,056
		81,264
	Total U.S. Treasury Securities (cost: $184,787)	191,484
Number
of Shares
	EXCHANGE-TRADED FUNDS (12.3%)
62,400	iShares 1-3 Year Credit Bond ETF(a)	6,588
135,620	iShares Core U.S. Aggregate Bond ETF	14,979
119,400	PowerShares Fundamental High Yield Corporate Bond Portfolio	2,270
297,800	Vanguard Mortgage-Backed Securities ETF	15,796
273,400	Vanguard Short-Term Bond ETF	21,921
792,700	Vanguard Short-Term Corporate Bond ETF	63,709
183,800	Vanguard Total Bond Market ETF	15,167
	Total Exchange-Traded Funds (cost: $139,325)	140,430
	Total Bonds (cost: $579,295)	591,985

17 | USAA Cornerstone Moderate Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (4.5%)

COMMERCIAL PAPER (4.0%)

Consumer Discretionary (0.3%)

Automotive Retail (0.3%)

$ 3,510 Autozone, Inc. (c),(p)1.35%9/21/2017 $ 3,507

Energy (0.4%)

Oil & Gas Drilling (0.4%)

4,500 Nabors Industries, Inc. (c),(p)	2.00	1/08/2018	4,460

Financials (1.0%)

Asset-Backed Financing (1.0%)

3,000	Liberty Street Funding, LLC (c),(p)	1.18	9/12/2017	2,999
4,000	LMA Americas, LLC (c),(p)	1.25	9/08/2017	3,999
2,000	Victory Receivables Corp. (c),(p)	1.20	9/19/2017	1,999
2,400	Victory Receivables Corp. (c),(p)	1.21	9/06/2017	2,400
				11,397
	Total Financials			11,397

Information Technology (0.2%)

Electronic Components (0.2%)

2,200 Amphenol Corp. (c),(p)	1.40	9/14/2017	2,199

Materials (0.5%)

Fertilizers & Agricultural Chemicals (0.5%)

4,186	Agrium, Inc. (p)	1.37	9/12/2017	4,184
2,097	Agrium, Inc. (p)	1.40	9/06/2017	2,097
				6,281
	Total Materials			6,281

Utilities (1.6%)

Electric Utilities (0.8%)

4,830	Eversource Energy (c),(p)	1.33	9/11/2017	4,829
3,921	Southern California Edison Co. (c),(p)	1.25	9/07/2017	3,920
				8,749
	Gas Utilities (0.4%)
4,000	Spire, Inc. (c),(p)	1.40	9/05/2017	3,999
1,000	Spire, Inc. (c),(p)	1.40	9/01/2017	1,000
				4,999
	Multi-Utilities (0.4%)
1,053	Centerpoint Energy Resources Corp. (c),(p)	1.34	9/06/2017	1,053
3,574	Sempra Global (c),(p)	1.34	9/12/2017	3,572
				4,625
	Total Utilities			18,373
	Total Commercial Paper (cost: $46,217)			46,217

Portfolio of Investments | 18

Number	Market
Value
of Shares Security	(000)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.5%)

5,245,231 State Street Institutional Treasury Money Market Fund Premier Class, 0.90%(q)
(cost: $5,245)	$5,245
Total Money Market Instruments (cost: $51,462)	51,462

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.6%)

55,763	Federated Government Obligations Fund Institutional Class, 0.88%(q)	56
139,546	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91%(q)	140
17,102,185	Invesco Government & Agency Portfolio Institutional Class, 0.93%(q)	17,102
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
113,576	Class, 0.90%(q)	114
301,520	Western Asset Institutional Government Reserves Institutional Class, 0.91%(q)	301
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $17,713)	17,713
	Total Investments (cost: $1,107,371)	$1,155,847
						Unrealized
Number of		Expiration	Notional		Contract	Appreciation/
						(Depreciation)
Contracts		Date	Amount (000)		Value (000)	(000)
	FUTURES (r)
	LONG FUTURES
	Equity Contracts
472	E-mini S&P 500	9/15/2017	57,364	USD	$58,295	$931
1,076	Euro Stoxx 50	9/15/2017	37,901	EURO	43,859	(1,260)
	Mini MSCI Emerging Market
78	Index	9/15/2017	3,908	USD	4,236	328
62	TOPIX Index	9/07/2017	1,001,932	JPY	9,142	28
					115,532	27
	Total Long Futures				$115,532	$27

19 | USAA Cornerstone Moderate Fund

						Unrealized
Number of		Expiration	Notional		Contract	Appreciation/
						(Depreciation)
Contracts	Security	Date	Amount (000)		Value (000)	(000)
	SHORT FUTURES
	Interest Rate Contracts
(148)	U.S. Treasury Bond	12/19/2017	(22,957)	USD	$(23,102)	$(145)
	Equity Contracts
(15)	E-mini S&P Mid 400	9/15/2017	(2,675)	USD	(2,596)	79
(74)	Russell 2000 Mini	9/15/2017	(5,263)	USD	(5,196)	67
					(7,792)	146
	Total Short Futures				$(30,894)	$1
	Total Futures				$84,638	$28

Portfolio of Investments | 20

($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1		LEVEL 2	LEVEL 3	Total
U.S. Equity Securities:
Common Stocks	$123,940	$	— $	— $	123,940
Preferred Stocks	—		16,915	375	17,290
Exchange-Traded Funds	79,532		—	—	79,532
International Equity Securities:
Common Stocks	444		—	—	444
Exchange-Traded Funds	254,443		—	—	254,443
Precious Metals and Commodity-Related
Securities:
Common Stocks	—		—	55	55
Exchange-Traded Funds	12,568		—	—	12,568
Global Real Estate Equity Securities:
Preferred Stocks	—		608	—	608
Exchange-Traded Funds	5,807		—	—	5,807
Bonds:
Corporate Obligations	—		78,006	—	78,006
Convertible Securities	—		2,266	574	2,840
Eurodollar and Yankee Obligations	—		6,920	—	6,920
Asset-Backed Securities	—		5,847	—	5,847
Collateralized Mortgage Obligations	—		2,922	—	2,922
Commercial Mortgage Securities	—		30,338	—	30,338
U.S. Government Agency Issues	—		133,198	—	133,198
U.S. Treasury Securities	191,366		118	—	191,484
Exchange-Traded Funds	140,430		—	—	140,430
Money Market Instruments:
Commercial Paper	—		46,217	—	46,217
Government & U.S. Treasury Money
Market Funds	5,245		—	—	5,245
Short-Term Investments Purchased with
Cash Collateral from Securities Loaned:
Government & U.S. Treasury Money
Market Funds	17,713		—	—	17,713
Futures(1)	1,433		—	—	1,433
Total	$832,921		$323,355$	1,004	$1,157,280
Liabilities	LEVEL 1		LEVEL 2	LEVEL 3	Total
Futures(1)	$(1,405)	$	—$	—	$(1,405)
Total	$(1,405)	$	—$	—	$(1,405)

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Common Stocks	Preferred Stocks	Convertible Securities
Balance as of May 31, 2017	$143	$300	$574
Purchases	-	-	11
Sales	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Net realized gain (loss) on investments	-	-	-
Change in net unrealized	(88)	75	(11)
appreciation/(depreciation) of investments

Balance as of August 31, 2017	$55	$375	$574

For the period of June 1, 2017, through August 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

21 | USAA Cornerstone Moderate Fund

QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS**

	Fair Value at		Significant
	August 31, 2017	Valuation	Unobservable
Assets	($ in 000's)	Technique(s)	Input(s)	Range
Bonds:
Convertible Securities	$574	Market	Average	$71.49
		Comparables	Value
			Per
			Recoverable
			Ounce(a)
			Comparable	40%
			Discount
			Adjustment(b)

(a)Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

(b)Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

**Quantitative Information table includes certain Level 3 securities using valuation models.

Increases in the earnings before interest, taxes, depreciation, and amortization (EBITDA), revenue multiples, transaction prices, average value per recoverable ounce, or earnings per share will increase the value of the security while an increase in the discount adjustment or a discount for the lack of marketability will decrease the value of the security.

Portfolio of Investments | 22

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, the USAA Cornerstone Moderate Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

23 | USAA Cornerstone Moderate Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

6.Repurchase agreements are valued at cost.

7.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

Notes to Portfolio of Investments | 24

8.Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

10.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

25 | USAA Cornerstone Moderate Fund

The valuation of securities falling in the Level 3 category are primarily supported by a prior tender offer and last quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and/or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates,

Notes to Portfolio of Investments | 26

or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

F.As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2017, were

$67,167,000 and $18,691,000, respectively, resulting in net unrealized appreciation of $48,476,000.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,144,367,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 23.7% of net assets at August 31, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

H.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

27 | USAA Cornerstone Moderate Fund

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Eurodollar and Yankee obligations – Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

Interest-only commercial mortgage-backed securities (CMBS IOs) – Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to

Notes to Portfolio of Investments | 28

period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. Treasury inflation-indexed notes – Designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
STRIPS	Separate trading of registered interest and principal of securities

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS)	Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of August 31, 2017.

(b)The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2017.

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

29 | USAA Cornerstone Moderate Fund

(d)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2017, was $3,722,000, which represented 0.3% of the Fund's net assets.

(e)Security was fair valued at August 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. Security was fair valued at Level 3. The total value of all such securities was $1,004,000, which represented 0.1% of the Fund's net assets.

(f)Senior loan (loan) - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The stated interest rate represents the weighted average interest rate of all contracts within the loan facility. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at August 31, 2017. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(g)At August 31, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $677,000.

(h)At August 31, 2017, the issuer was in default with respect to interest and/or principal payments.

(i)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2017.

(j)At August 31, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(k)Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(l)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(m)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(n)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(o)Securities with a value of $1,973,000 are segregated as collateral for initial margin requirements on open futures contracts.

Notes to Portfolio of Investments | 30

(p)Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(a)(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(a)(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(q)Rate represents the money market fund annualized seven-day yield at August 31, 2017.

(r)The contract value of futures purchased and/or sold as a percentage of net assets is 7.4%.

(s)All of the coupon is PIK.

(t)Rates for the U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(u)Stated interest rates may change slightly over time as underlying mortgages pay down.

*Non-income-producing security.

31 | USAA Cornerstone Moderate Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA EMERGING MARKETS FUND

AUGUST 31, 2017

(Form N-Q)

48054 -1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Emerging Markets Fund

August 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (96.7%)

COMMON STOCKS (95.2%)

Consumer Discretionary (11.7%)

Advertising (0.4%)

35,861	Innocean Worldwide, Inc.	$2,280
845,828	ITE Group plc	1,936
		4,216
	Apparel, Accessories & Luxury Goods (0.7%)
26,624,000	Bosideng International Holdings Ltd.	2,279
645,600	Samsonite International S.A.	2,636
325,000	Shenzhou International Group	2,604
		7,519
	Auto Parts & Equipment (2.0%)
485,000	Global PMX Co. Ltd.	2,756
466,958	Hota Industrial Manufacturing Co. Ltd.	2,182
48,741	Hyundai Mobis Co. Ltd.	10,201
7,110	Mando Corp.	1,510
1,604,000	Nexteer Automotive Group Ltd.	2,665
235,321	Sundram Fasteners Ltd.	1,492
		20,806
	Automobile Manufacturers (2.6%)
4,467,309	Brilliance China Automotive Holdings Ltd.	11,560
2,712,000	Dongfeng Motor Group Co. Ltd. "H"	3,521
72,060	KIA Motors Corp.	2,265
257,426	Tata Motors Ltd. ADR*	7,687
272,419	Tofas T÷�rk Otomobil Fabrikasi A.S.	2,493
		27,526
	Cable & Satellite (0.4%)
321,241	Cyfrowy Polsat S.A.	2,414
1,515,652	Dish TV India Ltd.*	1,874
		4,288
	Consumer Electronics (0.2%)
807,000	Q Technology Group Co. Ltd.(a)	1,877
	Department Stores (0.5%)
2,339,500	Lifestyle China Group Ltd.*	876
1,959,500	Lifestyle International Holdings Ltd.	2,599
18,639,200	Ramayana Lestari Sentosa Tbk PT	1,411
		4,886
	Education Services (2.0%)
560,500	Estacio Participacoes S.A.	4,596
374,100	Kroton Educacional S.A.	2,136
145,849	New Oriental Education & Technology Group, Inc. ADR	11,923

1 | USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)
215,200	Ser Educacional S.A.	$1,995
		20,650
	Footwear (0.1%)
332,000	Yue Yuen Industrial Holdings Ltd.	1,438
	Homebuilding (0.1%)
1,496,390	URBI, Desarrollos Urbanos, S.A. de C.V.*(b)	652
	Hotels, Resorts & Cruise Lines (0.2%)
182,300	CVC Brasil Operadora e Agencia de Viagens S.A.	2,212
	Household Appliances (0.2%)
557,000	Basso Industry Corp.	1,659
	Motorcycle Manufacturers (0.5%)
127,258	Bajaj Auto Ltd.	5,572
	Movies & Entertainment (0.2%)
5,646,000	mm2 Asia Ltd.*(a)	2,082
	Restaurants (0.6%)
646,569	Alsea S.A.B. de C.V.	2,351
931,800	International Meal Co. Alimentacao S.A. "A"	2,975
6,222,600	Shakey's Pizza Asia Ventures, Inc.	1,544
		6,870
	Specialty Stores (0.3%)
782,000	Luk Fook Holdings International Ltd.	2,683
	Textiles (0.7%)
1,806,000	Best Pacific International Holdings Ltd. "H"(a)	1,011
440,324	Himatsingka Seide Ltd.	2,410
735,000	Taiwan Paiho Ltd.	3,081
1,769,000	Weiqiao Textile Co. Ltd. "H"*	938
		7,440
	Total Consumer Discretionary	122,376
	Consumer Staples (4.1%)
	Brewers (0.6%)
999,800	Ambev S.A. ADR	6,259
	Food Retail (1.2%)
300,293	X5 Retail Group N.V. GDR*	12,252
	Household Products (0.5%)
2,448,000	Kimberly-Clark de Mexico S.A. de C.V. "A"	4,811
	Hypermarkets & Super Centers (0.5%)
244,825	Cia Brasileira de Distribuicao*	5,599
	Packaged Foods & Meat (0.6%)
71,036	Adecoagro S.A.*	689
18,060	Binggrae Co. Ltd.	971
798,079	Kwality Ltd.	1,850
1,320,436	Marfrig Global Foods S.A.*	2,991
		6,501
	Personal Products (0.1%)
46,171	CLIO Cosmetics Co. Ltd.	1,388
	Tobacco (0.6%)
63,070	KT&G Corp.	6,404
	Total Consumer Staples	43,214

Portfolio of Investments | 2

Market
Number	Value
of Shares Security	(000)

Energy (5.9%)

Coal & Consumable Fuels (0.9%)

2,843,000	China Shenhua Energy Co. Ltd. "H"	$7,320
897,300	United Tractors Tbk PT	2,038
		9,358
	Integrated Oil & Gas (3.9%)
678,607	Galp Energia SGPS S.A.	11,237
579,622	Gazprom PAO ADR	2,313
727,107	Gazprom PAO ADR	2,901
209,308	Lukoil PJSC ADR	10,522
429,100	Petroleo Brasileiro S.A.*	1,861
585,511	YPF S.A. ADR	11,745
		40,579
	Oil & Gas Exploration & Production (1.1%)
3,329,000	CNOOC Ltd.	3,982
69,862	NovaTek OAO GDR	7,384
		11,366
	Total Energy	61,303
	Financials (24.4%)
	Consumer Finance (0.9%)
608,250	Aeon Credit Service M Berhad(c)	1,779
21,262	Kruk S.A.	2,032
2,313,000	Muangthai Leasing PCL NVDR	2,368
805,051	Unifin Financiera, S.A.P.I. DE C.V., SOFOM, E.N.R.	2,769
		8,948
	Diversified Banks (20.8%)
29,830,653	Agricultural Bank of China Ltd. "H"	14,028
648,371	Akbank T.A.S.	1,941
348,509	Axis Bank Ltd. GDR	13,435
673,723	Banco del Bajio S.A.*(b)	1,394
980,695	Banco do Brasil S.A.	9,564
53,137	Banco Latinoamericano de Exportaciones S.A. "E"	1,433
148,576	Bancolombia S.A. ADR	6,747
521,700	Bangkok Bank Public Co. Ltd. NVDR	2,899
7,247,395	Bank Mandiri (Persero) Tbk PT	7,116
15,618,800	Bank Rakyat Indonesia (Persero) Tbk PT	17,706
253,998	Barclays Africa Group Ltd.	2,897
15,521,000	China Construction Bank Corp. "H"	13,606
806,270	Commercial International Bank GDR	3,685
41,700	Credicorp Ltd.	8,458
54,457	Erste Group Bank AG	2,301
255,570	Grupo Aval Acciones Y Valores ADR	2,298
390,965	Grupo Aval Acciones Y Valores S.A.	175
1,288,000	Grupo Financiero Banorte S.A. "O"	8,789
25,110	Hana Financial Group, Inc.	1,091
2,086,590	ICICI Bank Ltd. ADR	19,551
4,304,900	Jasmine Broadband Internet Infrastructure Fund(d)	1,478
262,500	Kasikornbank PCL NVDR	1,589
890,300	Metropolitan Bank & Trust Co.	1,524
216,175	OTP Bank plc	8,792
242,826	RBL Bank Ltd.	2,066
7,937,236	Sberbank of Russia PJSC(d)	25,163
273,471	Sberbank of Russia PJSC ADR	3,711
197,010	Shinhan Financial Group Co. Ltd.	9,085
417,415	Standard Bank Group Ltd.	5,372
155,880	TBC Bank Group plc	3,398
3,413,594	Turkiye Garanti Bankasi A.S.	10,616

3 | USAA Emerging Markets Fund

		Market
Number		Value
of Shares	Security	(000)
2,076,248	Turkiye Is Bankasi "C"	$4,503
780,785	Turkiye Vakiflar Bankasi T.A.O. "D"	1,628
		218,039

Insurance Brokers (0.2%)

398,841	Wiz Solucoes E Corretagem de Seguros S.A.	2,158
	Investment Banking & Brokerage (0.3%)
1,340,636	JM Financial Ltd.	2,824
	Life & Health Insurance (1.7%)
354,236	Hanwha Life Insurance Co. Ltd.	2,300
2,018,500	Ping An Insurance (Group) Co. of China Ltd. "H"	16,030
		18,330
	Multi-Sector Holdings (0.3%)
3,554,000	First Pacific Co. Ltd.	2,857
	Regional Banks (0.2%)
9,769,700	Bank Tabungan Negara Persero Tbk PT	2,204
	Total Financials	255,360
	Health Care (1.7%)
	Biotechnology (0.4%)
288,570	Biocon Ltd.	1,516
5,326	Hugel, Inc.*	2,739
		4,255
	Health Care Equipment (0.2%)
44,047	Vieworks Co. Ltd.	1,875
	Health Care Facilities (0.2%)
465,564	HealthCare Global Enterprises Ltd.*	1,993
	Health Care Services (0.1%)
1,994,500	Universal Medical Financial & Technical Advisory Services, Co., Ltd.(a),(b)	1,667
	Pharmaceuticals (0.8%)
1,673,000	China Animal Healthcare Ltd.*(d),(e),(g)	111
4,310,000	China Medical System Holdings Ltd.	7,931
		8,042
	Total Health Care	17,832
	Industrials (7.0%)
	Aerospace & Defense (1.0%)
646,444	Aselsan Elektronik Sanayi Ve Ticaret A.S.	5,054
222,265	Embraer S.A. ADR	5,045
		10,099
	Agricultural & Farm Machinery (0.2%)
85,006	Turk Traktor ve Ziraat Makineleri A.S.	2,043
	Airport Services (0.3%)
253,819	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,535
95,566	Grupo Aeroportuario del Sureste S.A.B. de C.V. "B"	1,946
		3,481
	Building Products (0.2%)
285,718	Asian Granito India Ltd.	2,052
	Construction & Engineering (1.3%)
7,621,812	China State Construction International Holdings Ltd.	11,045
622,679	KEC International Ltd.	3,063
		14,108

Portfolio of Investments | 4

Market
Number	Value
of Shares Security	(000)

Construction Machinery & Heavy Trucks (0.1%)

68,916	China Yuchai International Ltd.	$1,264
	Diversified Support Services (0.4%)
1,435,341	Blue Label Telecoms Ltd.	2,040
2,138,800	JMT Network Services PCL NVDR	1,932
		3,972
	Electrical Components & Equipment (0.2%)
3,520,000	Ten Pao Group Holdings Ltd.	1,161
112,921	Vitzrocell Co. Ltd.*(d),(e),(g)	1,016
		2,177
	Highways & Railtracks (0.8%)
1,472,600	CCR S.A.	8,168
	Industrial Conglomerates (1.0%)
157,436	Bidvest Group Ltd.	2,075
332,080	Koc Holding A.S. ADR	8,627
		10,702
	Industrial Machinery (0.3%)
302,940	Hiwin Technologies Corp.	2,685
	Security & Alarm Services (0.1%)
19,490	S-1 Corp.	1,550
	Trucking (1.1%)
593,599	Localiza Rent a Car S.A.	11,230
	Total Industrials	73,531
	Information Technology (28.8%)
	Application Software (0.2%)
124,848	Logo Yazilim Sanayi Ve Ticaret A.S.*	2,089
	Communications Equipment (0.5%)
972,266	Sterlite Technologies Ltd.	3,361
474,115	Wistron NeWeb Corp.	1,427
		4,788
	Data Processing & Outsourced Services (0.9%)
1,127,320	Cielo S.A. ADR(a)	8,049
3,868,500	My E.G. Services Berhad(c)	1,926
		9,975
	Electronic Components (2.2%)
221,000	Elite Material Co. Ltd.	1,113
670,637	Flexium Interconnect, Inc.	2,966
65,406	Largan Precision Co. Ltd.	12,635
1,035,000	SINBON Electronics Co., Ltd.	2,555
533,000	Taiwan Union Technology Corp.	1,302
8,510,000	Tongda Group Holdings Ltd.(a)	2,360
		22,931
	Electronic Equipment & Instruments (0.2%)
56,336	SFA Engineering Corp.	1,891
	Electronic Manufacturing Services (2.3%)
1,024,746	AAC Technologies Holdings, Inc.	18,686
712,092	Hon Hai Precision Industry Co. Ltd. GDR "S"	5,519
		24,205
	Home Entertainment Software (0.7%)
21,325	NCsoft Corp.	7,272

5 | USAA Emerging Markets Fund

Market
Number	Value
of Shares Security	(000)

Internet Software & Services (9.7%)

130,640	Alibaba Group Holding Ltd. ADR*	$22,436
133,261	Baidu, Inc. ADR*	30,390
53,605	NetEase, Inc. ADR	14,787
510,700	Tencent Holdings Ltd.	21,470
421,801	Yandex N.V. "A"*	12,658
		101,741
	IT Consulting & Other Services (1.8%)
3,404,000	Chinasoft International Ltd.	1,809
431,447	HCL Technologies Ltd.	5,771
215,631	Tata Consultancy Services Ltd.	8,426
470,809	Tech Mahindra Ltd.	3,148
		19,154
	Semiconductor Equipment (0.6%)
130,493	Jusung Engineering Co. Ltd.*	1,886
43,892	Koh Young Technology, Inc.	2,374
89,497	Wonik IPS Co. Ltd.*	2,413
		6,673
	Semiconductors (5.9%)
5,360,697	Advanced Semiconductor Engineering, Inc.	6,466
2,076,000	King Yuan Electronics Co. Ltd.	2,012
664,000	Richwave Technology Corp.	2,530
123,000	Silergy Corp.	2,743
137,095	Silicon Motion Technology Corp. ADR(a)	6,253
181,502	SK Hynix, Inc.	11,042
2,066,267	Taiwan Semiconductor Manufacturing Co. Ltd.	14,823
443,600	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,400
		62,269
	Systems Software (0.3%)
64,977	Douzone Bizon Co. Ltd.	1,905
98,937	NIIT Technologies Ltd.*	769
		2,674
	Technology Distributors (0.1%)
166,404	DataTec Ltd.	724
	Technology Hardware, Storage, & Peripherals (3.4%)
312,000	Catcher Technology Co. Ltd.	3,970
15,393	Samsung Electronics Co. Ltd.	31,616
		35,586
	Total Information Technology	301,972
	Materials (3.2%)
	Commodity Chemicals (0.3%)
3,912,500	Eastern Polymer Group NVDR	1,355
1,115,883	Petkim Petrokimya Holding A.S.	2,016
		3,371
	Construction Materials (0.9%)
1,710,500	Anhui Conch Cement Co. Ltd. "H"	6,382
366,505	Cemex S.A.B. de C.V. ADR*	3,412
		9,794
	Diversified Metals & Mining (1.1%)
717,424	First Quantum Minerals Ltd.	8,647
912,500	Grupo Mexico S.A.B. de C.V. "B"	3,011
		11,658

Portfolio of Investments | 6

Market
Number	Value
of Shares Security	(000)

Forest Products (0.2%)

497,758	Century Plyboards (India) Ltd.	$1,967
	Metal & Glass Containers (0.1%)
215,894	Vitro S.A.B. "A"	938
	Specialty Chemicals (0.4%)
178,404	Aarti Industries Ltd.*	2,442
31,879	Hansol Chemical Co. Ltd.	2,183
		4,625
	Steel (0.2%)
5,308	POSCO	1,617
	Total Materials	33,970
	Real Estate (2.1%)
	Real Estate Development (0.0%)
2,290,000	Megaworld Corp.	221
	Real Estate Operating Companies (0.2%)
426,285	BR Malls Participacoes S.A.	1,842
	REITs - Diversified (0.2%)
1,043,739	Fibra Uno Administracion S.A.	1,857
	REITs - Industrial (0.7%)
2,806,815	Macquarie Mexico Real Estate Management S.A de C.V.(a)	3,761
2,171,105	Pla Administradora Industria	3,700
		7,461
	REITs - Residential (1.0%)
12,602,911	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.*	10,729
	Total Real Estate	22,110
	Telecommunication Services (5.6%)
	Alternative Carriers (0.2%)
5,619,000	Citic Telecom International	1,673
	Integrated Telecommunication Services (1.3%)
181,476	02 Czech Republic A.S.	2,276
129,738	Hellenic Telecommunications Organization S.A.	1,652
1,403,500	HKBN Ltd.	1,345
451,329	Magyar Telekom Telecommunications plc	858
221,500	Telekomunikasi Indonesia (Persero) Tbk PT ADR	7,823
		13,954
	Wireless Telecommunication Services (4.1%)
272,212	America Movil S.A.B. de C.V. ADR "L"	5,085
332,100	China Mobile Ltd.	3,522
163,765	China Mobile Ltd. ADR	8,693
103,364	Empresa Nacional de Telecomunicaciones S.A.	1,088
211,373	MegaFon PJSC GDR(d)	2,067
669,200	Mobile TeleSystems ADR	6,685
820,383	Mobile TeleSystems PJSC(d)	3,824
83,580	PLDT Inc. ADR	2,796
2,721,905	Sistema PJSC FC(d)	547
38,411	Sistema PJSC GDR	159
502,900	Turkcell Iletisim Hizmetleri A.S. ADR	4,757
13,314,862	XL Axiata Tbk PT*	3,593
		42,816
	Total Telecommunication Services	58,443

7 | USAA Emerging Markets Fund

Market
Number	Value
of Shares Security	(000)

Utilities (0.7%)

Electric Utilities (0.7%)

46,400	Companhia Paranaense de Energia	$335
22,651	Companhia Paranaense de Energia ADR(a)	207
113,400	Companhia Paranaense de Energia-Copel	1,035
23,236,212	Enel Chile S.A.	2,750
122,865	Reliance Infrastructure Ltd.	982
59,304	Reliance Infrastructure Ltd. GDR	1,417
		6,726

Renewable Electricity (0.0%)

81,100	AES Tiete Energia S.A.	365
	Total Utilities	7,091
	Total Common Stocks (cost: $723,878)	997,202
	PREFERRED STOCKS (1.5%)
	Consumer Discretionary (0.3%)
	Automobile Manufacturers (0.3%)
33,855	Hyundai Motor Co. Ltd.	2,894
	Energy (1.0%)
	Integrated Oil & Gas (1.0%)
908,334	Petroleo Brasileiro S.A. ADR*	7,875
4,440,849	Surgutneftegas(d)	2,195
		10,070
	Total Energy	10,070
	Financials (0.1%)
	Diversified Banks (0.1%)
84,157	Banco Bradesco S.A.	898
	Telecommunication Services (0.1%)
	Integrated Telecommunication Services (0.1%)
103,686	Telefonica Brasil S.A. ADR	1,597
	Total Preferred Stocks (cost: $16,016)	15,459
	RIGHTS (0.0%)
	Energy (0.0%)
	Integrated Oil & Gas (0.0%)
69,954	Gazprom PJSC(d) (cost: $167)	142
	Total Equity Securities (cost: $740,061)	1,012,803
	MONEY MARKET INSTRUMENTS (3.4%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (3.4%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.90% (f)
35,888,533	(cost: $35,888)	35,888

Portfolio of Investments | 8

		Market
Number of		Value
Shares	Security	(000)

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.3%)

43,960	Federated Government Obligations Fund Institutional Class, 0.88%(f)				$44
753,645	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91%(f)				754
11,600,050	Invesco Government & Agency Portfolio Institutional Class, 0.93%(f)				11,600
Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
187,329	0.90%(f)				187
768,136	Western Asset Institutional Government Reserves Institutional Class, 0.91%(f)				768
Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $13,353)				13,353
Total Investments (cost: $789,302)					$1,062,044
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3	Total
Equity Securities:
Common Stocks		$959,291	$36,784	$1,127	$997,202
Preferred Stocks		13,264	2,195	—	15,459
Rights		—	142	—	142
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds		35,888	—	—	35,888
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds		13,353	—	—	13,353
Total		$1,021,796	$39,121	$1,127	$1,062,044

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Common Stocks
Balance as of May 31, 2017	$2,570
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	(1,267)
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	(176)

Balance as of August 31, 2017	$1,127

9 | USAA Emerging Markets Fund

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2017, through August 31, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into (out of)	into (out of)	into (out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I),(II)	$(4,555)	$4,555	$-
Common Stocks(III)	9,121	(9,121)	-
Common Stocks(IV)	1,267	-	(1,267)
Total	$5,833	$(4,566)	$(1,267)

(I)Transferred from Level 1 to Level 2 due to an assessment of events at the end of the current reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets.

(II)Transferred from Level 1 to Level 2 due to valuation using alternative exchange price.

(III)Transferred from Level 2 to Level 1 as result of the securities no longer being broker quoted.

(IV)Transferred from Level 3 to Level 1 due to the availability of significant observable valuation inputs once the securities began actively trading.

Portfolio of Investments | 10

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA Emerging Markets Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

11 | USAA Emerging Markets Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

Notes to Portfolio of Investments | 12

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

5.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6.Repurchase agreements are valued at cost.

7.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is

13 | USAA Emerging Markets Fund

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by last discounted quoted price. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

D.As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2017, were $306,157,000 and $33,415,000, respectively, resulting in net unrealized appreciation of $272,742,000.

Notes to Portfolio of Investments | 14

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,047,559,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR	Non-voting depositary receipts are receipts issued by Thai NVDR Company
Limited.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

15 | USAA Emerging Markets Fund

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of August 31, 2017.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c)Securities with a value of $3,705,000, which represented 0.4% of the Fund's net assets, were classified as Level 2 at August 31, 2017, due to the prices being adjusted to take into account significant market movements following the close of local trading.

(d)Security was fair valued at August 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $36,543,000, which represented 3.5% of the Fund's net assets.

(e)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2017, was $1,127,000, which represented 0.1% of the Fund's net assets.

(f)Rate represents the money market fund annualized seven-day yield at August 31, 2017.

(g)Security was fair valued at Level 3.

*Non-income-producing security.

Notes to Portfolio of Investments | 16

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA GOVERNMENT SECURITIES FUND

AUGUST 31, 2017

(Form N-Q)

48052 -1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Government Securities Fund

August 31, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

U.S. GOVERNMENT AGENCY ISSUES (69.1%)(a)

Mortgage-Backed Pass-Through Securities, Single-Family (27.3%)

$1,551	Fannie Mae (+)	3.50%	5/01/2021	$1,619
3,218	Fannie Mae (+)	3.00	2/01/2027	3,333
5,344	Fannie Mae (+)	3.00	2/01/2027	5,534
870	Fannie Mae (+)	5.00	12/01/2035	959
332	Fannie Mae (+)	5.50	11/01/2037	369
458	Fannie Mae (+)	6.00	5/01/2038	515
2,465	Fannie Mae (+)	4.00	8/01/2039	2,617
4,265	Fannie Mae (+)	3.50	1/01/2042	4,439
6,629	Fannie Mae (+)	3.50	5/01/2042	6,900
112	Freddie Mac (+)	5.00	1/01/2021	118
766	Freddie Mac (+)	5.50	12/01/2035	855
1,889	Freddie Mac (+)	4.00	9/01/2040	2,004
6,645	Freddie Mac (+)	3.50	5/01/2042	6,922
5,452	Freddie Mac (+)	3.00	6/01/2042	5,543
110	Government National Mortgage Assn. I	5.50	12/15/2018	112
11	Government National Mortgage Assn. I	8.50	6/15/2021	11
9	Government National Mortgage Assn. I	9.00	7/15/2021	9
6	Government National Mortgage Assn. I	8.50	7/15/2022	6
382	Government National Mortgage Assn. I	6.00	8/15/2022	403
32	Government National Mortgage Assn. I	8.00	6/15/2023	34
788	Government National Mortgage Assn. I	4.50	5/15/2024	838
797	Government National Mortgage Assn. I	4.50	9/15/2024	845
783	Government National Mortgage Assn. I	4.50	9/15/2024	832
770	Government National Mortgage Assn. I	4.50	10/15/2024	814
707	Government National Mortgage Assn. I	4.50	10/15/2024	753
51	Government National Mortgage Assn. I	7.00	4/15/2027	52
164	Government National Mortgage Assn. I	7.00	5/15/2027	190
119	Government National Mortgage Assn. I	8.00	5/15/2027	128
94	Government National Mortgage Assn. I	7.50	2/15/2028	108
335	Government National Mortgage Assn. I	6.00	4/15/2028	382
101	Government National Mortgage Assn. I	6.50	5/15/2028	111
47	Government National Mortgage Assn. I	6.50	5/15/2028	52
9	Government National Mortgage Assn. I	6.75	5/15/2028	10
45	Government National Mortgage Assn. I	7.00	6/15/2028	46
76	Government National Mortgage Assn. I	6.50	7/15/2028	87
14	Government National Mortgage Assn. I	7.00	7/15/2028	15
39	Government National Mortgage Assn. I	7.00	8/15/2028	40
36	Government National Mortgage Assn. I	7.00	8/15/2028	41
50	Government National Mortgage Assn. I	6.50	9/15/2028	55
81	Government National Mortgage Assn. I	7.00	9/15/2028	88
35	Government National Mortgage Assn. I	6.00	11/15/2028	39
140	Government National Mortgage Assn. I	6.50	11/15/2028	154
11	Government National Mortgage Assn. I	6.50	1/15/2029	12
28	Government National Mortgage Assn. I	6.50	1/15/2029	30
165	Government National Mortgage Assn. I	6.00	2/15/2029	186
20	Government National Mortgage Assn. I	7.50	3/15/2029	24
41	Government National Mortgage Assn. I	7.50	4/15/2029	45
332	Government National Mortgage Assn. I	7.00	5/15/2029	369
420	Government National Mortgage Assn. I	7.00	6/15/2029	469
188	Government National Mortgage Assn. I	6.00	7/15/2029	214

1 | USAA Government Securities Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$95	Government National Mortgage Assn. I	7.50%	10/15/2029	$108
20	Government National Mortgage Assn. I	7.50	10/15/2029	21
77	Government National Mortgage Assn. I	8.00	7/15/2030	81
24	Government National Mortgage Assn. I	8.00	9/15/2030	28
13	Government National Mortgage Assn. I	7.50	12/15/2030	14
29	Government National Mortgage Assn. I	7.50	1/15/2031	33
243	Government National Mortgage Assn. I	6.50	3/15/2031	270
37	Government National Mortgage Assn. I	7.00	8/15/2031	37
82	Government National Mortgage Assn. I	7.00	9/15/2031	98
228	Government National Mortgage Assn. I	6.50	10/15/2031	251
88	Government National Mortgage Assn. I	7.00	10/15/2031	98
32	Government National Mortgage Assn. I	7.50	11/15/2031	36
182	Government National Mortgage Assn. I	6.50	1/15/2032	202
251	Government National Mortgage Assn. I	6.00	5/15/2032	284
27	Government National Mortgage Assn. I	7.00	6/15/2032	30
134	Government National Mortgage Assn. I	7.00	7/15/2032	151
296	Government National Mortgage Assn. I	6.50	8/15/2032	335
979	Government National Mortgage Assn. I	6.50	9/15/2032	1,161
976	Government National Mortgage Assn. I	6.00	1/15/2033	1,116
413	Government National Mortgage Assn. I	6.00	2/15/2033	473
286	Government National Mortgage Assn. I	6.00	7/15/2033	324
244	Government National Mortgage Assn. I	6.00	9/15/2033	276
2,694	Government National Mortgage Assn. I	5.50	10/15/2033	3,028
1,215	Government National Mortgage Assn. I	5.50	12/15/2033	1,365
579	Government National Mortgage Assn. I	5.50	7/15/2034	657
1,485	Government National Mortgage Assn. I	5.50	10/15/2035	1,680
365	Government National Mortgage Assn. I	6.00	3/15/2037	415
287	Government National Mortgage Assn. I	6.00	9/15/2037	326
755	Government National Mortgage Assn. I	5.50	3/15/2038	844
1,493	Government National Mortgage Assn. I	5.50	4/15/2038	1,681
460	Government National Mortgage Assn. I	6.00	5/15/2038	528
505	Government National Mortgage Assn. I	6.00	5/15/2038	582
443	Government National Mortgage Assn. I	6.00	9/15/2038	501
507	Government National Mortgage Assn. I	6.00	10/15/2038	574
685	Government National Mortgage Assn. I	6.00	12/15/2038	775
508	Government National Mortgage Assn. I	5.00	2/15/2039	559
2,967	Government National Mortgage Assn. I	5.50	6/15/2039	3,298
4,263	Government National Mortgage Assn. I	4.50	9/15/2039	4,625
3,030	Government National Mortgage Assn. I	4.50	11/15/2039	3,302
4,546	Government National Mortgage Assn. I	4.50	12/15/2039	4,955
14,206	Government National Mortgage Assn. I	4.50	2/15/2040	15,481
2,853	Government National Mortgage Assn. I	4.50	3/15/2040	3,064
1,862	Government National Mortgage Assn. I	4.50	6/15/2040	1,996
1,132	Government National Mortgage Assn. I	4.00	7/15/2040	1,197
2,802	Government National Mortgage Assn. I	4.50	7/15/2040	3,016
1,496	Government National Mortgage Assn. I	4.00	8/15/2040	1,590
3,474	Government National Mortgage Assn. I	4.00	9/15/2040	3,680
2,643	Government National Mortgage Assn. I	4.50	1/15/2041	2,835
12	Government National Mortgage Assn. II	8.00	12/20/2022	12
1,869	Government National Mortgage Assn. II	4.50	4/20/2024	1,983
279	Government National Mortgage Assn. II	8.00	8/20/2030	344
294	Government National Mortgage Assn. II	7.00	9/20/2030	353
169	Government National Mortgage Assn. II	6.00	3/20/2031	191
63	Government National Mortgage Assn. II	7.50	4/20/2031	77
100	Government National Mortgage Assn. II	6.50	5/20/2031	119
75	Government National Mortgage Assn. II	6.50	7/20/2031	89
196	Government National Mortgage Assn. II	6.50	8/20/2031	229
297	Government National Mortgage Assn. II	6.50	4/20/2032	350
280	Government National Mortgage Assn. II	6.50	6/20/2032	334
433	Government National Mortgage Assn. II	6.00	8/20/2032	491
377	Government National Mortgage Assn. II	6.00	9/20/2032	427
367	Government National Mortgage Assn. II	5.50	4/20/2033	410
1,293	Government National Mortgage Assn. II	5.00	5/20/2033	1,415
1,587	Government National Mortgage Assn. II	5.00	7/20/2033	1,736

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$397	Government National Mortgage Assn. II	6.00%	10/20/2033	$453
343	Government National Mortgage Assn. II	6.00	12/20/2033	375
1,280	Government National Mortgage Assn. II	6.00	2/20/2034	1,494
1,233	Government National Mortgage Assn. II	5.50	3/20/2034	1,410
1,195	Government National Mortgage Assn. II	6.00	3/20/2034	1,353
977	Government National Mortgage Assn. II	5.00	6/20/2034	1,078
887	Government National Mortgage Assn. II	6.50	8/20/2034	1,053
770	Government National Mortgage Assn. II	6.00	9/20/2034	889
2,187	Government National Mortgage Assn. II	6.00	10/20/2034	2,496
189	Government National Mortgage Assn. II	6.00	11/20/2034	207
4,492	Government National Mortgage Assn. II	5.50	2/20/2035	5,020
3,851	Government National Mortgage Assn. II	5.50	4/20/2035	4,298
1,880	Government National Mortgage Assn. II	5.50	7/20/2035	2,105
2,379	Government National Mortgage Assn. II	5.00	9/20/2035	2,603
755	Government National Mortgage Assn. II	6.00	5/20/2036	850
812	Government National Mortgage Assn. II	5.50	1/20/2037	895
556	Government National Mortgage Assn. II	5.00	2/20/2037	599
2,756	Government National Mortgage Assn. II	4.00	11/20/2040	2,920
				155,970
	Collateralized Mortgage Obligations (4.0%)
5,101	Fannie Mae (+)	1.50	7/25/2027	5,008
2,285	Fannie Mae (+)	1.38	9/25/2027	2,220
2,010	Fannie Mae (+)	1.50	9/25/2027	1,951
1,987	Fannie Mae (+)	1.50	9/25/2027	1,940
2,175	Fannie Mae (+)	1.50	10/25/2027	2,112
1,948	Fannie Mae (+), 1 mo. USD LIBOR + 0.3%	1.53 (b)	4/25/2035	1,949
1,852	Fannie Mae (+), 1 mo. USD LIBOR + 0.3%	1.53 (b)	8/25/2037	1,845
3,043	Freddie Mac (+)	2.00	9/15/2026	3,041
1,177	Freddie Mac (+), 1 mo. USD LIBOR + 0.3%	1.53 (b)	3/15/2036	1,173
1,887	Freddie Mac (+), 1 mo. USD LIBOR + 0.55%	1.78 (b)	10/15/2041	1,901
				23,140
	Commercial Mortgage-Backed Securities (34.7%)
1,963	Fannie Mae (+)	2.05	7/01/2019	1,971
2,483	Fannie Mae (+)	1.65	9/25/2019	2,484
9,884	Fannie Mae (+)	1.58	1/01/2020	9,836
10,000	Fannie Mae (+)	2.63	9/01/2021	10,242
21,325	Fannie Mae (+)	2.42	11/01/2022	21,760
8,265	Fannie Mae (+)	2.50	4/01/2023	8,459
2,151	Fannie Mae (+)	2.54	5/01/2023	2,206
1,648	Fannie Mae (+)	3.34	7/25/2023	1,736
5,000	Fannie Mae (+)	2.16	10/25/2023	4,966
2,356	Fannie Mae (+)	2.80	6/25/2025	2,396
2,446	Fannie Mae (+)	2.50	9/25/2026	2,464
4,000	Fannie Mae (+)	3.06	5/25/2027	4,152
3,000	Freddie Mac (+)	4.08	11/25/2020	3,199
8,500	Freddie Mac (+)	2.22	12/25/2018	8,552
5,000	Freddie Mac (+)	2.86	1/25/2021	5,160
2,250	Freddie Mac (+)	2.27	3/25/2022	2,279
3,483	Freddie Mac (+)	1.69	4/25/2022	3,472
4,000	Freddie Mac (+)	2.72	6/25/2022	4,128
3,000	Freddie Mac (+)	2.36	7/25/2022	3,049
10,000	Freddie Mac (+)	2.31	8/25/2022	10,134
5,000	Freddie Mac (+)	2.51	11/25/2022	5,105
5,000	Freddie Mac (+)	2.64	1/25/2023	5,134
3,000	Freddie Mac (+)	3.32	2/25/2023	3,183
3,000	Freddie Mac (+)	2.41	3/25/2023	3,050
5,000	Freddie Mac (+)	3.00	1/25/2024	5,225
10,030	Freddie Mac (+)	3.49	1/25/2024	10,759
3,000	Freddie Mac (+)	3.39	3/25/2024	3,205
3,823	Freddie Mac (+)	2.60	1/25/2025	3,914

3 | USAA Government Securities Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$3,000	Freddie Mac (+)	3.02%	1/25/2025	$3,134
10,000	Freddie Mac (+)	3.28	6/25/2025	10,608
4,750	Freddie Mac (+)	2.20	7/25/2025	4,757
4,000	Freddie Mac (+)	3.01	7/25/2025	4,168
3,000	Freddie Mac (+)	2.85	3/25/2026	3,059
5,000	Freddie Mac (+)	2.53	5/25/2026	5,007
5,000	Freddie Mac (+)	2.65	8/25/2026	5,051
2,465	Freddie Mac (+)	3.01	8/25/2026	2,566
4,500	Freddie Mac (+)	3.12	9/25/2026	4,699
3,000	Freddie Mac (+)	3.12	6/25/2027	3,133
				198,402
	Other U.S. Government Securities (3.1%)
18,000	Fannie Mae (+)	2.13	4/24/2026	17,869
	Total U.S. Government Agency Issues (cost: $383,275)			395,381

ASSET-BACKED SECURITIES (3.3%)

Asset-Backed Financing (3.3%)

3,550	Navient Student Loan Trust, 1 mo. USD LIBOR
	+ 0.51%	1.74 (b)	6/25/2031	3,534
2,000	Navient Student Loan Trust, 1 mo. USD LIBOR
	+ 1.05%(c)	2.28 (b)	6/25/2065	2,028
3,000	Navient Student Loan Trust, 1 mo. USD LIBOR
	+ 0.75%(c)	1.98 (b)	3/25/2066	3,014
4,214	Nelnet Student Loan Trust, 3 mo. USD LIBOR +
	0.25%	1.55 (b)	6/25/2041	3,687
1,410	SLM Student Loan Trust, 3 mo. USD LIBOR +
	0.11%	1.42 (b)	10/27/2025	1,410
5,000	SLM Student Loan Trust, 1 mo. USD LIBOR +
	0.65%	1.88 (b)	6/25/2055	5,040
				18,713
	Total Asset-Backed Securities (cost: $18,657)			18,713

U.S. TREASURY SECURITIES (20.8%)(d)

Notes (20.8%)

5,000	0.88%, 1/31/2018	0.88	1/31/2018	4,995
5,000	1.00%, 5/15/2018	1.00	5/15/2018	4,993
10,000	1.00%, 9/15/2018	1.00	9/15/2018	9,975
7,000	0.75%, 09/30/2018	0.75	9/30/2018	6,962
4,000	1.00%, 3/15/2019	1.00	3/15/2019	3,982
6,000	0.88%, 4/15/2019	0.88	4/15/2019	5,958
20,000	1.50%, 8/15/2020	1.50	8/15/2020	20,040
7,000	1.38%, 5/31/2021	1.38	5/31/2021	6,950
3,000	2.12%, 6/30/2021	2.13	6/30/2021	3,061
3,000	2.00%, 2/15/2022	2.00	2/15/2022	3,045
10,000	1.88%, 7/31/2022	1.88	7/31/2022	10,075
5,000	2.13%, 11/30/2023	2.13	11/30/2023	5,079
20,000	1.88%, 8/31/2024	1.88	8/31/2024	19,902
5,000	2.25%, 11/15/2024	2.25	11/15/2024	5,096
4,000	2.00%, 2/15/2025	2.00	2/15/2025	4,002
4,500	2.13%, 5/15/2025	2.13	5/15/2025	4,537
				118,652
	Total U.S. Treasury Securities (cost: $118,598)			118,652

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MUNICIPAL BONDS (4.5%)

Airport/Port (0.9%)

$5,000	Port Auth. of New York & New Jersey	2.53%	10/15/2020	$5,089
	Appropriated Debt (0.6%)
3,000	Kansas Dev. Finance Auth.	3.94	4/15/2026	3,191
	General Obligation (3.0%)
5,000	State of California	1.75	11/01/2017	5,007
5,000	State of Connecticut	2.92	8/01/2023	5,028
3,000	State of Texas	2.83	10/01/2025	3,066
4,000	State of Texas	3.01	10/01/2026	4,110
				17,211
	Total Municipal Bonds (cost: $25,114)			25,491

MONEY MARKET INSTRUMENTS (2.1%)

REPURCHASE AGREEMENTS (2.1%)

11,895 Mitsubishi Securities Int. plc, 0.99%, acquired 8/31/2017 and due on 9/01/2017 at
$11,895 (collateralized by $12,135 of U.S. Treasury, 1.50% - 2.25% (d), due
7/15/2020 - 2/15/2027; market value $12,133) (cost: $11,895)	11,895
Total Investments (cost: $557,539)	$570,132
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
U.S. Government Agency Issues	$	— $	395,381	$	— $	395,381
Asset-Backed Securities		—	18,713		—	18,713
U.S. Treasury Securities		118,652	—		—	118,652
Municipal Bonds		—	25,491		—	25,491
Money Market Instruments:
Repurchase Agreements		—	11,895		—	11,895
Total		$118,652	$451,480	$	— $	570,132

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2017, through August 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA Government Securities Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, the USAA Government Securities Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of four classes of shares: Government Securities Fund Shares (Fund Shares), Government Securities Fund Institutional Shares (Institutional Shares), Government Securities Fund Adviser Shares (Adviser Shares), and Government Securities Fund R6 Shares (R6 Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class- related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of- funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services. The R6 Shares are available for investment by participants in employer-sponsored retirement plans where a financial intermediary provides retirement recordkeeping services to plan participants and to endowment funds and foundations.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

6 | USAA Government Securities Fund

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

2.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3.Repurchase agreements are valued at cost.

4.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

7 | USAA Government Securities Fund

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included. The Fund had no securities out on loan as of August 31, 2017.

D.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are

Notes to Portfolio of Investments | 8

subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At August 31, 2017, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

E.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F.As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2017, were

$14,325,000 and $1,732,000, respectively, resulting in net unrealized appreciation of $12,593,000.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $571,383,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

H.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

9 | USAA Government Securities Fund

CATEGORIES AND DEFINITIONS

Asset-backed and commercial mortgage-backed securities – Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

Collateralized mortgage obligations (CMOs) – Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable cash flows than regular mortgage securities, but such cash flows can be difficult to predict because of the effect of prepayments.

SPECIFIC NOTES

(a)U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

(b)Variable-rate or floating-rate security – interest rate is adjusted periodically. The interest rate disclosed represents the rate at August 31, 2017.

Notes to Portfolio of Investments | 10

(c)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(d)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

11 | USAA Government Securities Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA GROWTH AND TAX STRATEGY FUND

AUGUST 31, 2017

(Form N-Q)

48046 -1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Growth and Tax Strategy Fund

August 31, 2017 (unaudited)

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

TAX-EXEMPT SECURITIES (51.8%)

TAX-EXEMPT BONDS (46.6%)

Alabama (0.3%)

$1,000	Lower Alabama Gas District	5.00%	9/01/2046	$1,242
	Arizona (0.6%)
1,300	Phoenix IDA	5.00	7/01/2046	1,398
1,000	Student and Academic Service, LLC (INS)	5.00	6/01/2044	1,127
				2,525
	California (3.4%)
1,200	Jurupa Public Financing Auth.	5.00	9/01/2042	1,364
2,000	Monterey Peninsula USD (INS)(PRE)	5.50	8/01/2034	2,350
1,000	State	5.00	2/01/2043	1,151
1,000	State	5.00	8/01/2045	1,165
1,000	Statewide Communities Dev. Auth. (INS)	5.00	11/15/2049	1,135
1,000	Sutter Butte Flood Control Agency (INS)	5.00	10/01/2040	1,148
1,500	Twin Rivers USD (INS)	5.00	8/01/2040	1,689
1,000	Val Verde USD (INS)	5.00	8/01/2044	1,147
4,435	West Contra Costa USD (INS)	5.05 (a)	8/01/2034	2,441
				13,590
	Colorado (1.6%)
1,000	Denver Convention Center Hotel Auth.	5.00	12/01/2040	1,133
1,000	Health Facilities Auth.	5.00	12/01/2042	1,072
1,000	Health Facilities Auth.	5.00	6/01/2045	1,091
1,000	Park Creek Metropolitan District	5.00	12/01/2045	1,092
2,000	Regional Transportation District	5.38	6/01/2031	2,196
				6,584
	Connecticut (0.0%)
4,314	Mashantucket (Western) Pequot Tribe (b),(c)	6.05 (d)	7/01/2031	165
	District of Columbia (0.3%)
1,100	District of Columbia	5.00	7/01/2042	1,194
	Florida (3.9%)
1,875	Escambia County Housing Finance Auth.
	(INS)(PRE)	5.75	6/01/2031	2,033
1,000	Halifax Hospital Medical Center	5.00	6/01/2046	1,105
1,000	Jacksonville	5.00	10/01/2029	1,146
2,000	Lee County IDA	5.00	11/01/2025	2,237
645	Lee County IDA	5.50	10/01/2047	676
1,300	Miami-Dade County	5.00	10/01/2034	1,442
3,000	Orlando (INS)	5.13	11/01/2027	3,022

1 | USAA Growth and Tax Strategy Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,000	Southeast Overtown/Park West Community
	Redevelopment Agency (e)	5.00%	3/01/2030	$1,097
1,505	Tampa-Hillsborough County Expressway Auth.	5.00	7/01/2037	1,710
1,000	Volusia County Educational Facilities Auth.	5.00	10/15/2045	1,128
				15,596
	Guam (0.5%)
750	International Airport Auth. (INS)	5.50	10/01/2033	883
1,000	Waterworks Auth.	5.50	7/01/2043	1,115
				1,998
	Illinois (5.3%)
1,000	Chicago Wastewater Transmission	5.00	1/01/2044	1,077
1,000	Chicago Wastewater Transmission	5.00	1/01/2047	1,103
1,000	Chicago Water	5.00	11/01/2044	1,084
1,000	Chicago-Midway Airport	5.00	1/01/2046	1,135
1,000	Chicago-O'Hare International Airport (INS)	5.25	1/01/2033	1,140
1,000	Chicago-O'Hare International Airport	5.00	1/01/2041	1,153
1,000	Cook County	5.00	11/15/2038	1,170
1,000	Educational Facilities Auth.	4.00	11/01/2036	1,044
1,000	Finance Auth.	3.90	3/01/2030	1,061
2,000	Finance Auth. (PRE)	6.00	10/01/2032	2,345
1,000	Finance Auth.	5.00	5/15/2037	1,069
1,275	Finance Auth.	5.00	5/15/2040	1,336
1,000	Finance Auth.	4.00	10/01/2040	1,043
1,000	Finance Auth.	4.00	2/15/2041	1,021
1,000	Finance Auth.	5.00	8/15/2044	1,075
1,000	Finance Auth.	5.00	5/15/2045	1,089
1,000	Municipal Power Agency	4.00	12/01/2041	1,030
1,235	Springfield Metro Sanitary District	5.75	1/01/2053	1,439
				21,414
	Indiana (1.7%)
500	Ball State Univ. (PRE)	5.00	7/01/2030	556
1,000	Evansville Redevelopment Auth. (INS)	4.00	2/01/2039	1,050
1,250	Finance Auth.	5.38	11/01/2032	1,308
1,000	Finance Auth.	5.00	2/01/2040	1,108
1,000	Finance Auth.	5.00	10/01/2044	1,102
1,500	Richmond Hospital Auth.	5.00	1/01/2039	1,661
				6,785
	Kansas (1.1%)
1,000	Coffeyville (INS)(e)	5.00	6/01/2042	1,098
1,000	Wichita	4.63	9/01/2033	1,002
1,250	Wyandotte County/Kansas City	5.00	9/01/2044	1,411
1,000	Wyandotte County/Kansas City	5.00	9/01/2045	1,134
				4,645
	Kentucky (0.8%)
1,000	Ashland Medical Center	5.00	2/01/2040	1,083
1,000	Economic Dev. Finance Auth. (INS)	6.00	12/01/2033	1,021
1,000	Economic Dev. Finance Auth.	5.00	5/15/2046	1,032
				3,136
	Louisiana (3.3%)
705	Local Government Environmental Facilities and
	Community Dev. Auth. (INS)	6.55	9/01/2025	760
1,000	Local Government Environmental Facilities and
	Community Dev. Auth. (INS)	5.00	10/01/2039	1,148

Portfolio of Investments | 2

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
$1,000	Local Government Environmental Facilities and
	Community Dev. Auth. (INS)	4.00%	10/01/2046	$1,038
2,000	Parish of St. John the Baptist	5.13	6/01/2037	2,000
1,000	Public Facilities Auth.	5.00	11/01/2045	1,085
1,000	Public Facilities Auth. (INS)	5.25	6/01/2051	1,121
1,000	Public Facilities Auth.	4.00	1/01/2056	1,018
1,000	Shreveport (INS)	5.00	12/01/2039	1,132
1,000	Shreveport	5.00	12/01/2040	1,147
1,500	State	5.00	5/01/2045	1,763
1,000	Tobacco Settlement Financing Corp.	5.25	5/15/2035	1,096
				13,308
	Maine (0.2%)
1,000	Health and Higher Education Facilities Auth.	4.00	7/01/2046	892
	Massachusetts (1.6%)
1,000	Dev. Finance Agency	5.00	4/15/2040	1,079
1,000	Dev. Finance Agency	5.25	11/15/2041	1,131
1,000	Dev. Finance Agency	5.75	7/15/2043	1,118
1,000	Dev. Finance Agency	5.00	7/01/2044	1,099
1,000	Dev. Finance Agency	5.50	7/01/2044	1,086
1,000	Dev. Finance Agency	5.00	7/01/2046	1,112
				6,625
	Michigan (1.2%)
1,250	Lincoln Consolidated School District (INS)	5.00	5/01/2040	1,428
1,000	Livonia Public Schools School District (INS)	5.00	5/01/2045	1,137
1,000	Wayne County Airport Auth.	5.00	12/01/2044	1,125
1,000	Wyandotte (INS)	5.00	10/01/2044	1,079
				4,769
	Minnesota (0.6%)
1,000	Saint Paul Housing and Redevelopment Auth.
	(PRE)	5.00	11/15/2044	1,254
1,000	Saint Paul Housing and Redevelopment Auth.	5.00	11/15/2047	1,163
				2,417
	Missouri (0.6%)
1,270	Health and Educational Facilities Auth.	5.00	8/01/2045	1,337
1,000	St. Louis Municipal Finance Corp. (INS)(f)	5.00	10/01/2038	1,152
				2,489
	Nebraska (0.3%)
1,000	Douglas County Hospital Auth.	5.00	11/01/2048	1,112
	Nevada (0.8%)
1,555	Las Vegas Convention and Visitors Auth.	4.00	7/01/2041	1,619
1,500	Las Vegas Redevelopment Agency	5.00	6/15/2045	1,674
				3,293
	New Jersey (1.6%)
1,000	EDA	5.00	6/15/2029	1,072
2,000	EDA (PRE)	5.00	9/01/2033	2,086
1,000	Educational Facilities Auth.	5.00	9/01/2036	1,079
1,250	South Jersey Transportation Auth.	5.00	11/01/2039	1,373
1,000	Transportation Trust Fund Auth.	5.00	6/15/2044	1,064
				6,674

3 | USAA Growth and Tax Strategy Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

New Mexico (0.3%)

$1,000	Farmington	5.90%	6/01/2040	$1,100
	New York (2.4%)
1,000	Dormitory Auth. (PRE)	5.50	5/01/2037	1,076
1,205	Dormitory Auth. (INS)	5.50	7/01/2040	1,662
630	Liberty Dev. Corp.	5.25	10/01/2035	807
1,500	Liberty Dev. Corp.	5.50	10/01/2037	1,992
1,000	MTA	5.00	11/15/2042	1,148
1,000	New York City	5.25	8/15/2023	1,043
2,000	New York City Trust for Cultural Resources	5.00	12/01/2039	2,156
				9,884
	North Carolina (0.3%)
1,000	Medical Care Commission	5.00	10/01/2035	1,129
	Ohio (0.2%)
750	Southeastern Port Auth. Hospital Facilities	5.00	12/01/2043	772
	Oklahoma (0.5%)
1,315	Comanche County Hospital Auth.	5.00	7/01/2032	1,363
750	Tulsa County Industrial Auth.	5.25	11/15/2037	834
				2,197
	Pennsylvania (3.1%)
1,125	Butler County Hospital Auth.	5.00	7/01/2039	1,231
1,000	Chester County IDA	5.00	10/01/2044	1,069
1,625	Indiana County Hospital Auth.	6.00	6/01/2039	1,781
1,000	Lancaster County Hospital Auth.	5.00	11/01/2035	1,127
1,000	Montgomery County IDA	5.25	1/15/2045	1,079
1,000	Northampton County General Purpose Auth.	4.00	8/15/2040	1,021
1,000	Philadelphia School District	5.00	9/01/2037	1,113
1,500	Reading School District (INS)	5.00	3/01/2038	1,750
1,000	Turnpike Commission	5.25	12/01/2044	1,131
1,000	Turnpike Commission	5.00	12/01/2046	1,113
				12,415
	Puerto Rico (0.3%)
1,000	Commonwealth (INS)	5.00	7/01/2035	1,044
	Rhode Island (0.3%)
50	Housing and Mortgage Finance Corp. (g)	6.85	10/01/2024	50
1,000	Turnpike and Bridge Auth.	5.00	10/01/2040	1,154
				1,204
	South Carolina (0.6%)
2,000	Piedmont Municipal Power Agency (INS)	5.75	1/01/2034	2,291
	Tennessee (0.5%)
1,000	Metropolitan Government of Nashville and
	Davidson County Health and Educational
	Facilities Board	5.00	10/01/2045	1,121
1,000	Metropolitan Government of Nashville and
	Davidson County Health and Educational
	Facilities Board	5.00	7/01/2046	1,127
				2,248

Portfolio of Investments | 4

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

Texas (6.8%)

$1,000	Central Texas Regional Mobility Auth.	4.00%	1/01/2041	$1,003
1,000	Central Texas Regional Mobility Auth.	5.00	1/01/2045	1,124
1,000	Clifton Higher Education Finance Corp. (NBGA)	5.00	8/15/2039	1,149
1,000	Harris County Cultural Education Facilities
	Finance Corp.	5.00	6/01/2038	1,078
1,000	Harris County Hospital District	4.00	2/15/2042	1,036
1,000	Houston	5.00	9/01/2039	1,122
1,000	Houston	5.00	9/01/2040	1,121
1,000	Karnes County Hospital District	5.00	2/01/2044	1,053
1,000	Laredo Waterworks and Sewer System	4.00	3/01/2041	1,052
5,375	Lewisville (INS)	5.80	9/01/2025	5,770
1,000	Matagorda County	4.00	6/01/2030	1,059
1,000	Mesquite Health Facilities Dev. Corp.	5.00	2/15/2035	1,052
1,600	New Hope Cultural Education Facilities Finance
	Corp.	5.00	4/01/2047	1,729
1,000	New Hope Cultural Education Facilities Finance
	Corp.	5.00	7/01/2047	1,083
1,500	North Texas Tollway Auth.	5.00	1/01/2031	1,736
1,000	North Texas Tollway Auth.	5.00	1/01/2045	1,127
1,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2036	1,053
1,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2045	1,043
1,000	Tarrant County Cultural Education Facilities
	Finance Corp.	5.00	11/15/2046	1,129
1,000	Transportation Commission	5.00	8/15/2042	1,117
				27,636
	Virginia (0.3%)
1,000	Alexandria IDA	5.00	10/01/2050	1,104
	Washington (0.3%)
1,000	Health Care Facilities Auth.	5.00	1/01/2047	1,116
	West Virginia (0.4%)
1,500	Pleasants County (g)	5.25	10/15/2037	1,477
	Wisconsin (0.3%)
1,000	Health and Educational Facilities Auth.	5.25	4/15/2035	1,110
	Wyoming (0.3%)
1,250	Laramie County	5.00	5/01/2037	1,362
	Total Tax-Exempt Bonds (cost: $181,940)			188,542
	TAX-EXEMPT MONEY MARKET INSTRUMENTS (5.2%)
	VARIABLE-RATE DEMAND NOTES (5.2%)
	Georgia (1.4%)
1,300	Burke County Dev. Auth.	0.94	7/01/2049	1,300
4,200	Monroe County Dev. Auth.	0.96	11/01/2048	4,200
				5,500
	Illinois (0.2%)
700	State (LIQ) (LOC - Deutsche Bank A.G.)(e)	1.04	7/01/2031	700

5 | USAA Growth and Tax Strategy Fund

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)
	Louisiana (0.3%)
$1,200	Public Facilities Auth.	0.83%	5/01/2042	$1,200
	Oklahoma (0.7%)
2,600	Muskogee Industrial Trust	0.84	1/01/2025	2,600
	Texas (1.4%)
5,775	Port of Port Arthur Navigation District	1.31	11/01/2040	5,775
	Washington (1.2%)
5,000	Health Care Facilities Auth. (LIQ)(e)	1.14	2/01/2019	5,000
	Total Variable-Rate Demand Notes			20,775
	Total Tax-Exempt Money Market Instruments (cost: $20,775)			20,775
	Total Tax-Exempt Securities (cost: $202,715)			209,317

Number

of Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET INSTRUMENTS (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

	State Street Institutional Treasury Money Market Fund Premier Class, 0.90% (h)
1,165,672	(cost: $1,166)	1,166
Principal
Amount
(000)
	U.S. TREASURY BILLS (0.0%)(l)
$100	1.09%, 2/01/2018 (m)(cost: $99)	99
	Total Government & U.S. Treasury Money Market Instruments (cost: $1,265)	1,265

Number

of Shares

EQUITY SECURITIES (47.8%)

BLUE CHIP STOCKS (47.8%)

Consumer Discretionary (5.8%)

Advertising (0.1%)

3,674	Interpublic Group of Companies, Inc.	74
2,053	Omnicom Group, Inc.	149
		223
	Apparel Retail (0.2%)
1,264	Foot Locker, Inc.	44
1,340	Gap, Inc.	32
2,433	L Brands, Inc.	88
3,606	Ross Stores, Inc.	211
5,983	TJX Companies, Inc.	433
		808

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
	Apparel, Accessories & Luxury Goods (0.2%)
2,615	Coach, Inc.	$109
3,343	Hanesbrands, Inc.	81
1,422	Michael Kors Holdings Ltd.*	60
820	PVH Corp.	103
517	Ralph Lauren Corp.	45
1,305	Under Armour, Inc. "A"*	21
1,632	Under Armour, Inc. "C"*	25
3,036	VF Corp.	191
		635
	Auto Parts & Equipment (0.1%)
1,762	BorgWarner, Inc.	82
2,354	Delphi Automotive plc	227
		309
	Automobile Manufacturers (0.2%)
36,379	Ford Motor Co.	401
12,772	General Motors Co.	467
		868
	Automotive Retail (0.1%)
687	Advance Auto Parts, Inc.	67
262	AutoZone, Inc.*	138
1,750	CarMax, Inc.*	118
878	O'Reilly Automotive, Inc.*	172
		495
	Broadcasting (0.1%)
3,467	CBS Corp. "B"	222
1,246	Discovery Communications, Inc. "A"*	28
1,873	Discovery Communications, Inc. "C"*	39
941	Scripps Networks Interactive "A"	81
		370
	Cable & Satellite (0.7%)
1,977	Charter Communications, Inc. "A"*	788
43,494	Comcast Corp. "A"	1,766
2,399	DISH Network Corp. "A"*	138
		2,692
	Casinos & Gaming (0.1%)
4,409	MGM Resorts International	145
807	Wynn Resorts Ltd.	112
		257
	Computer & Electronics Retail (0.0%)
2,415	Best Buy Co., Inc.	131
	Consumer Electronics (0.0%)
1,192	Garmin Ltd.	61
	Department Stores (0.0%)
1,536	Kohl's Corp.	61
3,123	Macy's, Inc.	65
1,034	Nordstrom, Inc.	46
		172
	Distributors (0.1%)
1,535	Genuine Parts Co.	127
2,623	LKQ Corp.*	91
		218

7 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
	Footwear (0.2%)
12,098	NIKE, Inc. "B"	$639
	General Merchandise Stores (0.2%)
2,347	Dollar General Corp.	170
2,162	Dollar Tree, Inc.*	172
5,131	Target Corp.	280
		622
	Home Furnishings (0.0%)
1,182	Leggett & Platt, Inc.	55
566	Mohawk Industries, Inc.*	143
		198
	Home Improvement Retail (0.5%)
10,775	Home Depot, Inc.	1,615
7,980	Lowe's Companies, Inc.	589
		2,204
	Homebuilding (0.1%)
3,523	D.R. Horton, Inc.	127
1,737	Lennar Corp. "A"	90
2,649	PulteGroup, Inc.	69
		286
	Hotels, Resorts & Cruise Lines (0.2%)
3,668	Carnival Corp.	255
1,431	Hilton Worldwide Holdings, Inc.	92
2,837	Marriott International, Inc. "A"	294
1,480	Royal Caribbean Cruises Ltd.	184
970	Wyndham Worldwide Corp.	97
		922
	Household Appliances (0.0%)
674	Whirlpool Corp.	116
	Housewares & Specialties (0.1%)
4,392	Newell Rubbermaid, Inc.	212
	Internet & Direct Marketing Retail (1.3%)
3,622	Amazon.com, Inc.*	3,552
1,111	Expedia, Inc.	165
4,009	Netflix, Inc.*	700
449	Priceline Group, Inc.*	831
975	TripAdvisor, Inc.*	42
		5,290
	Leisure Products (0.0%)
1,004	Hasbro, Inc.	99
2,666	Mattel, Inc.	43
		142
	Motorcycle Manufacturers (0.0%)
1,600	Harley-Davidson, Inc.	75
	Movies & Entertainment (0.6%)
7,081	Time Warner, Inc.	716
9,364	Twenty-First Century Fox, Inc. "A"	258
4,447	Twenty-First Century Fox, Inc. "B"	120
3,276	Viacom, Inc. "B"	94
13,370	Walt Disney Co.	1,353
		2,541
	Publishing (0.0%)
3,584	News Corp. "A"	48

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
	Restaurants (0.6%)
258	Chipotle Mexican Grill, Inc.*	$81
1,252	Darden Restaurants, Inc.	103
7,526	McDonald's Corp.	1,204
12,872	Starbucks Corp.	706
2,991	Yum! Brands, Inc.	230
		2,324
	Specialized Consumer Services (0.0%)
1,670	H&R Block, Inc.	45
	Specialty Stores (0.1%)
721	Signet Jewelers Ltd.	45
5,555	Staples, Inc.	57
997	Tiffany & Co.	91
1,196	Tractor Supply Co.	71
519	Ulta Beauty, Inc.*	115
		379
	Tires & Rubber (0.0%)
2,609	Goodyear Tire & Rubber Co.	79
	Total Consumer Discretionary	23,361
	Consumer Staples (4.0%)
	Agricultural Products (0.1%)
5,090	Archer-Daniels-Midland Co.	210
	Brewers (0.0%)
1,717	Molson Coors Brewing Co. "B"	154
	Distillers & Vintners (0.1%)
1,395	Brown-Forman Corp. "B"	74
1,572	Constellation Brands, Inc. "A"	315
		389
	Drug Retail (0.3%)
9,092	CVS Health Corp.	703
7,687	Walgreens Boots Alliance, Inc.	627
		1,330
	Food Distributors (0.1%)
4,872	Sysco Corp.	257
	Food Retail (0.0%)
8,610	Kroger Co.	188
	Household Products (0.8%)
1,902	Church & Dwight Co., Inc.	95
1,190	Clorox Co.	165
8,114	Colgate-Palmolive Co.	581
3,274	Kimberly-Clark Corp.	404
23,493	Procter & Gamble Co.	2,168
		3,413
	Hypermarkets & Super Centers (0.4%)
3,960	Costco Wholesale Corp.	621
13,575	Wal-Mart Stores, Inc.	1,060
		1,681
	Packaged Foods & Meat (0.5%)
1,714	Campbell Soup Co.	79
3,679	ConAgra Foods, Inc.	120
4,962	General Mills, Inc.	264
1,241	Hershey Co.	130

9 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
2,388	Hormel Foods Corp.	$73
1,151	J.M. Smucker Co.	121
2,219	Kellogg Co.	145
5,130	Kraft Heinz Co.	414
1,043	McCormick & Co., Inc.	99
13,670	Mondelez International, Inc. "A"	556
2,631	Tyson Foods, Inc. "A"	167
		2,168
	Personal Products (0.1%)
4,381	Coty, Inc. "A"	72
2,082	Estee Lauder Companies, Inc. "A"	223
		295
	Soft Drinks (0.9%)
35,512	Coca-Cola Co.	1,617
1,841	Dr. Pepper Snapple Group, Inc.	168
3,585	Monster Beverage Corp.*	200
13,116	PepsiCo, Inc.	1,518
		3,503
	Tobacco (0.7%)
17,824	Altria Group, Inc.	1,130
14,181	Philip Morris International, Inc.	1,658
		2,788
	Total Consumer Staples	16,376
	Energy (2.7%)
	Integrated Oil & Gas (1.3%)
17,398	Chevron Corp.	1,872
38,691	Exxon Mobil Corp.(i)	2,953
7,111	Occidental Petroleum Corp.	425
		5,250
	Oil & Gas Drilling (0.0%)
951	Helmerich & Payne, Inc.	40
	Oil & Gas Equipment & Services (0.4%)
4,410	Baker Hughes	149
7,620	Halliburton Co.	297
4,002	National Oilwell Varco, Inc.	123
12,687	Schlumberger Ltd.	806
4,157	TechnipFMC plc*	107
		1,482
	Oil & Gas Exploration & Production (0.6%)
5,408	Anadarko Petroleum Corp.	221
3,294	Apache Corp.	128
4,115	Cabot Oil & Gas Corp.	105
7,694	Chesapeake Energy Corp.*	28
788	Cimarex Energy Co.	79
1,292	Concho Resources, Inc.*	143
11,096	ConocoPhillips	485
4,632	Devon Energy Corp.	145
5,272	EOG Resources, Inc.	448
1,528	EQT Corp.	95
2,843	Hess Corp.	111
7,765	Marathon Oil Corp.	86
2,036	Newfield Exploration Co.*	53
3,791	Noble Energy, Inc.	90
1,502	Pioneer Natural Resources Co.	195
1,411	Range Resources Corp.	25
		2,437

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)
	Oil & Gas Refining & Marketing (0.2%)
1,212	Andeavor	$121
4,699	Marathon Petroleum Corp.	247
4,081	Phillips 66	342
4,066	Valero Energy Corp.	277
		987
	Oil & Gas Storage & Transportation (0.2%)
17,857	Kinder Morgan, Inc.	345
3,468	ONEOK, Inc.	188
7,685	Williams Companies, Inc.	229
		762
	Total Energy	10,958
	Financials (6.8%)
	Asset Management & Custody Banks (0.5%)
518	Affiliated Managers Group, Inc.	92
1,259	Ameriprise Financial, Inc.	174
9,352	Bank of New York Mellon Corp.	489
1,116	BlackRock, Inc.	468
3,271	Franklin Resources, Inc.	141
3,613	Invesco Ltd.	118
1,926	Northern Trust Corp.(j)	170
3,206	State Street Corp.	297
2,523	T. Rowe Price Group, Inc.	213
		2,162
	Consumer Finance (0.3%)
6,409	American Express Co.	552
4,410	Capital One Financial Corp.	351
3,494	Discover Financial Services	206
3,016	Navient Corp.	40
6,935	Synchrony Financial	213
		1,362
	Diversified Banks (2.4%)
90,872	Bank of America Corp.	2,171
25,205	Citigroup, Inc.	1,715
32,826	JPMorgan Chase & Co.	2,983
14,355	U.S. Bancorp	736
41,382	Wells Fargo & Co.(i)	2,113
		9,718
	Financial Exchanges & Data (0.3%)
970	CBOE Holdings, Inc.	98
5,160	Intercontinental Exchange, Inc.	334
1,370	Moody's Corp.	184
1,159	NASDAQ, Inc.	87
2,291	S&P Global, Inc.	353
		1,056
	Insurance Brokers (0.3%)
2,487	Aon plc	346
1,703	Arthur J. Gallagher & Co.	99
4,644	Marsh & McLennan Companies, Inc.	362
1,136	Willis Towers Watson plc	169
		976
	Investment Banking & Brokerage (0.5%)
11,110	Charles Schwab Corp.	443
2,785	E*Trade Financial Corp.*	114
3,343	Goldman Sachs Group, Inc.	748

11 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
12,754	Morgan Stanley	$580
1,192	Raymond James Financial, Inc.	94
		1,979
	Life & Health Insurance (0.4%)
3,709	AFLAC, Inc.	306
883	Brighthouse Financial, Inc.*	51
2,334	Lincoln National Corp.	158
9,721	MetLife, Inc.	455
2,366	Principal Financial Group, Inc.	148
3,711	Prudential Financial, Inc.	379
2,360	Unum Group	114
		1,611
	Multi-Line Insurance (0.2%)
8,631	American International Group, Inc.	522
3,843	Hartford Financial Services Group, Inc.	208
2,810	Loews Corp.	131
		861
	Multi-Sector Holdings (0.8%)
17,344	Berkshire Hathaway, Inc. "B"*	3,142
2,777	Leucadia National Corp.	66
		3,208
	Property & Casualty Insurance (0.4%)
3,329	Allstate Corp.	301
4,199	Chubb Ltd.	594
1,525	Cincinnati Financial Corp.	117
5,079	Progressive Corp.	236
2,551	Travelers Companies, Inc.	309
2,431	XL Group Ltd.	100
		1,657
	Regional Banks (0.6%)
7,177	BB&T Corp.	331
5,207	Citizens Financial Group, Inc.	172
1,753	Comerica, Inc.	120
7,686	Fifth Third Bancorp	201
11,258	Huntington Bancshares, Inc.	142
6,620	KeyCorp	114
1,577	M&T Bank Corp.	233
4,302	PNC Financial Services Group, Inc.	539
12,520	Regions Financial Corp.	177
3,940	SunTrust Banks, Inc.	217
2,072	Zions Bancorp	90
		2,336
	Reinsurance (0.0%)
375	Everest Re Group Ltd.	95
	Specialized Finance (0.1%)
3,122	CME Group, Inc.	393
	Total Financials	27,414
	Health Care (7.0%)
	Biotechnology (1.5%)
14,526	AbbVie, Inc.	1,094
1,985	Alexion Pharmaceuticals, Inc.*	283
6,768	Amgen, Inc.	1,203
1,962	Biogen, Inc.*	621
7,150	Celgene Corp.*	993
11,931	Gilead Sciences, Inc.	999

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)
1,552	Incyte Corp.*	$213
680	Regeneron Pharmaceuticals, Inc.*	338
2,283	Vertex Pharmaceuticals, Inc.*	366
		6,110
	Health Care Distributors (0.2%)
1,544	AmerisourceBergen Corp.	124
2,930	Cardinal Health, Inc.	198
831	Henry Schein, Inc.*	144
2,002	McKesson Corp.	299
		765
	Health Care Equipment (1.2%)
15,845	Abbott Laboratories(i)	807
4,106	Baxter International, Inc.	255
2,200	Becton, Dickinson & Co.	439
11,978	Boston Scientific Corp.*	330
662	C.R. Bard, Inc.	212
5,384	Danaher Corp.	449
1,920	Edwards Lifesciences Corp.*	218
2,461	Hologic, Inc.*	95
808	IDEXX Laboratories, Inc.*	126
343	Intuitive Surgical, Inc.*	345
12,500	Medtronic plc	1,008
1,294	ResMed, Inc.	100
2,748	Stryker Corp.	389
810	Varian Medical Systems, Inc.*	86
1,771	Zimmer Biomet Holdings, Inc.	202
		5,061
	Health Care Facilities (0.1%)
2,661	HCA Healthcare, Inc.*	209
832	Universal Health Services, Inc. "B"	90
		299
	Health Care Services (0.2%)
1,271	DaVita, Inc.*	74
1,218	Envision Healthcare Corp.*	64
5,521	Express Scripts Holding Co.*	347
942	Laboratory Corp. of America Holdings*	148
1,226	Quest Diagnostics, Inc.	133
		766
	Health Care Supplies (0.1%)
703	Align Technology, Inc.*	124
504	Cooper Companies, Inc.	127
2,428	Dentsply Sirona, Inc.	137
		388
	Health Care Technology (0.0%)
2,532	Cerner Corp.*	172
	Life Sciences Tools & Services (0.4%)
2,762	Agilent Technologies, Inc.	179
1,299	Illumina, Inc.*	265
274	Mettler-Toledo International, Inc.*	166
1,114	PerkinElmer, Inc.	75
3,572	Thermo Fisher Scientific, Inc.	668
690	Waters Corp.*	127
		1,480
	Managed Health Care (0.9%)
3,154	Aetna, Inc.	497
2,420	Anthem, Inc.	474
1,565	Centene Corp.*	139

13 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
2,271	Cigna Corp.	$414
1,372	Humana, Inc.	353
8,841	UnitedHealth Group, Inc.	1,759
		3,636
	Pharmaceuticals (2.4%)
3,066	Allergan plc	703
15,043	Bristol-Myers Squibb Co.	910
8,867	Eli Lilly & Co.	721
24,598	Johnson & Johnson(i)	3,256
25,042	Merck & Co., Inc.	1,599
3,969	Mylan N.V.*	125
1,377	Perrigo Co. plc	109
53,417	Pfizer, Inc.	1,812
4,481	Zoetis, Inc.	281
		9,516
	Total Health Care	28,193
	Industrials (4.8%)
	Aerospace & Defense (1.2%)
3,879	Arconic, Inc.	99
5,126	Boeing Co.	1,229
2,590	General Dynamics Corp.	521
653	L3 Technologies, Inc.	119
2,273	Lockheed Martin Corp.	694
1,594	Northrop Grumman Corp.	434
2,597	Raytheon Co.	473
1,482	Rockwell Collins, Inc.	194
2,574	Textron, Inc.	126
443	TransDigm Group, Inc.	115
6,855	United Technologies Corp.	821
		4,825
	Agricultural & Farm Machinery (0.1%)
2,559	Deere & Co.	297
	Air Freight & Logistics (0.3%)
1,462	C.H. Robinson Worldwide, Inc.	103
1,610	Expeditors International of Washington, Inc.	90
2,275	FedEx Corp.	488
6,406	United Parcel Service, Inc. "B"	733
		1,414
	Airlines (0.3%)
1,031	Alaska Air Group, Inc.	77
4,668	American Airlines Group, Inc.	209
6,790	Delta Air Lines, Inc.	320
5,444	Southwest Airlines Co.	284
2,553	United Continental Holdings, Inc.*	158
		1,048
	Building Products (0.2%)
1,344	A.O. Smith Corp.	75
975	Allegion plc	77
1,553	Fortune Brands Home & Security, Inc.	97
8,034	Johnson Controls International plc	318
3,073	Masco Corp.	113
		680
	Construction & Engineering (0.0%)
1,020	Fluor Corp.	39
963	Jacobs Engineering Group, Inc.	53

Portfolio of Investments | 14

		Market
Number		Value
of Shares	Security	(000)
1,392	Quanta Services, Inc.*	$50
		142
	Construction Machinery & Heavy Trucks (0.3%)
5,480	Caterpillar, Inc.	644
1,364	Cummins, Inc.	217
3,016	PACCAR, Inc.	200
		1,061
	Diversified Support Services (0.0%)
762	Cintas Corp.	103
	Electrical Components & Equipment (0.3%)
406	Acuity Brands, Inc.	72
2,365	AMETEK, Inc.	149
4,054	Eaton Corp. plc	291
5,920	Emerson Electric Co.	349
1,144	Rockwell Automation, Inc.	188
		1,049
	Environmental & Facilities Services (0.1%)
2,390	Republic Services, Inc.	156
708	Stericycle, Inc.*	51
3,711	Waste Management, Inc.	286
		493
	Human Resource & Employment Services (0.0%)
1,300	Robert Half International, Inc.	59
	Industrial Conglomerates (1.0%)
5,456	3M Co.	1,115
78,654	General Electric Co.(i)	1,931
6,699	Honeywell International, Inc.	926
798	Roper Technologies, Inc.	184
		4,156
	Industrial Machinery (0.4%)
936	Dover Corp.	79
1,268	Flowserve Corp.	50
2,506	Fortive Corp.	163
2,839	Illinois Tool Works, Inc.	390
2,627	Ingersoll-Rand plc	224
1,216	Parker-Hannifin Corp.	196
1,502	Pentair plc	93
590	Snap-On, Inc.	87
1,532	Stanley Black & Decker, Inc.	221
1,548	Xylem, Inc.	96
		1,599
	Railroads (0.4%)
8,426	CSX Corp.	423
1,035	Kansas City Southern	107
2,582	Norfolk Southern Corp.	311
7,372	Union Pacific Corp.	777
		1,618
	Research & Consulting Services (0.1%)
1,244	Equifax, Inc.	177
2,951	IHS Markit Ltd.*	138
2,884	Nielsen Holdings plc	112
1,377	Verisk Analytics, Inc.*	112
		539
	Trading Companies & Distributors (0.1%)
2,691	Fastenal Co.	115

15 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
744	United Rentals, Inc.*	$88
558	W.W. Grainger, Inc.	90
		293
	Trucking (0.0%)
714	JB Hunt Transport Services, Inc.	71
	Total Industrials	19,447
	Information Technology (11.3%)
	Application Software (0.5%)
4,518	Adobe Systems, Inc.*	701
796	ANSYS, Inc.*	103
1,733	Autodesk, Inc.*	198
1,380	Citrix Systems, Inc.*	108
2,223	Intuit, Inc.	314
6,219	salesforce.com, Inc.*	594
1,398	Synopsys, Inc.*	112
		2,130
	Communications Equipment (0.5%)
45,656	Cisco Systems, Inc.	1,470
561	F5 Networks, Inc.*	67
1,100	Harris Corp.	135
3,064	Juniper Networks, Inc.	85
1,485	Motorola Solutions, Inc.	131
		1,888
	Data Processing & Outsourced Services (1.3%)
511	Alliance Data Systems Corp.	115
3,991	Automatic Data Processing, Inc.	425
2,904	Fidelity National Information Services, Inc.	270
2,225	Fiserv, Inc.*	275
1,450	Global Payments, Inc.	139
8,658	MasterCard, Inc. "A"	1,154
2,957	Paychex, Inc.	169
10,200	PayPal Holdings, Inc.*	629
1,410	Total System Services, Inc.	97
16,858	Visa, Inc. "A"	1,745
4,985	Western Union Co.	94
		5,112
	Electronic Components (0.1%)
2,540	Amphenol Corp. "A"	205
8,581	Corning, Inc.	247
		452
	Electronic Equipment & Instruments (0.0%)
1,385	FLIR Systems, Inc.	53
	Electronic Manufacturing Services (0.1%)
3,684	TE Connectivity Ltd.	293
	Home Entertainment Software (0.2%)
6,138	Activision Blizzard, Inc.	403
2,669	Electronic Arts, Inc.*	324
		727
	Internet Software & Services (2.3%)
1,689	Akamai Technologies, Inc.*	80
2,717	Alphabet, Inc. "A"*	2,595
2,725	Alphabet, Inc. "C"*	2,560
9,196	eBay, Inc.*	332
21,584	Facebook, Inc. "A"*	3,712

Portfolio of Investments | 16

		Market
Number		Value
of Shares	Security	(000)
849	VeriSign, Inc.*	$88
		9,367
	IT Consulting & Other Services (0.6%)
5,486	Accenture plc "A"	717
5,487	Cognizant Technology Solutions Corp. "A"	388
1,287	CSRA, Inc.	41
2,609	DXC Technology Co.	222
827	Gartner, Inc.*	100
7,880	International Business Machines Corp.	1,127
		2,595
	Semiconductor Equipment (0.2%)
9,813	Applied Materials, Inc.	443
1,382	KLA-Tencor Corp.	129
1,473	Lam Research Corp.	245
		817
	Semiconductors (1.5%)
6,955	Advanced Micro Devices, Inc.*	90
3,352	Analog Devices, Inc.	281
3,665	Broadcom Ltd.	924
43,450	Intel Corp.	1,524
1,910	Microchip Technology, Inc.	166
9,667	Micron Technology, Inc.*	309
5,482	NVIDIA Corp.	929
1,030	Qorvo, Inc.*	75
13,315	QUALCOMM, Inc.	696
1,701	Skyworks Solutions, Inc.	179
9,097	Texas Instruments, Inc.	753
2,233	Xilinx, Inc.	148
		6,074
	Systems Software (1.8%)
3,234	CA, Inc.	107
70,496	Microsoft Corp.(i)	5,271
27,427	Oracle Corp.	1,380
1,588	Red Hat, Inc.*	171
5,191	Symantec Corp.	156
		7,085
	Technology Hardware, Storage, & Peripherals (2.2%)
47,608	Apple, Inc.(i)	7,808
15,299	Hewlett Packard Enterprise Co.	276
15,371	HP, Inc.	293
2,928	NetApp, Inc.	113
2,663	Seagate Technology plc	84
2,659	Western Digital Corp.	235
2,213	Xerox Corp.	72
		8,881
	Total Information Technology	45,474
	Materials (1.4%)
	Commodity Chemicals (0.1%)
3,016	LyondellBasell Industries N.V. "A"	273
	Construction Materials (0.1%)
582	Martin Marietta Materials, Inc.	123
1,365	Vulcan Materials Co.	166
		289
	Diversified Chemicals (0.4%)
10,096	Dow Chemical Co.	673

17 | USAA Growth and Tax Strategy Fund

		Market
Number		Value
of Shares	Security	(000)
7,690	E.I. du Pont de Nemours & Co.	$645
1,519	Eastman Chemical Co.	131
		1,449
	Diversified Metals & Mining (0.0%)
12,380	Freeport-McMoRan, Inc.*	183
	Fertilizers & Agricultural Chemicals (0.2%)
2,035	CF Industries Holdings, Inc.	59
1,113	FMC Corp.	96
3,874	Monsanto Co.	454
3,264	Mosaic Co.	65
		674
	Gold (0.0%)
5,195	Newmont Mining Corp.	199
	Industrial Gases (0.1%)
1,923	Air Products & Chemicals, Inc.	279
2,524	Praxair, Inc.	332
		611
	Metal & Glass Containers (0.0%)
3,094	Ball Corp.	124
	Paper Packaging (0.2%)
906	Avery Dennison Corp.	85
3,771	International Paper Co.	203
860	Packaging Corp. of America	97
1,821	Sealed Air Corp.	81
2,595	WestRock Co.	148
		614
	Specialty Chemicals (0.3%)
1,113	Albemarle Corp.	129
2,321	Ecolab, Inc.	309
807	International Flavors & Fragrances, Inc.	111
2,397	PPG Industries, Inc.	250
715	Sherwin-Williams Co.	243
		1,042
	Steel (0.0%)
2,663	Nucor Corp.	147
	Total Materials	5,605
	Real Estate (1.4%)
	Real Estate Services (0.0%)
2,808	CBRE Group, Inc. "A"*	101
	REITs - Health Care (0.2%)
4,358	HCP, Inc.	130
3,300	Ventas, Inc.	226
3,536	Welltower, Inc.	259
		615
	REITs - Hotel & Resort (0.0%)
6,924	Host Hotels & Resorts, Inc.	125
	REITs - Industrial (0.1%)
3,247	Duke Realty Corp.	96
5,203	ProLogis, Inc.	330
		426
	REITs - Office (0.1%)
832	Alexandria Real Estate Equities, Inc.	101

Portfolio of Investments | 18

		Market
Number		Value
of Shares	Security	(000)
1,478	Boston Properties, Inc.	$178
888	SL Green Realty Corp.	86
1,602	Vornado Realty Trust	119
		484
	REITs - Residential (0.2%)
1,680	Apartment Investment & Management Co. "A"	76
1,424	AvalonBay Communities, Inc.	267
3,035	Equity Residential	204
508	Essex Property Trust, Inc.	135
1,171	Mid-America Apartment Communities, Inc.	125
2,624	UDR, Inc.	102
		909
	REITs - Retail (0.3%)
663	Federal Realty Investment Trust	84
5,418	GGP, Inc.	113
3,567	Kimco Realty Corp.	70
2,079	Realty Income Corp.	120
1,543	Regency Centers Corp.	99
2,878	Simon Property Group, Inc.	451
		937
	REITs - Specialized (0.5%)
3,776	American Tower Corp.	559
3,338	Crown Castle International Corp.	362
1,413	Digital Realty Trust, Inc.	167
712	Equinix, Inc.	334
1,331	Extra Space Storage, Inc.	103
2,366	Iron Mountain, Inc.	93
1,505	Public Storage	309
5,747	Weyerhaeuser Co.	188
		2,115
	Total Real Estate	5,712
	Telecommunication Services (1.0%)
	Alternative Carriers (0.0%)
2,615	Level 3 Communications, Inc.*	142
	Integrated Telecommunication Services (1.0%)
56,138	AT&T, Inc.(i)	2,103
5,667	CenturyLink, Inc.	112
37,248	Verizon Communications, Inc.	1,787
		4,002
	Total Telecommunication Services	4,144
	Utilities (1.6%)
	Electric Utilities (1.0%)
2,301	Alliant Energy Corp.	98
4,277	American Electric Power Co., Inc.	315
6,510	Duke Energy Corp.	568
2,813	Edison International	226
1,670	Entergy Corp.	132
3,350	Eversource Energy	211
8,268	Exelon Corp.	313
4,254	FirstEnergy Corp.	139
4,239	NextEra Energy, Inc.	638
4,472	PG&E Corp.	315
1,023	Pinnacle West Capital Corp.	92
6,354	PPL Corp.	249
9,081	Southern Co.	438

19 | USAA Growth and Tax Strategy Fund

					Market
Number					Value
of Shares	Security				(000)
4,885	Xcel Energy, Inc.				$242
					3,976
	Independent Power Producers & Energy Traders (0.0%)
7,062	AES Corp.				78
2,902	NRG Energy, Inc.				72
					150
	Multi-Utilities (0.5%)
2,468	Ameren Corp.				148
2,918	CenterPoint Energy, Inc.				87
2,468	CMS Energy Corp.				120
2,789	Consolidated Edison, Inc.				235
5,851	Dominion Resources, Inc.				461
1,653	DTE Energy Co.				186
4,866	Public Service Enterprise Group, Inc.				228
1,475	SCANA Corp.				89
2,333	Sempra Energy				275
2,943	WEC Energy Group, Inc.				192
					2,021
	Water Utilities (0.1%)
1,875	American Water Works Co., Inc.				152
	Total Utilities				6,298
	Total Blue Chip Stocks (cost: $104,057)				192,983
	RIGHTS (0.0%)
	Consumer Staples (0.0%)
	Food Retail (0.0%)
1,460	Safeway Casa Ley CVR*(b),(k)				1
1,460	Safeway PDC, LLC CVR*(b),(k)				—
					1
	Total Consumer Staples				1
	Total Rights (cost: $1)				1
	Total Equity Securities (cost: $104,058)				192,984
	Total Investments (cost: $308,038)				$403,566
					Unrealized
					Appreciation/
Number of	Expiration		Notional	Contract	(Depreciation)
Contracts		Date	Amount (000)	Value (000)	(000)
	FUTURES (n)
	LONG FUTURES
	Equity Contracts
8	E-mini S&P 500	9/15/2017	980 USD	$988	$8
	Total Futures			$988	$8

Portfolio of Investments | 20

($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
Tax-Exempt Securities:
Tax-Exempt Bonds	$	— $	188,542	$	— $	188,542
Tax-Exempt Money Market Instruments:
Variable-Rate Demand Notes		—	20,775		—	20,775
Government & U.S. Treasury Money Market
Instruments:
Government & U.S. Treasury Money Market
Funds		1,166	—		—	1,166
U.S. Treasury Bills		99	—		—	99
Equity Securities:
Blue Chip Stocks		192,983	—		—	192,983
Rights		—	—		1	1
Futures(1)		8	—		—	8
Total		$194,256	$209,317		$1	$403,574

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

RECONCILIATION OF LEVEL 3 INVESTMENTS

($ in 000s)	Rights
Balance as of May 31, 2017	$1
Purchases	-
Sales	-
Transfers into Level 3	-
Transfers out of Level 3	-
Net realized gain (loss) on investments	-
Change in net unrealized appreciation/(depreciation) of investments	-

Balance as of August 31, 2017	$1

For the period of June 1, 2017, through August 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

21 | USAA Growth and Tax Strategy Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, the USAA Growth and Tax Strategy Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation

Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

22 | USAA Growth and Tax Strategy Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

3.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4.Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

5.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

6.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is

23 | USAA Growth and Tax Strategy Fund

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value derived from the values used for tax valuation and reporting purposes. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included. The Fund had no securities out on loan as of August 31, 2017.

D.Derivative instruments and hedging activities – The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to, futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining

Notes to Portfolio of Investments | 24

exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the transaction. The Fund's derivative agreements held at August 31, 2017, did not include master netting provisions.

Futures contracts – The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

E.Securities purchased on a delayed-delivery or when-issued basis – Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when- issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F.As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2017, were

$100,290,000 and $4,762,000, respectively, resulting in net unrealized appreciation of $95,528,000.

G.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $403,918,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

H.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend

25 | USAA Growth and Tax Strategy Fund

Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Variable-rate demand notes (VRDNs) – Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

Rights – Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA	Economic Development Authority
IDA	Industrial Development Authority/Agency
MTA	Metropolitan Transportation Authority
PRE	Pre-refunded to a date prior to maturity
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.
USD	Unified School District

Credit enhancements – Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

Notes to Portfolio of Investments | 26

(INS)	Principal and interest payments are insured by one of the following: ACA Financial
Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured
Guaranty Municipal Corp., Build America Mutual Assurance Corp., or National
Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ)	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank, A.G., or JP
Morgan Chase & Co.
(LOC)	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
(NBGA)	Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

SPECIFIC NOTES

(a)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(b)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2017, was $166,000, which represented less than 0.1% of the Fund's net assets.

(c)Pay-in-kind (PIK) - security in which the issuer has or will have the option to make all or a portion of the interest or dividend payments in additional securities in lieu of cash.

(d)Up to 6.05% of the coupon may be PIK.

(e)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(f)At August 31, 2017, the aggregate market value of securities purchased on a delayed-delivery basis was $1,152,000, of which all were when-issued securities.

(g)At August 31, 2017, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.

(h)Rate represents the money market fund annualized seven-day yield at August 31, 2017.

(i)The security, or a portion thereof, is segregated to cover the value of open futures contracts at August 31, 2017.

(j)Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.

(k)Security was fair valued at August 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. Security was fair valued at Level 3.

The total value of all such securities was $1,000, which represented less than 0.1% of the Fund's net assets.

(l)Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

27 | USAA Growth and Tax Strategy Fund

(m)Securities with a value of $99,000 are segregated as collateral for initial margin requirements on open futures contracts.

(n)The contract value of futures purchased and/or sold as a percentage of net assets is 0.2%.

*Non-income-producing security.

Notes to Portfolio of Investments | 28

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA INTERNATIONAL FUND

AUGUST 31, 2017

(Form N-Q)

48050 -1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA International Fund

August 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (98.7%)

COMMON STOCKS (98.6%)

Consumer Discretionary (13.2%)

Advertising (1.3%)

54,900	Gendai Agency, Inc.	$284
2,966,793	WPP plc	54,476
		54,760
	Apparel Retail (0.7%)
1,001,788	Hennes & Mauritz AB "B"(a)	25,341
105,300	Honeys Co. Ltd.	1,186
200,414	KappAhl AB	1,135
31,730	Nishimatsuya Chain Co. Ltd.	333
72,800	PAL Group Holdings Co. Ltd.	2,321
		30,316
	Apparel, Accessories & Luxury Goods (1.8%)
3,576,690	361 Degrees International Ltd.	1,540
53,398,800	Global Brands Group Holding Ltd.*	4,776
12,863	Hermes International	6,804
75,014	Luxottica Group S.p.A.	4,318
202,734	LVMH Moet Hennessy Louis Vuitton SE	53,156
114,100	Sanyo Shokai Ltd.	1,697
5,554,000	Xtep International Holdings Ltd.	1,973
		74,264
	Auto Parts & Equipment (2.5%)
283,200	Ahresty Corp.	2,373
333,800	Aisan Industry Co. Ltd.	2,988
144,742	Delphi Automotive plc	13,953
861,200	Denso Corp.	41,801
132,500	Exedy Corp.	3,971
18,115	Faurecia	1,054
108,400	Futaba Industrial Co. Ltd.	1,078
64,100	G-Tekt Corp.	1,235
59,300	Imasen Electric Industrial Co. Ltd.	686
50,300	Kasai Kogyo Co. Ltd.	720
269,500	Keihin Corp.	4,440
213,700	Nissin Kogyo Co. Ltd.	3,699
208,600	NOK Corp.	4,694
296,270	Showa Corp.*	3,371
386,188	Sogefi S.p.A.*	2,008
296,200	Sumitomo Riko Co. Ltd.	2,842
44,100	Taiho Kogyo Co. Ltd.	631
249,800	Tokai Rika Co. Ltd.	4,715
182,700	Toyoda Gosei Co. Ltd.	4,259
3,176,000	Xinyi Glass Holdings Ltd.	3,166
		103,684

1 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
	Automobile Manufacturers (0.5%)
365,500	Honda Motor Co. Ltd.	$10,243
833,980	Mitsubishi Motors Corp.	6,160
29,260	Renault S.A.	2,590
		18,993
	Automotive Retail (0.2%)
531,089	BCA Marketplace plc	1,291
1,052,434	Halfords Group plc	4,395
1,348,126	Vertu Motors plc	758
		6,444
	Broadcasting (0.9%)
131,385	Fuji Media Holdings, Inc.	1,965
44,885	M6-Metropole Television S.A.	987
1,153,855	Nine Entertainment Co. Holdings Ltd.	1,252
134,720	Nippon Television Holdings, Inc.	2,446
548,958	ProSiebenSat.1 Media AG	18,416
329,663	RAI Way S.p.A.(b)	1,805
288,414	Television Francaise 1 S.A.(a)	3,875
144,600	Tokyo Broadcasting System, Inc.	2,775
129,130	TV Asahi Holdings Corp.	2,606
		36,127
	Casinos & Gaming (0.0%)
802,000	Melco International Dev. Ltd.	1,882
	Computer & Electronics Retail (0.2%)
170,920	CECONOMY AG	1,873
144,600	EDION Corp.	1,390
167,638	Unieuro S.p.A.*(b)	3,532
		6,795
	Consumer Electronics (0.3%)
173,700	Alpine Electronics, Inc.	3,208
286,910	Funai Electric Co. Ltd.	2,195
249,000	Nikon Corp.	4,106
1,960,100	Pioneer Corp.*	3,655
		13,164
	Department Stores (0.1%)
1,035,980	Marks & Spencer Group plc	4,281
56,658	Tokmanni Group Corp.	546
		4,827
	Distributors (0.0%)
30,000	Arata Corp.	1,349
	Education Services (0.1%)
61,500	Benesse Holdings, Inc.	2,366
215,435	IDP Education Ltd.	925
		3,291
	Footwear (0.1%)
8,212,000	Daphne International Holdings Ltd.*	682
751,396	Geox S.p.A.	3,000
		3,682
	General Merchandise Stores (0.1%)
818,854	B&M European Value Retail S.A.	3,943
	Home Furnishings (0.1%)
1,439,600	Man Wah Holdings Ltd.	1,339

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
246,409	Victoria plc*	$2,052
		3,391
	Home Improvement Retail (0.1%)
15,080	Hornbach Holding AG & Co. KGaA	1,375
222,700	Kohnan Shoji Co. Ltd.	4,173
		5,548
	Homebuilding (0.4%)
92,952	Bellway plc	3,850
242,206	Crest Nicholson Holdings plc	1,704
329,900	Haseko Corp.	4,087
126,900	Meiwa Estate Co. Ltd.	1,033
296,600	Nihon House Holdings Co. Ltd.	1,478
279,509	Redrow plc	2,243
		14,395
	Hotels, Resorts & Cruise Lines (0.1%)
404,635	Scandic Hotels Group AB(b)	5,576
	Household Appliances (0.1%)
38,400	SodaStream International Ltd.*	2,313
	Internet & Direct Marketing Retail (0.0%)
760,670	Qliro Group AB*	1,714
	Leisure Facilities (0.1%)
445,600	Tokyo Dome Corp.	4,224
	Leisure Products (0.2%)
50,321	Games Workshop Group plc	1,067
124,020	Sankyo Co. Ltd.	4,050
189,081	Technogym S.p.A.(b)	1,649
8,334	Trigano S.A.	1,090
		7,856
	Movies & Entertainment (0.3%)
218,500	Avex Group Holdings, Inc.	2,995
684,917	Cineworld Group plc	5,735
411,559	Technicolor S.A.	1,504
		10,234
	Publishing (0.0%)
425,844	Arnoldo Mondadori Editore S.p.A.*	960
45,600	Proto Corp.	811
		1,771
	Restaurants (2.7%)
420,860	Collins Foods Ltd.	2,007
2,981,856	Compass Group plc	63,699
411,189	EI Group plc*	751
206,788	Greggs plc	3,217
926,906	SSP Group plc	6,628
1,061,375	Yum China Holdings, Inc.*	37,530
		113,832
	Specialized Consumer Services (0.0%)
38,400	Studio Alice Co. Ltd.	930
	Specialty Stores (0.2%)
584,355	JD Sports Fashion plc	2,449
155,427	WH Smith plc	3,716
179,900	Xebio Holdings Co. Ltd.	3,550
		9,715

3 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
	Textiles (0.1%)
1,346,000	Shikibo Ltd.	$1,959
	Total Consumer Discretionary	546,979
	Consumer Staples (13.8%)
	Agricultural Products (0.1%)
114,900	Chubu Shiryo Co. Ltd.	1,941
671,528	Costa Group Holdings Ltd.	2,829
		4,770
	Brewers (1.2%)
4,024,907	Ambev S.A. ADR	25,196
164,637	Carlsberg A/S "B"	18,895
49,809	Heineken N.V.	5,226
		49,317
	Distillers & Vintners (2.7%)
1,431,070	Diageo plc	47,965
467,348	Pernod Ricard S.A.	63,870
		111,835
	Drug Retail (0.1%)
169,000	Cawachi Ltd.	4,104
	Food Distributors (0.1%)
391,798	Conviviality plc	2,077
854,846	Metcash Ltd.	1,849
49,000	Shoei Foods Corp.	2,380
		6,306
	Food Retail (0.5%)
25,500	Arcs Co. Ltd.	571
27,100	Heiwado Co. Ltd.	633
1,830,243	J Sainsbury plc	5,576
286,952	Loblaw Companies Ltd.	15,564
		22,344
	Household Products (1.4%)
372,697	Pz Cussons plc	1,653
602,431	Reckitt Benckiser Group plc	57,117
67,200	S.T. Corp.	1,521
		60,291
	Hypermarkets & Super Centers (0.1%)
170,920	Metro AG*	3,341
	Packaged Foods & Meat (4.0%)
1,893,687	a2 Milk Co. Ltd.*(a)	7,546
490,090	DANONE S.A.	38,594
1,123,500	Feed One Co. Ltd.	2,402
39,100	Fujiya Co. Ltd.	864
91,514	La Doria S.p.A.	1,149
279,000	Marudai Food Co. Ltd.	1,327
54,900	Maruha Nichiro Corp.	1,593
393,000	Morinaga Milk Industry Co. Ltd.	3,103
1,205,163	Nestle S.A.	102,237
404,000	Nisshin Oillio Group Ltd.	2,896
80,978	Salmar ASA	2,348
21,000	Starzen Co. Ltd.	988
		165,047
	Personal Products (2.7%)
516,485	Beiersdorf AG	55,140

Portfolio of Investments | 4

		Market
Number		Value
of Shares	Security	(000)
2,881,800	Best World International Ltd.(a)	$2,508
370,000	Kao Corp.	23,095
129,619	L'Oreal S.A.	27,366
45,000	Sagami Rubber Industries Co. Ltd.	677
30,300	Ya-Man Ltd.	2,676
		111,462
	Soft Drinks (0.1%)
110,288	Fevertree Drinks plc	3,517
	Tobacco (0.8%)
914,700	Japan Tobacco, Inc.	31,318
	Total Consumer Staples	573,652
	Energy (4.1%)
	Integrated Oil & Gas (3.4%)
2,649,909	BP plc	15,253
2,229,849	ENI S.p.A.	34,960
1,477,084	Gazprom PAO ADR	5,894
107,114	Lukoil PJSC ADR	5,385
359,194	Petroleo Brasileiro S.A. ADR*	3,225
428,909	Royal Dutch Shell plc "B"	11,983
143,279	Statoil ASA	2,715
1,340,456	Suncor Energy, Inc.(a)	42,004
700,600	Surgutneftegas ADR	3,204
155,500	Surgutneftegaz ADR	707
289,074	Total S.A.	14,951
		140,281
	Oil & Gas Equipment & Services (0.4%)
175,231	Fugro N.V.*	2,225
114,788	Ocean Yield ASA(a)	1,010
827,949	Saipem S.p.A.*	3,073
660,251	Subsea 7 S.A.	9,506
		15,814
	Oil & Gas Exploration & Production (0.3%)
99,733	Det Norske Oljeselskap ASA	1,826
270,700	INPEX Corp.	2,588
230,000	Japan Petroleum Exploration Co. Ltd.	4,414
152,630	KazMunaiGas Exploration Production GDR	1,542
399,853	Painted Pony Energy Ltd.*	1,069
		11,439
	Oil & Gas Refining & Marketing (0.0%)
91,647	CropEnergies AG	1,054
55,503	VERBIO Vereinigte Bioenergi AG	723
		1,777
	Total Energy	169,311
	Financials (16.1%)
	Asset Management & Custody Banks (1.4%)
97,090	Banca Generali S.p.A.	3,205
32,546	Deutsche Beteiligungs AG	1,604
275,483	GAM Holding AG	4,237
12,529	HBM Healthcare Investments AG	1,464
594,796	Julius Baer Group Ltd.*	33,246
485,918	Magellan Financial Group Ltd.	9,553
112,500	SBI Holdings, Inc.	1,564
482,100	Uranium Participation Corp.*	1,444
		56,317

5 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
	Consumer Finance (0.1%)
482,341	Arrow Global Group plc	$2,911
136,000	Jaccs Co. Ltd.	674
		3,585
	Diversified Banks (7.0%)
803,116	Aldermore Group plc*	2,342
930,644	Allahabad Bank Ltd.*	1,013
1,055,039	Alpha Bank AE*	2,675
710,622	Banca Popolare dell'Emilia Romagna SC	4,003
7,565,663	Barclays plc	18,696
137,322	BNP Paribas S.A.	10,448
1,295,265	CaixaBank S.A.	6,689
440,991	Canara Bank Ltd.	2,350
936,498	Corporation Bank*	656
244,400	Dah Sing Financial Holdings Ltd.	1,772
3,042,000	DBS Group Holdings Ltd.	46,260
1,773,185	HSBC Holdings plc	17,208
4,177,258	ING Groep N.V.	74,095
106,048	KB Financial Group, Inc.	5,210
377,399	KBC Groep N.V.	31,014
1,592,300	Mitsubishi UFJ Financial Group, Inc.	9,764
4,978,100	Mizuho Financial Group, Inc.	8,563
349,604	Norwegian Finance Holdings ASA*	4,123
229,200	Sberbank of Russia PJSC ADR	3,110
86,627	Shinhan Financial Group Co. Ltd.	3,995
141,298	Societe Generale S.A.	7,911
652,048	Standard Chartered plc*	6,492
249,900	Sumitomo Mitsui Financial Group, Inc.	9,352
151,790	Sumitomo Mitsui Trust Holdings, Inc.	5,255
421,264	UniCredit S.p.A.*	8,571
		291,567
	Diversified Capital Markets (1.7%)
91,909	Close Brothers Group plc	1,836
4,206,051	UBS Group AG*	69,301
		71,137
	Investment Banking & Brokerage (0.1%)
120,500	Aizawa Securities Co. Ltd.	820
335,200	Ichiyoshi Securities Co. Ltd.	3,153
		3,973
	Life & Health Insurance (2.8%)
9,225,400	AIA Group Ltd.	70,790
305,700	Dai-Ichi Life Holdings, Inc.	4,922
775,966	Prudential plc	18,217
11,334,000	Shin Kong Financial Holding Co. Ltd.	3,294
394,172	Societa Cattolica di Assicurazioni	3,385
501,494	Storebrand ASA	4,150
473,400	T&D Holdings, Inc.	6,496
261,109	TONGYANO Life Insurance Co. Ltd.	2,123
144,762	Wuestenrot & Wuerttembergische AG	3,798
		117,175
	Multi-Line Insurance (1.3%)
146,781	Ageas	6,817
103,490	ASR Nederland N.V.	4,011
402,538	Assicurazioni Generali S.p.A.	7,207
60,794	Topdanmark A/S*	2,374
51,568	Vittoria Assicurazioni S.p.A.	681
100,712	Zurich Insurance Group AG	30,131
		51,221

Portfolio of Investments | 6

		Market
Number		Value
of Shares	Security	(000)
	Multi-Sector Holdings (0.1%)
21,521	Corporacion Financiera Alba S.A.	$1,289
3,342,000	First Pacific Co. Ltd.	2,686
		3,975
	Other Diversified Financial Services (0.0%)
62,529,000	G-Resources Group Ltd.*	767
	Property & Casualty Insurance (0.1%)
312,241	Coface S.A.*	2,977
506,462	Hastings Group Holdings plc	2,084
		5,061
	Regional Banks (0.4%)
633,000	77th Bank Ltd.	2,954
14,700	Aichi Bank Ltd.	829
128,700	Chiba Kogyo Bank Ltd.	644
684,600	FIDEA Holdings Co. Ltd.	1,164
146,400	Mebuki Financial Group, Inc.	519
162,000	Miyazaki Bank Ltd.	549
309,000	Oita Bank Ltd.	1,178
197,006	Sparebank 1 Nord-Norge	1,562
265,268	SpareBank 1 SMN	2,787
142,960	SpareBank 1 SR-Bank ASA	1,534
2,052	St. Galler Kantonalbank "A"	919
520,600	Tochigi Bank Ltd.	2,046
586,000	Towa Bank Ltd.	581
		17,266
	Specialized Finance (0.2%)
474,900	Japan Securities Finance Co.	2,475
464,249	Plus500 Ltd.	5,484
23,400	Ricoh Leasing Co. Ltd.	818
		8,777
	Thrifts & Mortgage Finance (0.9%)
1,193,627	Housing Dev. Finance Corp. Ltd.	33,233
658,599	OneSavings Bank plc	3,358
179,271	Paragon Group Cos. plc	949
		37,540
	Total Financials	668,361
	Health Care (12.1%)
	Biotechnology (0.1%)
40,933	Swedish Orphan Biovitrum AB*	611
19,385	Vitrolife AB	1,627
		2,238
	Health Care Distributors (0.1%)
98,760	Suzuken Co. Ltd.	3,598
	Health Care Equipment (1.3%)
473,100	Nikkiso Co. Ltd.	4,321
1,284,100	Terumo Corp.	49,642
		53,963
	Health Care Facilities (0.2%)
365,485	Capio AB(b)	2,056
192,076	CVS Group plc	3,360
1,245,998	Estia Health Ltd.	3,120
322,088	Metlifecare Ltd.	1,411
329,495	Summerset Group Holdings Ltd.	1,211
		11,158

7 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
	Health Care Services (0.1%)
312,900	China Cord Blood Corp.*(a)	$4,130
52,900	Unimat Retirement Community Co. Ltd.	579
		4,709
	Health Care Supplies (2.0%)
224,573	Advanced Medical Solutions Group plc	923
1,433,700	Hoya Corp.	82,095
		83,018
	Health Care Technology (0.1%)
578,733	AGFA-Gevaert N.V.*	2,560
27,048	CompuGroup Medical SE	1,578
		4,138
	Life Sciences Tools & Services (0.4%)
99,800	CMIC Holdings Co. Ltd.	1,417
89,500	EPS Holdings, Inc.	1,755
45,800	ICON plc*	5,193
263,121	Qiagen N.V.*	8,443
		16,808
	Pharmaceuticals (7.8%)
3,693	Alk-Abello A/S	576
165,873	Almirall S.A.(a)	1,702
161,487	AstraZeneca plc	9,482
708,257	Bayer AG	90,638
77,200	Daito Pharmaceutical Co. Ltd.	1,952
70,400	Eisai Co. Ltd.	3,646
19,100	Fuji Pharma Co. Ltd.	660
842,308	Indivior plc*	4,538
26,705	Ipsen S.A.	3,588
64,800	Kyorin Holdings, Inc.	1,362
240,633	Merck KGaA	26,429
588,664	Novartis AG	49,662
968,601	Novo Nordisk A/S "B"	46,202
12,310	Orion Oyj "A"	580
284,143	Roche Holding AG	72,151
182,500	Takeda Pharmaceutical Co. Ltd.	10,088
982,000	United Laboratories International Holdings Ltd.*(a)	764
		324,020
	Total Health Care	503,650
	Industrials (15.5%)
	Aerospace & Defense (1.0%)
504,947	Chemring Group plc	1,156
148,021	FACC AG*	1,795
306,681	Latecoere S.A.*(a)	1,464
114,311	MTU Aero Engines AG	16,003
1,771,702	Rolls-Royce Holdings plc*	20,940
		41,358
	Agricultural & Farm Machinery (0.7%)
29,900	Iseki & Co. Ltd.	618
1,534,700	Kubota Corp.	26,580
		27,198
	Air Freight & Logistics (0.3%)
416,017	CTT-Correios de Portugal S.A.	2,579
76,849	Mainfreight Ltd.	1,364
178,000	Mitsui-Soko Holdings Co. Ltd.	513
1,227,758	PostNL N.V.	4,887

Portfolio of Investments | 8

		Market
Number		Value
of Shares	Security	(000)
134,000	Yusen Logistics Co. Ltd.	$1,269
		10,612
	Airlines (0.4%)
682,686	Air France-KLM*	10,427
123,765	Deutsche Lufthansa AG	3,104
104,996	Finnair Oyj	1,194
1,310,495	SAS AB*	3,233
		17,958
	Building Products (1.1%)
158,761	Compagnie de Saint-Gobain	8,708
306,400	Daikin Industries Co. Ltd.	30,644
603,300	Nippon Sheet Glass Co. Ltd.*	4,571
44,900	Sanko Metal Industrial Co. Ltd.	1,354
149,400	Sankyo Tateyama, Inc.	2,146
		47,423
	Commercial Printing (0.1%)
253,300	Toppan Forms Co. Ltd.	2,670
	Construction & Engineering (1.1%)
178,000	Asanuma Corp.	518
78,049	Bauer AG	2,532
472,000	Chiyoda Corp.	2,456
378,512	Costain Group plc	2,187
6,000	Daiho Corp.	27
25,686	Eiffage S.A.	2,654
211,600	JGC Corp.	3,401
74,000	Kitano Construction Corp.	296
178,000	Kumagai Gumi Co. Ltd.	557
527,636	Maire Tecnimont S.p.A.	3,200
158,400	Matsui Construction Co. Ltd.	1,418
85,094	Morgan Sindall Group plc	1,383
900,945	Mota - Engil, SGPS, S.A.	2,603
71,900	Nichireki Co. Ltd.	852
33,100	Nippon Koei Co. Ltd.	1,034
476,343	Peab AB	5,470
917,250	Raubex Group Ltd.	1,604
414,957	Shikun & Binui Ltd.	957
127,900	Shinnihon Corp.	937
511,000	Tekken Corp.	1,673
1,025,000	Toyo Engineering Corp.	2,592
1,978,400	United Engineers Ltd.	3,954
322,041	YIT Oyj	2,841
127,000	Yurtec Corp.	949
		46,095
	Construction Machinery & Heavy Trucks (0.1%)
168,196	Alstom S.A.	5,982
	Diversified Support Services (0.1%)
6,971	Cewe Stiftung & Co. KGaA	598
328,458	HomeServe plc	3,105
184,264	SmartGroup Corp. Ltd.	1,304
		5,007
	Electrical Components & Equipment (2.7%)
123,600	ENDO Lighting Corp.	1,571
55,400	Furukawa Electric Co. Ltd.	3,003
350,000	Iwasaki Electric Co. Ltd.	621
431,888	Legrand S.A.	30,273
341,000	Sanyo Denki Co. Ltd.	3,942
777,394	Schneider Electric SE*	62,681
1,685,000	Swcc Showa Holdings Co. Ltd.*	1,456

9 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
259,000	Ushio, Inc.	$3,517
173,201	Zumtobel Group AG	3,129
		110,193
	Environmental & Facilities Services (0.2%)
678,115	Derichebourg S.A.	6,441
	Heavy Electrical Equipment (0.0%)
604,061	Melrose Industries plc	1,719
	Human Resource & Employment Services (1.2%)
55,818	Adecco Group AG	4,045
3,549,615	Hays plc	8,400
323,629	Michael Page International	2,136
53,034	Openjob S.p.A. Agenzia Per Il Lavoro*	778
582,334	Randstad Holdings N.V.	34,042
54,213	Staffline Group plc	869
181,523	SThree plc	775
		51,045
	Industrial Conglomerates (0.7%)
80,157	Koninklijke Philips N.V.	3,033
83,888	Rheinmetall AG	8,574
850,863	Smiths Group plc	16,999
		28,606
	Industrial Machinery (1.8%)
147,800	FANUC Corp.	28,690
388,784	Fenner plc	1,724
3,595	Georg Fischer	4,143
141,700	Hisaka Works Ltd.	1,257
95,800	Hoden Seimitsu Kako Kenkyu Co. Ltd.	889
28,412	Industria Macchine Automatic S.p.A.	2,750
228,000	Japan Steel Works Ltd.	4,631
1,457,900	Mitsubishi Heavy Industries Ltd.	5,582
86,100	Nippon Thompson Co. Ltd.	491
31,600	Noritake Co. Ltd.	1,407
830,000	Ryobi Ltd.	4,175
68,200	Sansei Technologies, Inc.	518
58,033	Stabilus S.A.	4,974
1,035,100	Sunningdale Tech Ltd.	1,534
243,000	Tokyo Keiki, Inc.	654
778,000	Toshiba Machine Co. Ltd.	3,751
179,836	Valmet Oyj	3,410
24,589	Washtec AG	1,949
		72,529
	Marine (0.6%)
157,967	D/S Norden A/S*	3,361
200,302	Grindrod Ltd.*	208
184,000	Iino Kaiun Kaisha Ltd.	817
75,421	Kuehne & Nagel International AG	13,661
584,000	NS United Kaiun Kaisha Ltd.	1,248
15,958,000	Pacific Basin Shipping Ltd.*	3,630
70,415	Stolt-Nielsen Ltd.	1,057
		23,982
	Marine Ports & Services (0.1%)
70,867	Hamburger Hafen und Logistik AG	2,257
	Office Services & Supplies (0.2%)
385,300	KOKUYO Co. Ltd.	6,126
169,200	Relia, Inc.	1,889
		8,015

Portfolio of Investments | 10

		Market
Number		Value
of Shares	Security	(000)
	Railroads (1.4%)
687,332	Canadian National Railway Co.	$55,667
138,441	Go-Ahead Group plc	3,224
		58,891
	Research & Consulting Services (1.2%)
960,178	Experian plc	19,294
30,432	Intertrust N.V.(b)	489
1,462,909	RELX N.V.	30,712
		50,495
	Trading Companies & Distributors (0.4%)
35,977	B&B Tools AB "B"	425
3,427	Bossard Holdings AG "A"	746
92,000	Daiichi Jitsugyo Co. Ltd.	510
48,200	Kamei Corp.	715
113,800	Kuroda Electric Co. Ltd.	2,003
35,977	Momentum Group AB "B"*	388
85,700	Onoken Co. Ltd.	1,437
156,200	Ramirent Oyj	1,616
272,430	Rexel S.A.	4,070
2,202,052	SIG plc	5,071
131,200	Wakita & Co. Ltd.	1,525
		18,506
	Trucking (0.1%)
83,200	Hamakyorex Co. Ltd.	2,162
412,956	National Express Group plc	1,917
		4,079
	Total Industrials	641,061
	Information Technology (11.5%)
	Application Software (2.2%)
209,047	Dassault Systemes S.A.	20,593
618,843	SAP SE	64,904
47,772	SimCorp A/S	2,829
21,394	Temenos Group AG	2,111
		90,437
	Communications Equipment (0.2%)
33,100	Ituran Location & Control Ltd.	1,106
926,372	LM Ericsson Telephone Co. "B" ADR	5,429
17,169	Silicom Ltd.	939
		7,474
	Data Processing & Outsourced Services (1.2%)
749,036	Amadeus IT Group S.A.	46,430
163,642	Nets A/S*(b)	4,047
		50,477
	Electronic Components (1.2%)
91,400	CMK Corp.	895
133,300	Hosiden Corp.	2,235
764,900	Japan Display, Inc.*	1,378
542,800	Kyocera Corp.	32,587
114,400	Meiko Electronics Co. Ltd.	2,148
292,000	Nichicon Corp.	3,408
1,067,000	Nippon Chemi-Con Corp.	4,009
175,000	Simplo Technology Co. Ltd.	594
81,300	Sumida Corp.	1,540
413,000	Tamura Corp.	2,119
		50,913

11 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
	Electronic Equipment & Instruments (0.2%)
1,904	Basler AG	$351
482,700	Citizen Holdings Co. Ltd.	3,420
20,650	Comet Holding AG	2,933
24,902	Datalogic S.p.A.	820
649	Lem Holding S.A.	805
		8,329
	Home Entertainment Software (0.2%)
80,819	G5 Entertainment AB	4,058
203,600	GungHo Online Entertainment, Inc.	609
47,441	NHN Entertainment Corp.*	2,697
9,136	UbiSoft Entertainment S.A.*	609
		7,973
	Internet Software & Services (1.5%)
179,419	Alibaba Group Holding Ltd. ADR*	30,813
75,687	Baidu, Inc. ADR*	17,261
11,600	Criteo S.A. ADR*(a)	565
90,300	DeNA Co. Ltd.	1,932
358,300	Gree, Inc.	2,614
152,214	Rocket Internet SE*(b)	3,497
37,500	Wix.com Ltd.*	2,441
2,386	Xing AG	733
986,898	Xlmedia plc	1,640
		61,496
	IT Consulting & Other Services (1.5%)
4,266	Alten S.A.	363
353,338	Appen Ltd.	1,317
148,987	Computacenter plc	1,971
1,085,270	Fujitsu Ltd.	8,047
20,520	GFT Technologies SE(a)	387
91,160	Indra Sistemas S.A.*	1,435
62,600	Ines Corp.	569
31,200	Information Services International-Dentsu Ltd.	694
34,500	Nihon Unisys Ltd.	542
20,313	Sopra Steria Group	3,518
1,091,186	Tata Consultancy Services Ltd.	42,639
65,900	TIS, Inc.	1,945
		63,427
	Semiconductor Equipment (0.3%)
22,959	BE Semiconductor Industries N.V.	1,488
66,703	Siltronic AG*	6,512
86,460	Tokyo Seimitsu Co. Ltd.	2,969
		10,969
	Semiconductors (1.6%)
468,500	MediaTek, Inc.	4,199
99,800	Miraial Co. Ltd.	1,284
22,619	S.O.I.T.E.C.*	1,270
120,000	Shindengen Electric Manufacturing Co. Ltd.	787
1,047,200	Shinko Electric Industries Co. Ltd.	7,316
1,338,477	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	49,483
		64,339
	Systems Software (0.9%)
26,200	Alpha Systems, Inc.	525
271,026	Check Point Software Technologies Ltd.*	30,320
56,600	Computer Engineering & Consulting Ltd.	1,145
60,300	Fuji Soft, Inc.	1,804

Portfolio of Investments | 12

		Market
Number		Value
of Shares	Security	(000)
62,800	SRA Holdings, Inc.	$1,635
		35,429
	Technology Distributors (0.1%)
749,853	Electrocomponents plc	6,133
	Technology Hardware, Storage, & Peripherals (0.4%)
7,338,000	Acer, Inc.	3,696
186,000	Canon, Inc.	6,521
4,432,000	China Display Optoelectronic Technology Holdings Ltd.	566
1,157,164	Compal Electronics, Inc. GDR(c)	4,160
34,900	Fujitsu Frontech Ltd.	688
58,900	Melco Holdings, Inc.	1,889
		17,520
	Total Information Technology	474,916
	Materials (7.7%)
	Aluminum (0.0%)
255,600	Nippon Light Metal Holdings Co. Ltd.	753
	Commodity Chemicals (0.7%)
227,302	Ercros S.A.	793
46,740	Lenzing AG	7,373
142,000	Mitsui Chemicals, Inc.	850
87,000	Okura Industrial Co. Ltd.	576
864,937	Orica Ltd.	13,979
169,900	Teijin Ltd.	3,449
		27,020
	Construction Materials (0.3%)
201,220	Cementir Holding S.p.A.	1,452
571,630	Forterra plc(b)	2,025
130,492	LafargeHolcim Ltd.	7,668
43,012	Vicat S.A.	2,954
		14,099
	Diversified Chemicals (0.2%)
64,500	Ishihara Sangyo Kaisha Ltd.*	871
244,000	Showa Denko K.K.	6,483
		7,354
	Diversified Metals & Mining (1.0%)
286,819	Anglo American plc	5,202
221,681	Ivanhoe Mines Ltd. "A"*	804
28,754	Mineral Resources Ltd.	339
14,504,000	NetMind Financial Holdings Ltd.*	67
147,500	Northern Dynasty Minerals Ltd.*(a)	262
911,000	Pacific Metals Co. Ltd.*	2,585
603,818	Rio Tinto plc	29,253
1,918,851	Western Areas Ltd.*(a)	4,118
		42,630
	Fertilizers & Agricultural Chemicals (0.0%)
3,028,000	China BlueChemical Ltd.	933
	Forest Products (0.1%)
308,222	Svenska Cellulosa AB "B"	2,570
	Gold (0.7%)
178,300	Barrick Gold Corp.	3,211
772,092	Centamin plc	1,512
576,167	Centerra Gold, Inc.	3,460
1,175,115	Eldorado Gold Corp.	2,421
1,083,964	Gold Fields Ltd.	4,833

13 | USAA International Fund

		Market
Number		Value
of Shares	Security	(000)
605,367	Kinross Gold Corp.*	$2,760
168,928	Northern Star Resources Ltd.	700
2,365,530	Ramelius Resources Ltd.*	762
587,040	Regis Resources Ltd.	1,937
4,837,339	Resolute Mining Ltd.	4,653
666,126	Saracen Mineral Holdings Ltd.*	723
1,597,438	St. Barbara Ltd.*	3,581
		30,553
	Industrial Gases (1.9%)
485,486	Air Liquide S.A.	59,268
105,731	Linde AG	20,271
		79,539
	Metal & Glass Containers (0.2%)
31,832	Groupe Guillin	1,510
2,365,418	Nampak Ltd.*	3,433
14,688	Vidrala S.A.	1,132
		6,075
	Paper Packaging (0.0%)
3,592,000	AMVIG Holdings Ltd.	1,074
79,486	Papeles Y Cartones De Europa S.A.	678
		1,752
	Paper Products (0.2%)
65,814	Ahlstrom-Munksjo Oyj	1,418
107,373	Altri S.G.P.S. S.A.	469
431,868	Ence Energia Y Celulosa S.A.	1,890
146,900	Nippon Paper Industries Co. Ltd.	2,814
59,638	SEMAPA - Sociedade de Investimento e Gestao S.G.P.S. S.A.	1,077
		7,668
	Precious Metals & Minerals (0.1%)
107,304	Anglo American Platinum Ltd.*	2,908
656,942	Impala Platinum Holdings Ltd.*	2,030
		4,938
	Specialty Chemicals (1.6%)
472,724	Akzo Nobel N.V.	43,220
44,485	Borregaard ASA	519
319,800	JSR Corp.	6,231
16,900	Sanyo Chemical Industries Ltd.	887
137,900	Shin-Etsu Chemical Co. Ltd.	12,198
372,094	Synthomer plc	2,275
93,000	Tokuyama Corp.*	411
		65,741
	Steel (0.7%)
131,900	Chubu Steel Plate Co. Ltd.	917
659,476	Ferrexpo plc	2,552
283,100	Kobe Steel Ltd.*	3,410
178,300	Kyoei Steel Ltd.	2,730
273,600	Nakayama Steel Works Ltd.	1,769
139,200	Neturen Co. Ltd.	1,359
718,300	Nippon Denko Co. Ltd.	2,973
94,234	Salzgitter AG	4,235
402,800	Tokyo Steel Manufacturing Co. Ltd.	3,411
132,750	Yamato Kogyo Co. Ltd.	3,755
		27,111
	Total Materials	318,736

Portfolio of Investments | 14

Market
Number	Value
of Shares Security	(000)

Real Estate (1.8%)

Diversified Real Estate Activities (0.6%)

21,620	Allreal Holding AG	$3,882
4,162,000	Emperor International Holdings Ltd.	1,548
1,290,000	Far East Consortium International Ltd.	671
370,000	Great Eagle Holdings Ltd.	2,023
178,000	Heiwa Real Estate Co. Ltd.	3,063
156,500	Mugen Estate Co. Ltd.	1,488
291,200	Samty Co. Ltd.	4,212
289,000	Soundwill Holdings Ltd.	673
55,400	Sun Frontier Fudousan Co. Ltd.	552
787,200	Tokyu Fudosan Holdings Corp.	4,697
		22,809
	Real Estate Development (0.2%)
57,202	ADLER Real Estate AG*	913
98,000	Goldcrest Co. Ltd.	2,236
835,400	Wheelock Properties Ltd.	1,137
3,659,700	Yanlord Land Group Ltd.	4,669
		8,955
	Real Estate Operating Companies (0.5%)
11,428	Big Shopping Centers Ltd.	805
166,457	Dios Fastigheter AB	1,018
109,156	Entra ASA(b)	1,555
315,318	Hemfosa Fastigheter AB	3,877
2,335,849	Klovern AB "B"	3,234
232,516	TLG Immobilien AG	5,151
19,900	Unizo Holdings Co. Ltd.	468
240,510	WCM Beteiligungs-und & Grundbesitz AG	925
171,588	Wihlborgs Fastigheter AB	4,166
		21,199
	Real Estate Services (0.1%)
443,900	Japan Asset Marketing Co. Ltd.*	513
353,163	Savills plc	4,044
		4,557
	REITs - Diversified (0.2%)
811,572	Abacus Property Group	2,303
602,371	Growthpoint Properties Australia Ltd.(a)	1,533
114	Kenedix, Inc.	652
1,655	Sekisui House Ltd.	1,725
		6,213
	REITs - Health Care (0.0%)
6,221	Aedifica REIT	605
	REITs - Office (0.1%)
1,336,938	Hibernia REIT plc	2,273
	REITs - Residential (0.0%)
676,613	Irish Residential Properties REIT plc	1,091
	REITs - Retail (0.1%)
3,499	Altarea REIT	803
1,727,299	Immobiliare Grande Distribuzione SIIQ S.p.A.	1,721
495,265	NewRiver REIT plc	2,232
		4,756
	REITs - Specialized (0.0%)
1,220,941	National Storage REIT	1,499
	Total Real Estate	73,957

15 | USAA International Fund

Market
Number	Value
of Shares Security	(000)

Telecommunication Services (1.0%)

Alternative Carriers (0.0%)

277,824	Retelit S.p.A.*	$450
	Integrated Telecommunication Services (0.8%)
1,596,365	BT Group plc	6,039
383,368	Hellenic Telecommunications Organization S.A.	4,884
180,921	KT Corp.	5,006
1,882,030	Magyar Telekom Telecommunications plc	3,576
4,000,450	Singapore Telecommunications Ltd.	10,916
158,500	Telefonica Brasil S.A.	2,459
		32,880
	Wireless Telecommunication Services (0.2%)
108,539	Freenet AG	3,625
134,676	Orange Belgium S.A.	3,238
		6,863
	Total Telecommunication Services	40,193
	Utilities (1.8%)
	Electric Utilities (0.2%)
51,239	BKW AG	2,976
294,000	Companhia Paranaense de Energia-Copel	2,684
105,930	Okinawa Electric Power Co., Inc.	2,365
		8,025
	Independent Power Producers & Energy Traders (0.1%)
1,285,202	NTPC Ltd.	3,387
	Multi-Utilities (1.4%)
2,299,838	Centrica plc	5,945
457,727	E.ON SE	5,174
2,346,814	Engie	39,169
2,295,779	Iren S.p.A.	6,291
167,924	RWE AG*	4,189
		60,768
	Renewable Electricity (0.1%)
91,858	Capital Stage AG(a)	726
169,688	Saeta Yield S.A.	2,049
		2,775
	Total Utilities	74,955
	Total Common Stocks (cost: $2,956,476)	4,085,771
	PREFERRED STOCKS (0.0%)
	Materials (0.0%)
	Construction Materials (0.0%)
98,463	Buzzi Unicem S.p.A. (cost: $1,020)	1,333
	EXCHANGE-TRADED FUNDS (0.1%)
72,500	iShares Core MSCI EAFE ETF (cost: $4,434)	4,543
	Total Equity Securities (cost: $2,961,930)	4,091,647

Portfolio of Investments | 16

Principal				Market
Amount		Coupon		Value
(000)	Security	Rate	Maturity	(000)

MONEY MARKET INSTRUMENTS (1.2%)

COMMERCIAL PAPER (0.3%)

Industrials (0.3%)

Industrial Conglomerates (0.3%)

$10,000 General Electric Co.	1.07%	9/01/2017	$10,000
Total Industrials			10,000
Total Commercial Paper (cost: $10,000)			10,000

Number of

Shares

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.9%)

38,619,373 State Street Institutional Treasury Money Market Fund Premier Class, 0.90% (d)	38,619
(cost: $38,619)
Total Money Market Instruments (cost: $48,619)	48,619

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.7%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.7%)

9,494	Federated Government Obligations Fund Institutional Class, 0.88%(d)					10
472,002	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91%(d)					472
31,037,111	Invesco Government & Agency Portfolio Institutional Class, 0.93%(d)					31,037
Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
44,290	0.90%(d)					44
88,905	Western Asset Institutional Government Reserves Institutional Class, 0.91%(d)					89
Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $31,652)					31,652
Total Investments (cost: $3,042,201)						$4,171,918
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2		LEVEL 3	Total
Equity Securities:
Common Stocks		$4,081,611	$4,160	$	— $	4,085,771
Preferred Stocks		1,333	—		—	1,333
Exchange-Traded Funds		4,543	—		—	4,543
Money Market Instruments:
Commercial Paper		—	10,000		—	10,000
Government & U.S. Treasury Money Market
Funds		38,619	—		—	38,619
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds		31,652	—		—	31,652
Total		$4,157,758	$14,160	$	— $	4,171,918

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

17 | USAA International Fund

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2017, through August 31, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into (out of)	into (out of)	into (out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$2,127	$(2,127)	$-
Total	$2,127	$(2,127)	$-

(I)Transferred from Level 2 to Level 1 due to an assessment of events at the beginning of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. Such adjustments were not made at the end of the current reporting period.

Portfolio of Investments | 18

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, the USAA International Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

19 | USAA International Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

Notes to Portfolio of Investments | 20

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Futures are valued at the settlement price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the settlement price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

7.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

8.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold. Level 2 securities include equity securities that are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

21 | USAA International Fund

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

D.As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2017, were $1,216,588,000 and $86,871,000, respectively, resulting in net unrealized appreciation of $1,129,717,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $4,146,214,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

Notes to Portfolio of Investments | 22

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
GDR	Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT	Real estate investment trust - Dividend distributions from REITs may be recorded as income and later characterized by the REIT at the end of the fiscal year as capital gains or a return of capital. Thus, the fund will estimate the components of distributions from these securities and revise when actual distributions are known.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of August 31, 2017.

(b)Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

(c)Security was fair valued at August 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,160,000, which represented 0.1% of the Fund's net assets.

(d)Rate represents the money market fund annualized seven-day yield at August 31, 2017.

*Non-income-producing security.

23 | USAA International Fund

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA MANAGED ALLOCATION FUND

AUGUST 31, 2017

(Form N-Q)

93925-1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Managed Allocation Fund

August 31, 2017 (unaudited)

		Market
Number		Value
of Shares	Security	(000)

EQUITY SECURITIES (100.4%)

EXCHANGE-TRADED FUNDS (100.4%)

Domestic Exchange-Traded Funds (6.7%)

380,190	iShares Russell 2000 ETF	$53,124
	Fixed-Income Exchange-Traded Funds (19.1%)
1,692,390	iShares iBoxx $ High Yield Corporate Bond ETF(a)	149,946
	International Exchange-Traded Funds (74.6%)
6,254,530	iShares Core MSCI EAFE ETF	391,971
4,383,055	Vanguard FTSE Emerging Markets ETF	194,169
	Total International Exchange-Traded Funds	586,140
	Total Exchange-Traded Funds	789,210
	Total Equity Securities (cost: $761,268)	789,210

MONEY MARKET INSTRUMENTS (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.90% (b)
2,951 (cost: $2,951)	2,951

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (21.2%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (21.2%)

2,212,812	BlackRock Liquidity Funds T-Fund Institutional Class, 0.89% (b)	2,213
13,893,000	Federated Government Obligations Fund Institutional Class, 0.88% (b)	13,893
751,194	Fidelity Government Portfolio Class I, 0.89% (b)	751
38,738,894	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91% (b)	38,739
38,545,350	Invesco Government & Agency Portfolio Institutional Class, 0.93% (b)	38,545
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional
35,219,007	Class, 0.90% (b)	35,219

1 | USAA Managed Allocation Fund

		Market
Number		Value
of Shares	Security	(000)
36,966,165 Western Asset Institutional Government Reserves Institutional Class, 0.91% (b)		$36,966
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $166,326)	166,326
	Total Investments (cost: $930,545)	$958,487
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Exchange-Traded Funds:
Domestic Exchange-Traded Funds	$53,124	$	— $	— $	53,124
Fixed-Income Exchange-Traded Funds	149,946		—	—	149,946
International Exchange-Traded Funds	586,140		—	—	586,140
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,951		—	—	2,951
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	166,326		—	—	166,326
Total	$958,487	$	— $	— $	958,487

For the period of June 1, 2017, through August 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

Portfolio of Investments | 2

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, the USAA Managed Allocation Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value

3 | USAA Managed Allocation Fund

hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation

Notes to Portfolio of Investments | 4

of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities Lending – The Fund, through its securities lending agreement with Citibank, N.A.

(Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

D.As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2017, were

$28,168,000 and $226,000, respectively, resulting in net unrealized appreciation of $27,942,000.

5 | USAA Managed Allocation Fund

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $785,552,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 74.6% of net assets at August 31, 2017.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of August 31, 2017.

(b)Rate represents the money market fund annualized seven-day yield at August 31, 2017.

Notes to Portfolio of Investments | 6

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA PRECIOUS METALS AND MINERALS FUND

AUGUST 31, 2017

(Form N-Q)

48049 -1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Precious Metals and Minerals Fund

August 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.1%)

COMMON STOCKS (99.1%)

GOLD (87.9%)

African Gold Companies (6.1%)

900,000	AngloGold Ashanti Ltd. ADR	$9,126
770,000	Endeavour Mining Corp.*	15,292
3,200,000	Gold Fields Ltd. ADR	14,272
8,566,400	Great Basin Gold Ltd.*(a)	—
6,500,000	Great Basin Gold Ltd.*(a),(b),(c)	—
		38,690
	Australian Gold Companies (17.7%)
13,200,000	Doray Minerals Ltd.*(d)	2,256
7,063,636	Kingsgate Consolidated Ltd.*(d)	1,488
5,330,433	Metals X Ltd.*	3,623
1,550,000	Newcrest Mining Ltd.	28,155
3,200,000	Northern Star Resources Ltd.	13,253
6,400,000	OceanaGold Corp.	19,886
900,000	OceanaGold Corp.(d)	2,796
10,450,000	Perseus Mining Ltd.*	2,594
13,145,000	Perseus Mining Ltd.*(d)	3,263
13,500,000	Ramelius Resources Ltd.*(d)	4,346
8,250,574	Saracen Mineral Holdings Ltd.*	8,953
7,200,000	St. Barbara Ltd.*	16,141
3,898,694	Westgold Resources Ltd.*(d)	5,579
		112,333
	European Gold Companies (6.8%)
6,500,000	Centamin plc	12,753
300,000	Randgold Resources Ltd. ADR	30,747
		43,500
	North American Gold Companies (54.5%)
610,000	Agnico-Eagle Mines Ltd.	31,269
8,403,900	Alacer Gold Corp.*	14,738
2,600,000	Alamos Gold, Inc. "A"	21,654
3,350,000	Asanko Gold, Inc.*(d)	4,131
3,044,572	AuRico Metals, Inc.*	3,414
240,000	Axmin, Inc.*(b)	7
3,100,000	B2Gold Corp.*	8,515
700,000	Barrick Gold Corp.	12,593
3,700,000	Centerra Gold, Inc.	22,222
526,946	Continental Gold, Inc.*	1,460
810,000	Detour Gold Corp.*	11,338
5,344,600	Dundee Precious Metals, Inc.*	12,369
7,000,000	Eldorado Gold Corp.	14,420
873,475	Goldcorp, Inc.	12,010

1 | USAA Precious Metals and Minerals Fund

		Market
Number		Value
of Shares	Security	(000)
7,907,400	Golden Star Resources Ltd.*(d)	$6,199
1,350,000	Guyana Goldfields, Inc.*	5,405
1,800,000	IAMGOLD Corp.*	11,952
4,600,000	Kinross Gold Corp.*	20,976
803,414	Kirkland Lake Gold Ltd.	10,468
1,733,200	Klondex Mines Ltd.*	5,829
3,750,000	Mandalay Resources Corp.(d)	1,066
5,757,622	Nautilus Minerals, Inc.*(b),(c)	1,084
2,400,000	New Gold, Inc.*	9,024
775,000	Newmont Mining Corp.	29,714
375,000	Northern Star Mining Corp.*(a),(b)	—
535,700	Osisko Gold Royalties Ltd.	7,490
1,052,830	Pretium Resources, Inc.*(d)	8,739
703,500	Primero Mining Corp.*(d)	62
245,000	Royal Gold, Inc.	22,854
4,700,000	SEMAFO, Inc.*	13,248
2,183,810	Tahoe Resources, Inc.(d)	10,423
400,000	Torex Gold Resources, Inc.*	6,752
1,900,000	Yamana Gold, Inc.	5,624
		347,049
	South American Gold Companies (2.8%)
1,300,000	Compania de Minas Buenaventura S.A.A. ADR	17,459
	Total Gold (cost: $700,316)	559,031

PLATINUM GROUP METALS (0.7%)

7,370,000 Platinum Group Metals Ltd.*(d) (cost: $17,878)	4,779

SILVER (10.5%)

700,000	Fresnillo plc	14,628
750,000	MAG Silver Corp.*	9,417
1,000,000	Pan American Silver Corp.	18,660
1,150,000	Wheaton Precious Metals Corp.	23,897
	Total Silver (cost: $56,014)	66,602
	Total Common Stocks (cost: $774,208)	630,412
	WARRANTS (0.0%)
	GOLD (0.0%)
	North American Gold Companies (0.0%)
632,000	Primero Mining Corp.* (cost: $100)	9
	Total Equity Securities (cost: $774,308)	630,421
	MONEY MARKET INSTRUMENTS (0.4%)
	GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)
	State Street Institutional Treasury Money Market Fund Premier Class, 0.90%(e)
2,741,035	(cost: $2,741)	2,741

Portfolio of Investments | 2

		Market
Number of		Value
Shares	Security	(000)

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (1.6%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (1.6%)

4,599	Federated Government Obligations Fund Institutional Class, 0.88%(e)	$5
501,433	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91%(e)	502
8,524,977	Invesco Government & Agency Portfolio Institutional Class, 0.93%(e)	8,525
	Morgan Stanley Institutional Liquidity Funds Government Portfolio Institutional Class,
170,174	0.90%(e)	170
757,378	Western Asset Institutional Government Reserves Institutional Class, 0.91%(e)	757
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $9,959)	9,959
	Total Investments (cost: $787,008)	$643,121
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$630,412	$	— $	— $	630,412
Warrants	9		—	—	9
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	2,741		—	—	2,741
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	9,959		—	—	9,959
Total	$643,121	$	— $	— $	643,121

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

FAIR VALUE LEVEL TRANSFERS

For the period of June 1, 2017, through August 31, 2017, the table below shows the transfers between Level 1, Level 2, and Level 3. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

	Transfers	Transfers	Transfers
	into (out of)	into (out of)	into (out of)
Assets ($ in 000s)	Level 1	Level 2	Level 3
Common Stocks(I)	$4,128	$(4,128)	$-
Total	$4,128	$(4,128)	$-

(I)Transferred from Level 2 to Level 1 due to the availability of quoted prices once the security resumed trading.

3 | USAA Precious Metals and Minerals Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, the USAA Precious Metals and Minerals Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as nondiversified under the 1940 Act.

The Fund consists of three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker- dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

4 | USAA Precious Metals and Minerals Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities and the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

5 | USAA Precious Metals and Minerals Fund

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C.Securities lending – The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC

Notes to Portfolio of Investments | 6

guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

D.As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2017, were $155,483,000 and $299,370,000, respectively, resulting in net unrealized depreciation of $143,887,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $636,302,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 85.9% of net assets at August 31, 2017.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

CATEGORIES AND DEFINITIONS

Warrants – Entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

7 | USAA Precious Metals and Minerals Fund

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR	American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a)Security was fair valued at August 31, 2017, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was zero.

(b)Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at August 31, 2017, was $1,091,000, which represented 0.2% of the Fund's net assets.

(c)Restricted security that is not registered under the Securities Act of 1933.

(d)The security, or a portion thereof, was out on loan as of August 31, 2017.

(e)Rate represents the money market fund annualized seven-day yield at August 31,

2017.

*Non-income-producing security.

Notes to Portfolio of Investments | 8

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA TREASURY MONEY MARKET TRUST ®

AUGUST 31, 2017

(Form N-Q)

48053 -1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA Treasury Money Market Trust

August 31, 2017 (unaudited)

Principal
Amount		Value
(000)	Security	(000)

U.S. TREASURY SECURITIES (60.3%)

NOTES (24.9%) (c)

$25,000	0.88%, 10/15/2017	$24,995
59,000	0.75%, 10/31/2017	58,972
100,000	1.19%, 10/31/2017, 3 mo. USTMMR + 0.168% (a)	100,035
107,000	0.88%, 11/15/2017	106,968
10,800	4.25%, 11/15/2017	10,870
80,000	0.88%, 11/30/2017	79,968
15,000	1.00%, 12/15/2017	14,998
10,000	0.88%, 1/31/2018	9,989
125,000	1.29%, 1/31/2018, 3 mo. USTMMR + 0.272% (a)	125,162
3,000	0.75%, 2/28/2018	2,995
127,000	1.21%, 4/30/2018, 3 mo. USTMMR + 0.19% (a)	127,196
108,000	1.20%, 7/31/2018, 3 mo. USTMMR + 0.174% (a)	108,205
		770,353
	BILLS (35.4%) (e)
50,000	0.85%, 9/07/2017	49,992
44,000	0.84%, 9/14/2017	43,985
35,000	0.88%, 9/21/2017	34,981
10,000	1.08%, 10/05/2017	9,991
90,000	1.10%, 10/12/2017	89,904
55,000	1.10%, 10/19/2017	54,925
93,000	1.01%, 10/26/2017	92,852
130,000	0.98%, 11/02/2017	129,771
113,500	0.93%, 11/09/2017	113,272
128,000	0.91%, 11/16/2017	127,718
32,000	0.98%, 11/30/2017	31,918
55,000	0.95%, 12/07/2017	54,859
55,000	0.99%, 12/21/2017	54,832
50,000	0.98%, 12/28/2017	49,844
35,500	1.00%, 1/04/2018	35,372
29,500	0.99%, 1/11/2018	29,392
50,000	0.99%, 1/18/2018	49,795
18,000	0.99%, 1/25/2018	17,926
17,000	1.02%, 2/01/2018	16,923
7,000	1.04%, 2/08/2018	6,967
		1,095,219
	Total U.S. Treasury Securities (cost: $1,865,572)	1,865,572

1 | USAA Treasury Money Market Trust

Principal
Amount		Value
(000)	Security	(000)

REPURCHASE AGREEMENTS (39.2%)

$34,852	Bank of America, N.A., 1.06%, acquired 8/31/2017 and due on 9/01/2017 at
	$34,852 (collateralized by $30,258 of U.S. Treasury, 3.63% (c), due
	2/15/2044; market value $35,549)	$34,852
217,000	Credit Agricole Corp. Inv. Bank, 1.05%, acquired 8/31/2017 and due on 9/01/2017
	at $217,000 (collateralized by $222,644 of U.S. Treasury, 1.63% (c), due
	4/30/2023; market value $221,340)	217,000
25,000	Credit Suisse First Boston, LLC, 1.00%, acquired 8/31/2017 and due on 9/01/2017
	at $25,000 (collateralized by $26,435 of U.S. Treasury, 1.63% (c), due
	2/15/2026; market value $25,500)	25,000
350,000	HSBC Bank USA, Inc., 1.02%, acquired 8/31/2017 and due on 9/01/2017 at
	$350,000 (collateralized by $356,520 of U.S. Treasury, 2.75% (c), due
	8/15/2047; market value $357,003)	350,000
143,000 Mitsubishi Securities Int. plc, 0.99%, acquired 8/31/2017 and due on 9/01/2017 at
	$143,000 (collateralized by $20,887 of U.S. Treasury, 1.50% - 3.63% (c), due
	7/15/2020 - 11/15/2045; $85,797 of U.S Treasury(b), 0.13% - 2.38%, due
	4/15/2019 - 1/15/2025; $73,157 U.S. Treasury, 2.83% (d), due 5/15/2044;
	combined market value $145,864)	143,000
440,000	Natixis Securities Americas, LLC, 1.07%, acquired 8/31/2017 and due on
	9/01/2017 at $440,000 (collateralized by $343,882 of U.S. Treasury, 0.75% -
	7.63% (c), due 1/31/2018 - 5/15/2046; $56,919 of U.S. Treasury(b), 0.13% -
	1.38%,, due 4/15/2020 - 2/15/2044; $27,415 of GNMA(f), 4.00% - 4.50%, due
	1/20/2047 - 4/20/2047; combined market value $448,813)	440,000
	Total Repurchase Agreements (cost: $1,209,852)	1,209,852
	Total Investments (cost: $3,075,424)	$3,075,424
($ in 000s)		VALUATION HIERARCHY
Assets		LEVEL 1	LEVEL 2	LEVEL 3		Total
U.S. Treasury Securities
Notes	$	— $	770,353	$	— $	770,353
Bills		—	1,095,219		—	1,095,219
Repurchase Agreements		—	1,209,852		—	1,209,852
Total	$	— $	3,075,424	$	— $	3,075,424

Portfolio of Investments | 2

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, the USAA Treasury Money Market Trust (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund operates as a government money market fund in compliance with the requirements of Rule 2a-7 under the 1940 Act; and as a government money market fund, shares of the Fund are available for sale only to accounts that are beneficially owned by natural persons.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-

7under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2.Repurchase agreements are valued at cost.

3 | USAA Treasury Money Market Trust

3.Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C.Repurchase agreements – The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At August 31, 2017, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

Notes to Portfolio of Investments | 4

D. As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,091,168,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

SPECIFIC NOTES

(a)Rates for U.S. Treasury floating-rate notes rise and fall based on discount rates in auctions of 13-week Treasury bills, and are paid quarterly.

(b)U.S. Treasury inflation-indexed notes – designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after- inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices.

(c)Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.

(d)Zero-coupon security. Rate represents the effective yield at the date of purchase.

(e)Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

(f)Mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. Government.

5 | USAA Treasury Money Market Trust

PORTFOLIO OF INVESTMENTS 1ST QUARTER

USAA WORLD GROWTH FUND

AUGUST 31, 2017

(Form N-Q)

48051 -1017	©2017, USAA. All rights reserved.

PORTFOLIO OF INVESTMENTS

USAA World Growth Fund

August 31, 2017 (unaudited)

Market
Number	Value
of Shares Security	(000)

EQUITY SECURITIES (99.6%)

COMMON STOCKS (99.6%)

Consumer Discretionary (16.5%)

Advertising (2.3%)

104,720	Omnicom Group, Inc.	$7,580
1,312,999	WPP plc	24,109
		31,689
	Apparel Retail (0.3%)
205,006	Urban Outfitters, Inc.*	4,190
	Apparel, Accessories & Luxury Goods (3.9%)
374,651	Burberry Group plc	8,706
161,355	Compagnie Financiere Richemont S.A.	14,428
5,767	Hermes International	3,050
102,076	LVMH Moet Hennessy Louis Vuitton SE	26,764
		52,948
	Auto Parts & Equipment (0.7%)
102,565	Delphi Automotive plc	9,887
	Automotive Retail (0.4%)
11,624	AutoZone, Inc.*	6,143
	Cable & Satellite (1.8%)
11,699	Charter Communications, Inc. "A"*	4,662
304,133	Comcast Corp. "A"	12,351
609,202	Sky plc	7,531
		24,544
	Casinos & Gaming (0.4%)
575,200	Sands China Ltd.	2,576
23,407	Wynn Resorts Ltd.	3,254
		5,830
	Hotels, Resorts & Cruise Lines (0.4%)
51,668	Marriott International, Inc. "A"	5,352
	Motorcycle Manufacturers (0.4%)
125,159	Harley-Davidson, Inc.(a)	5,884
	Movies & Entertainment (3.8%)
250,009	Time Warner, Inc.	25,276
256,988	Walt Disney Co.	26,007
		51,283
	Restaurants (1.7%)
708,954	Compass Group plc	15,145
154,051	Whitbread plc	7,486
		22,631

1 | USAA World Growth Fund

		Market
Number		Value
of Shares	Security	(000)
	Specialty Stores (0.4%)
277,669	Sally Beauty Holdings, Inc.*	$5,162
	Total Consumer Discretionary	225,543
	Consumer Staples (18.3%)
	Brewers (2.4%)
1,248,029	Ambev S.A.	7,874
95,679	Carlsberg A/S "B"	10,981
137,178	Heineken N.V.	14,392
		33,247
	Distillers & Vintners (4.0%)
858,931	Diageo plc	28,789
192,893	Pernod Ricard S.A.	26,361
		55,150
	Household Products (5.0%)
218,249	Colgate-Palmolive Co.	15,635
888,526	Essity Aktiebolag "B"*	24,669
295,464	Reckitt Benckiser Group plc	28,013
		68,317
	Packaged Foods & Meat (5.5%)
326,101	DANONE S.A.	25,680
208,791	Kellogg Co.	13,667
416,848	Nestle S.A.	35,362
		74,709
	Personal Products (1.4%)
1,134,716	Coty, Inc. "A"	18,814
	Total Consumer Staples	250,237
	Energy (1.0%)
	Oil & Gas Equipment & Services (1.0%)
109,433	National Oilwell Varco, Inc.	3,356
158,171	Schlumberger Ltd.	10,046
		13,402
	Total Energy	13,402
	Financials (10.9%)
	Asset Management & Custody Banks (5.2%)
444,081	Bank of New York Mellon Corp.	23,217
285,284	Franklin Resources, Inc.	12,333
144,868	Julius Baer Group Ltd.*	8,097
291,060	State Street Corp.	26,920
		70,567
	Consumer Finance (1.4%)
223,182	American Express Co.	19,216
	Diversified Banks (1.1%)
145,816	Erste Group Bank AG*	6,161
748,658	Grupo Financiero Banorte S.A. "O"	5,109
516,600	Kasikornbank Public Co. Ltd.	3,283
10,948	Komercni Banka A/S	482
		15,035
	Diversified Capital Markets (1.3%)
1,126,769	UBS Group AG*	18,565

Portfolio of Investments | 2

		Market
Number		Value
of Shares	Security	(000)
	Financial Exchanges & Data (0.6%)
71,938	Deutsche Boerse AG	$7,689
	Investment Banking & Brokerage (1.0%)
60,357	Goldman Sachs Group, Inc.	13,504
	Reinsurance (0.3%)
47,893	Swiss Re AG	4,338
	Total Financials	148,914
	Health Care (19.7%)
	Health Care Equipment (7.9%)
332,442	Abbott Laboratories	16,935
395,373	Medtronic plc	31,875
34,130	Sonova Holding AG	5,769
192,118	Stryker Corp.	27,160
228,747	Zimmer Biomet Holdings, Inc.	26,139
		107,878
	Health Care Supplies (2.0%)
54,339	Cooper Companies, Inc.	13,630
84,138	Dentsply Sirona, Inc.	4,759
154,900	Hoya Corp.	8,870
		27,259
	Life Sciences Tools & Services (4.0%)
230,846	Thermo Fisher Scientific, Inc.	43,201
67,029	Waters Corp.*	12,298
		55,499
	Pharmaceuticals (5.8%)
310,361	Bayer AG	39,718
43,569	Johnson & Johnson	5,767
98,595	Merck KGaA	10,829
90,182	Roche Holding AG	22,899
		79,213
	Total Health Care	269,849
	Industrials (15.8%)
	Aerospace & Defense (1.7%)
65,813	MTU Aero Engines AG	9,214
121,819	United Technologies Corp.	14,584
		23,798
	Agricultural & Farm Machinery (0.7%)
578,500	Kubota Corp.	10,019
	Air Freight & Logistics (1.7%)
197,346	United Parcel Service, Inc. "B"	22,568
	Airport Services (0.8%)
57,321	Aena S.A.	11,194
	Electrical Components & Equipment (2.1%)
166,101	Legrand S.A.	11,643
209,764	Schneider Electric SE*	16,913
		28,556
	Human Resource & Employment Services (0.7%)
134,067	Adecco Group AG	9,717
	Industrial Conglomerates (4.2%)
113,545	3M Co.	23,200

3 | USAA World Growth Fund

		Market
Number		Value
of Shares	Security	(000)
247,928	Honeywell International, Inc.	$34,281
		57,481
	Railroads (3.1%)
286,781	Canadian National Railway Co.	23,226
145,713	Kansas City Southern	15,071
32,684	Union Pacific Corp.	3,442
		41,739
	Trading Companies & Distributors (0.8%)
107,743	Brenntag AG	5,710
63,986	NOW, Inc.*	746
26,509	W.W. Grainger, Inc.	4,309
		10,765
	Total Industrials	215,837
	Information Technology (12.3%)
	Communications Equipment (0.6%)
276,889	Cisco Systems, Inc.	8,919
	Data Processing & Outsourced Services (3.0%)
150,843	PayPal Holdings, Inc.*	9,304
308,030	Visa, Inc. "A"	31,887
		41,191
	Electronic Components (0.7%)
114,607	Amphenol Corp. "A"	9,276
	Internet Software & Services (0.9%)
329,740	eBay, Inc.*	11,914
	IT Consulting & Other Services (3.1%)
244,555	Accenture plc "A"	31,978
140,644	Cognizant Technology Solutions Corp. "A"	9,954
		41,932
	Semiconductors (0.5%)
73,080	Microchip Technology, Inc.	6,343
	Systems Software (2.6%)
118,134	Check Point Software Technologies Ltd.*	13,216
452,881	Oracle Corp.	22,793
		36,009
	Technology Hardware, Storage, & Peripherals (0.9%)
5,977	Samsung Electronics Co. Ltd.	12,276
	Total Information Technology	167,860
	Materials (5.1%)
	Fertilizers & Agricultural Chemicals (1.1%)
125,916	Monsanto Co.	14,757
	Industrial Gases (2.5%)
59,388	Air Liquide S.A.	7,250
92,126	Linde AG	17,663
71,296	Praxair, Inc.	9,378
		34,291
	Specialty Chemicals (1.5%)
226,144	Akzo Nobel N.V.	20,676

Portfolio of Investments | 4

		Market
Number of		Value
Shares	Security	(000)
	Total Materials	$69,724
	Total Common Stocks (cost: $824,711)	1,361,366
	Total Equity Securities (cost: $824,711)	1,361,366

MONEY MARKET INSTRUMENTS (0.3%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.3%)

State Street Institutional Treasury Money Market Fund Premier Class, 0.90% (b)
3,441,862 (cost: $3,442)	3,442

SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (0.4%)

GOVERNMENT & U.S. TREASURY MONEY MARKET FUNDS (0.4%)

1,674	Goldman Sachs Financial Square Government Fund Institutional Class, 0.91%(b)	1
5,505,926	Invesco Government & Agency Portfolio Institutional Class, 0.93%(b)	5,506
	Total Short-Term Investments Purchased with Cash Collateral from Securities Loaned
	(cost: $5,507)	5,507
	Total Investments (cost: $833,660)	$1,370,315
($ in 000s)	VALUATION HIERARCHY
Assets	LEVEL 1	LEVEL 2	LEVEL 3		Total
Equity Securities:
Common Stocks	$1,361,366	$	— $	— $	1,361,366
Money Market Instruments:
Government & U.S. Treasury Money Market
Funds	3,442		—	—	3,442
Short-Term Investments Purchased with Cash
Collateral from Securities Loaned:
Government & U.S. Treasury Money Market
Funds	5,507		—	—	5,507
Total	$1,370,315	$	— $	— $	1,370,315

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2017, through August 31, 2017, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers in and transfers out as of the beginning of the reporting period in which the event or circumstance that caused the transfer occurred.

5 | USAA World Growth Fund

NOTES TO PORTFOLIO

OF INVESTMENTS

August 31, 2017 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 51 separate funds. Additionally, USAA World Growth Fund (the Fund) qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Fund, which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: World Growth Fund Shares (Fund Shares), World Growth Fund Institutional Shares (Institutional Shares), and World Growth Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of- funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A.Security valuation – The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

6 | USAA World Growth Fund

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund.

Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1.Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used. Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Certain preferred and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

2.Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S. market movements) are significant. Such securities are categorized in Level 2 of the fair value hierarchy.

3.Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day and are categorized in Level 1 of the fair value hierarchy.

7 | USAA World Growth Fund

4.Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5.Repurchase agreements are valued at cost.

6.Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service and are categorized in Level 2 of the fair value hierarchy.

7.In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.Fair value measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 – inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 – inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 – inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Notes to Portfolio of Investments | 8

C.Securities lending - The Fund, through its securities lending agreement with Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to 102% of the fair value of domestic securities and foreign government securities loaned and 105% of the fair value of foreign securities and all other securities loaned. Collateral may be cash, U.S. government securities, or other securities as permitted by SEC guidelines. Cash collateral is invested in high-quality short-term investments. Collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short- term investments will be less than the amount of cash collateral required to be returned to the borrower. The Fund's agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Fund may not be sold or re-pledged except to satisfy borrower default. Cash collateral is listed in the Fund's Portfolio of Investments while non-cash collateral is not included.

D.As of August 31, 2017, the cost of securities, for federal income tax purposes, was approximately the same as the cost reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of August 31, 2017, were $555,684,000 and $19,029,000, respectively, resulting in net unrealized appreciation of $536,655,000.

E.The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,366,445,000 at August 31, 2017, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 46.3% of net assets at August 31, 2017.

F.Upcoming Regulatory Matters – In October 2016, the U.S. Securities and Exchange Commission (SEC) issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. In part, the rules require the filing of new forms N-PORT and N-CEN, and amend Regulation S-X to require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments.

In October 2016, the SEC issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds' liquidity.

In October 2016, the SEC issued Final Rule Release No. 33-10234, Investment Company Swing Pricing. This rule permits certain funds to use swing pricing during periods of heavy redemptions and requires certain disclosures regarding the use of swing pricing in forms filed with the SEC.

The Manager continues to evaluate the impact these rules will have on the financial statements and other disclosures. The compliance date for forms N-PORT and N-CEN is June 1, 2018, with other staggered compliance dates extending through December 2018. The Fund is expected to comply with the June 1, 2018 compliance date for new forms N-PORT and N-CEN.

9 | USAA World Growth Fund

SPECIFIC NOTES

(a)The security, or a portion thereof, was out on loan as of August 31, 2017.

(b)Rate represents the money market fund annualized seven-day yield at August 31, 2017.

*Non-income-producing security.

Notes to Portfolio of Investments | 10

ITEM 2. CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: USAA MUTUAL FUNDS TRUST - Period Ended August 31, 2017

By:	/S/ KRISTEN MILLAN
--------------------------------------------------------------
Signature and Title: Kristen Millan, Assistant Secretary
Date:	10/24/2017
-------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ DANIEL S. MCNAMARA
--------------------------------------------------------------
Signature and Title: Daniel S. McNamara, President
Date:	10/30/2017
------------------------------
By:	/S/ ROBERTO GALINDO, JR.
-----------------------------------------------------
Signature and Title: Roberto Galindo, Jr., Treasurer
Date:	10/30/2017
------------------------------